                                                    Registration No. 333-44176
                                                            File No. 811-10071

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [   ]

      Pre-Effective Amendment No. __                                     [   ]

      Post-Effective Amendment No.   2                                   [ X ]
                                   -----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [   ]

      Amendment No. _2_                                                    [X]
                     -

------------------------------------------------------------------------------
                       OPPENHEIMER EMERGING GROWTH FUND
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                 498 Seventh Avenue, New York, New York 10018

------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

                                (212) 323-0200
------------------------------------------------------------------------------
             (Registrant‘s Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                    498 Seventh Avenue, New York, NY 10018
------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[    ]                 Immediately upon filing pursuant to paragraph (b)
[  X ]                    On December 23, 2002 pursuant to paragraph (b)
[    ]                 60 days after filing pursuant to paragraph (a)(1)
[    ]                   On _______________ pursuant to paragraph (a)(1)
[    ]                 75 days after filing pursuant to paragraph (a)(2)
[    ]                   On _______________ pursuant to paragraph (a)(2)

of Rule 485.

If appropriate, check the following box:
[   ]             This  post-effective  amendment  designates a new  effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration
Statement shall thereafter become effective in accordance with section 8(a)
of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section
8(a), shall determine.

Oppenheimer
Emerging Growth Fund

Prospectus dated December 23, 2002

                                          Oppenheimer Emerging Growth Fund is
                                          a mutual fund. It seeks capital
                                          appreciation to make your investment
                                          grow. It emphasizes investments in
                                          common stocks of  U.S. companies
                                          with high growth potential, with a
                                          focus on small and micro-cap issuers.
                                             This Prospectus contains
                                          important information about the
                                          Fund‘s objective, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
                                          carefully before you invest and keep
As with all mutual funds, the             it for future reference about your
Securities and Exchange Commission        account.
has not approved or disapproved the
Fund‘s securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

                                                                          1234

CONTENTS

                    ABOUT THE FUND

              3     The Fund‘s Investment Objective and Strategies
              3     Main Risks of Investing in the Fund
              5     The Fund‘s Performance
              6     Fees and Expenses of the Fund
              7     About the Fund‘s Investments
              11    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

              12    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares
              21
                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans
              22
                    How to Sell Shares
                    By Mail
                    By Telephone
              24
              26    How to Exchange Shares
              27    Shareholder Account Rules and Policies
              28    Dividends, Capital Gains and Taxes
                    Financial Highlights

ABOUT THE FUND

The Fund‘s Investment Objective and Strategies
WHAT IS THE FUND‘S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of U.S. companies that the portfolio manager believes have above-average growth rates.  These may be newer companies or established companies of any capitalization range that the portfolio manager believes have favorable growth rates.  Such companies are often in the early growth ("emerging growth") phase of their business cycle, which is a period typically marked by rapid growth.  The Fund focuses on U.S. companies with small and micro market
capitalizations.    The Fund may buy foreign stocks as well, principally of
issuers in developed market countries, but this is not a principal investment strategy.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  In
selecting securities for the Fund, the Fund‘s portfolio manager looks for companies with high growth potential using fundamental analysis of a company‘s financial statements, interviews with management and analysis of the company‘s operations and product development, as well as the industry of which the issuer is part. The portfolio manager also evaluates research on particular industries, market trends and general economic conditions. In seeking broad diversification of the Fund‘s portfolio, the portfolio manager currently searches primarily for stocks of companies having the following characteristics (although these factors may change over time and may vary in different cases):
      o  Companies in high-growth market sectors and that are leaders within their sectors,
      o  Companies with management that has a proven ability to handle rapid growth,
      o  Companies with innovative products or services, and
      o  Companies with rapidly accelerating earnings and what the portfolio manager believes are sustainable growth rates.
The Fund may decide to sell a security in its portfolio if the company no longer exhibits one or more of these characteristics (which may change from time to time), or if the portfolio manager finds a better investment opportunity. The Fund is not required to sell a small market capitalization security it owns if the market capitalization of that security grows beyond what the Fund considers to be small.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking capital growth over the long term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for an aggressive growth fund. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund‘s investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund‘s investment adviser,
OppenheimerFunds, Inc. (the "Manager") will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund invests primarily in common stocks of U.S. companies, the value of the Fund‘s portfolio will be affected by changes in the U.S. stock markets and the special economic and other factors that might primarily affect the prices of stocks. Market risk will affect the Fund‘s net asset values per share, which will fluctuate as the values of the Fund‘s portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.
Different stock markets may behave differently from each other.

      Other factors can affect a particular stock‘s price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

Risks of Growth Stocks. Stocks of growth companies, particularly newer companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies. They have greater risks if the company‘s earnings growth or stock price fails to increase as expected

SPECIAL RISKS OF SMALL-CAP STOCKS. The Fund‘s investment focus is in the securities of small market capitalization companies, including micro-cap issuers.  While these companies may offer greater perceived opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations. Small capitalization companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of such issuers at an acceptable price, especially during periods of market volatility. That factor increases the potential for losses to the Fund. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small capitalization company, if it realizes any gain at all.

RISKS OF FOREIGN INVESTING. While foreign securities offer special investment opportunities, there are also special risks. Although the Fund focuses on
U.S. companies, there is no limit on the amount of the Fund‘s assets that may be invested in foreign securities. To the extent the Fund invests in foreign securities, it will focus on developed countries, although emerging markets will not be excluded from consideration. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of foreign securities. Foreign issuers are not subject to the same accounting and disclosure requirements to which U.S. companies are subject.
The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company‘s assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in emerging market countries may be more difficult to sell and their prices may be more volatile.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund‘s investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      In the short term, the markets for stocks in their emerging growth phase can be volatile (particularly if the company has a small or micro market capitalization) and the prices of the Fund‘s shares can go up and down substantially. The Fund generally does not seek current income nor use income-oriented investments to help cushion the Fund‘s total return from changes in stock prices. Emerging growth stocks do not tend to pay dividends and so the Fund‘s dividend income is likely to be small. In the
OppenheimerFunds spectrum, the Fund is generally an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of greater long-term returns. It is likely to be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks, or funds that focus on both stocks and bonds.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund‘s Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund‘s performance (for its Class A shares), both before and after taxes, for the full calendar year since the
Fund‘s inception and by showing how the average annual total returns of the
Fund‘s shares compare to those of broad-based market indices. The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns for the other classes of shares will vary. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax. The Fund‘s past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)

    [See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period 1/1/02 through 9/30/02, the cumulative total return for Class
A shares before taxes was -44.26%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was
35.54% (2nd Qtr 01) and the lowest return (not annualized) before taxes for a calendar quarter was -27.52% (3rd Qtr 01).

 ------------------------------------------------------------------------

                                       Past                 Past
 Average Annual Total Returns   1 year (or life of  5 years (or life of
 for the period ended December    class if less)       class if less)
 31, 2001
 ------------------------------------------------------------------------

 Class A Shares (inception
 11/01/00)                            -5.36%               -6.65%
 Return Before Taxes                  -5.36%               -6.75%
 Return After Taxes on                -3.26%               -5.36%
 Distributions
 Return After Taxes on
 Distributions and Sale of
 Fund Shares
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Russell 2000 Index1 (reflects         2.49%               -0.12%
 no deduction for fees,
 expenses or taxes)
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Russell 2000 Growth Index1
 (reflects no deduction for           -9.23%              -18.44%
 fees, expenses or taxes)
 ------------------------------------------------------------------------

 Class B Shares (inception            -5.49%               -6.03%
 11/01/00)
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------

 Class C shares (inception            -1.41%               -2.53%
 11/01/00)
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------

 Class N shares (inception            16.51%2               N/A
 3/1/01)
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------

 Class Y Shares (inception             0.62%               -1.58%
 11/01/00)
 ------------------------------------------------------------------------

1.    From 10/31/00.
2.    The total return for Class N shares is cumulative and is not annualized. The Fund‘s average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of
   5.75%; for Class B, the contingent deferred sales charges of 5% (1-year),
   4% (life of class); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period for Class C shares and life-of-class period for Class N shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund‘s  Class A shares is compared to the Russell 2000
   Index and Russell 2000 Growth Index, unmanaged indices of small cap issuers and small cap issuers with above-average growth characteristics, respectively. Index performance reflects the reinvestment of income but does not reflect transaction costs or taxes. The Fund may have investments that vary from the securities in the indices.

Fees and Expenses of the Fund

      The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund‘s assets to calculate the Fund‘s net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges.

Shareholder Fees (charges paid directly from your investment):

                                Class A   Class B   Class C  Class N  Class Y
                                 Shares    Shares    Shares   Shares   Shares
 Maximum Sales Charge (Load)
 on purchases (as % of           5.75%      None      None     None     None
 offering price)
 Maximum Deferred Sales Charge
 (Load) (as % of the lower of    None1      5%2       1%3      1%4      None
 the original offering price
 or redemption proceeds)
  1.  A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
  2.  Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
  3.  Applies to shares redeemed within 12 months of purchase.
  4.  Applies to shares redeemed within 18 months of retirement plan‘s first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

------------------------------------------------------------------------------
                               Class A  Class B   Class C  Class N   Class Y
                                Shares   Shares    Shares   Shares    Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Management Fees                 1.00%     1.00%    1.00%     1.00%    1.00%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Distribution   and/or  Service  0.18%    1.00%     1.00%     0.50%     N/A
(12b-1) Fees

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Other Expenses                  0.67%    0.74%     0.72%     0.68%    0.48%

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Total     Annual     Operating  1.85%    2.74%     2.72%     2.18%    1.48%
Expenses

------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.25% of average daily net assets per fiscal year for Class Y shares and
0.35% of average daily net assets per fiscal year for all other classes.
That undertaking was effective October 1, 2001 (for Class Y only, January 1,
2001), was pro-rated for the remainder of the fiscal year ending after that date, and may be amended or withdrawn at any time.  After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.60% and 1.78% for Class A, 0.67% and 2.67%
for Class B, 0.65% and 2.65% for Class C, 0.61% and 2.11% for Class N, and
0.29% and 1.29%, respectively, for Class Y.
Effective  November 1, 2002,  the voluntary  limit on transfer agent fees for  Class Y shares  increased  to 0.35% of  average  daily net assets per  fiscal  year.  Had that limit been in effect  during the
Fund‘s  prior  fiscal  year,  "Other  Expenses"  and  "Total  Annual
Operating  Expenses"  for Class Y shares as  percentages  of average daily net assets would have been 0.39% and 1.39%, respectively.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class‘s operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 If shares are redeemed:      1 Year      3 Years    5 Years      10 Years
 Class A Shares                $752       $1,123      $1,518       $2,619
 Class B Shares                $777       $1,150      $1,650      $2,6601
 Class C Shares                $375        $844       $1,440       $3,051
 Class N Shares                $321        $682       $1,170       $2,513
 Class Y Shares                $151        $468        $808        $1,768

 If shares are not            1 Year      3 Years    5 Years      10 Years
 redeemed:
 Class A Shares                $752       $1,123      $1,518       $2,619
 Class B Shares                $277        $850       $1,450      $2,6601
 Class C Shares                $275        $844       $1,440       $3,051
 Class N Shares                $221        $682       $1,170       $2,513
 Class Y Shares                $151        $468        $808        $1,768
In the first  example,  expenses  include the initial sales charge for Class A and the  applicable  Class B,  Class C or Class N  contingent  deferred  sales charges.  In the  second  example,  the  Class A  expenses  include  the sales charge,  but  Class  B,  Class  C and  Class N  expenses  do not  include  the contingent  deferred  sales  charges.  There are no sales  charges  on Class Y shares.
1.  Class B  expenses  for years 7 through  10 are based on Class A  expenses, since  Class  B  shares  automatically  convert  to  Class A 72  months  after purchase.

  In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

THE FUND‘S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund‘s portfolio among different investments will vary over time based upon the
Manager‘s evaluation of economic and market trends. The Fund‘s portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund‘s investment policies and risks.

Stock Investments.  The Fund will emphasize investments in common stocks that the Manager believes have growth potential.  They may be newer companies or more established companies entering a growth cycle.  Some growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.  Therefore, they do not emphasize paying dividends, and may not pay any dividends for some time.  Other stocks are considered "growth" stocks because the company is experiencing growth in earnings or income.  They are selected for the Fund‘s portfolio because the Manager believes the price of the stock will increase over time.

Small Capitalization Stock Investments. The Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies, including those that have been in operation for a relatively short period.  Small-cap companies tend to be companies that are developing new products or services, that the Manager believes have relatively favorable prospects, or that are expanding into new and growing markets. Emerging growth companies may offer new products or services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.

      While smaller capitalization companies may have potential for rapid growth, they often are subject to higher risks because they lack the managerial experience, financial resources, product diversification and competitive strengths of larger, more established companies.  In addition, in many instances, the securities of smaller companies are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges.  Therefore, the securities of smaller companies may be subject to wider price fluctuations and may be less liquid.  If the
      Fund were to try to sell large positions in small-cap stocks, it might have to sell them at discounts from quoted prices or might have to make a series of small sales over an extended period of time that might result in less favorable prices than in a block sale.

Portfolio Turnover. The Fund can engage in short-term trading to try to achieve its objective, and may have a  high portfolio turnover rate in excess of 100% annually. Portfolio turnover affects brokerage costs the
      Fund pays. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.

Can the Fund‘s Investment Objective and Policies Change? The Fund‘s Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund‘s outstanding voting shares. The Fund‘s investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Fund might not always use all of the different types of techniques and investments described below. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the Manager‘s investment decision than in the case of other debt securities.

Investing in Special Situations. At times the Fund might invest in companies to try to benefit from what the portfolio manager perceives to be special situations. These may be mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not occur, which could have a negative impact on the price of the security. The Fund‘s investment might not produce the expected gains or could incur a loss for the portfolio.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. Lack of investor interest by qualified institutional purchasers may cause such restricted securities to become illiquid.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
      Fund might use may be considered "derivative" investments.  Derivatives may increase the volatility of the Fund‘s share prices or cause investment losses.

      Hedging. The Fund can buy and sell futures contracts, put and call options, and forward contracts. These are all referred to as "hedging instruments."  The Fund does not currently use hedging extensively or for speculative purposes. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

      Some of these strategies would hedge the Fund‘s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund‘s exposure to the securities market.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
      Fund‘s return.

Temporary Defensive and Interim Investments. In times of unstable or adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary defensive investments. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. Government securities, or repurchase agreements ("cash investments"). The Fund could also invest in cash investments pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
      Fund shares. To the extent the Fund invests defensively or otherwise in cash investments, it might not achieve its investment objective of capital appreciation.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund‘s investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund‘s Board of Trustees, under an investment advisory agreement that states the Manager‘s responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and affiliates managed more than $120 billion in assets as of September 30, 2002, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at 498 Seventh
Avenue, New York, New York 10018.

Portfolio  Manager.  The portfolio  manager of the Fund is Laura Granger.  She has been the person primarily  responsible for the day-to-day management of the  Fund‘s  portfolio  since  its  inception.  She  has  been a Vice
      President  of the Manager  since  joining  the Manager in October  2000.
      Previously  she was a  portfolio  manager at Fortis  Advisors  from July
      1998 through  October 2000,  prior to which she was a portfolio  manager at General  Motors  Investment  Management  from July 1993  through July
      1998.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines as the Fund‘s assets grow: 1.00% of the first $500 million of average annual net assets; 0.90% of the next $500 million; and 0.85% of average annual net assets over $1 billion. The advisory fee paid by the Fund to the
      Manager in its last fiscal year was 1.00%.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund‘s Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund‘s shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don‘t list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

   Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500.
      Before sending a wire, call the Distributor‘s Wire Department at
      1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
   Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
      pay for shares by electronic funds transfers from your bank account.
      Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds
      PhoneLink, also described below. Please refer to "AccountLink," below for more details.

   Buying Shares Through Asset Builder Plans. You may purchase shares of the
      Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
   If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
   By using an Asset Builder o     Plan or Automatic Exchange Plan (details
      are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

   The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the
      Exchange is open for trading (referred to in this Prospectus as a
      "regular business day"). The Exchange normally closes at 4:00 P.M.,
      Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund‘s net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund‘s Board of Trustees has established procedures to value the Fund‘s securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund‘s foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund‘s securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund‘s Board of
      Trustees has authorized the Manager, subject to the Board‘s review, to ascertain a fair value for such security.  A security‘s valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the
      Distributor‘s close of business on a regular business day (normally
      5:00 P.M.) to receive that day‘s offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

------------------------------------------------------------------------------

Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan‘s first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund‘s operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor‘s financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. That is because of the effect of the
      Class B contingent deferred sales charge if you redeem within years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

            Investing  for the Longer  Term.  If you are  investing  less than
      $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need  access to your  money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

                          -----------------------------------------------------

 Amount of Purchase                              Front-End       Concession
                                 Front-End       Sales           As
                                 Sales     a     Charge As a     Percentage
                                 Charge As  of   Percentage of   of
                                 Percentagerice  Net             Offering
                                 Offering P      Amount Invested Price

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund‘s "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").
      Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is
      0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                        ---------------------------------------

 Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
 Purchase Order was Accepted              Redemptions in That Year
                                          (As % of Amount Subject to Charge)

 ------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 More than 6                              None

 ------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan‘s first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan‘s first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund‘s other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers‘
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund‘s other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. During the first year the shares are sold, the Distributor retains the service fee. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund‘s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge. See the
      Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer‘s settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name

   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
   a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
   a U.S. registered dealer or broker in securities, municipal securities or government securities, or
   a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund‘s name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
   the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,
   shares  purchased  by  the  reinvestment  of  dividends  or  capital  gains distributions, or
   shares  redeemed in the special  circumstances  described  in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

   Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New
      York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.

o     The interests of the Fund‘s long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer‘s Fund shares. These factors may hurt the Fund‘s performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund‘s ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund‘s policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund‘s best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients‘ permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund‘s portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the Transfer
      Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange
      Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund‘s portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund‘s portfolio.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund‘s privacy policy to shareholders having the same last name and address on the Fund‘s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on an  annual  basis  and to pay them to shareholders  in  December  on a date  selected  by  the  Board  of  Trustees.
Dividends and distributions  paid to Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally have higher  expenses than Class A and Class Y. The Fund has no fixed dividend  rate  and  cannot  guarantee  that it  will  pay  any  dividends  or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund‘s share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund‘s financial performance since the Fund‘s inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Fund‘s independent auditors, whose report, along with the Fund‘s financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

  Class A     Year Ended October 31                             2002
2001 1
------------------------------------------------------------------------------------

 Per Share Operating Data
------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $8.45
$10.00
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.10)
(.03)
 Net realized and unrealized loss                              (2.51)
(1.49)

--------------------
 Total from investment operations                              (2.61)
(1.52)
------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --
(.03)
------------------------------------------------------------------------------------
 Net asset value, end of period                                $5.84
$8.45

=====================

------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           (30.89)%
(15.22)%

------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $19,310
$20,392
------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $24,497
$16,941
------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (1.35)%
(0.57)%
 Expenses                                                       1.85%
1.58%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                                             1.78%
1.58%
------------------------------------------------------------------------------------
 Portfolio turnover rate
263%          214%

1. For the period from November 1, 2000 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER EMERGING GROWTH FUND

  Class B     Year Ended October 31                             2002
2001 1
------------------------------------------------------------------------------------

 Per Share Operating Data
------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $8.38
$10.00
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.12)
(.07)
 Net realized and unrealized loss                              (2.52)
(1.52)

---------------------
 Total from investment operations                              (2.64)
(1.59)
------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --
(.03)
------------------------------------------------------------------------------------
 Net asset value, end of period                                $5.74
$8.38

=====================

------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           (31.50)%
(15.96)%

------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                     $6,395
$3,866
------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $6,979
$2,256
------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (2.22)%
(1.78)%
 Expenses                                                       2.74%
2.47%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                                             2.67%
2.47%
------------------------------------------------------------------------------------
 Portfolio turnover rate
263%          214%

1. For the period from November 1, 2000 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

  Class C     Year Ended October 31                             2002
2001 1
-------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                          $8.39
$10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.08)
(.04)
 Net realized and unrealized loss                              (2.56)
(1.54)

----------------------
 Total from investment operations                              (2.64)
(1.58)
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --
(.03)
-------------------------------------------------------------------------------------
 Net asset value, end of period                                $5.75
$8.39

======================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           (31.47)%
(15.88)%

-------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                     $4,877
$2,356
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $3,061
$1,022
-------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (2.25)%
(1.76)%
 Expenses                                                       2.72%
2.46%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                                             2.65%
2.46%
-------------------------------------------------------------------------------------
 Portfolio turnover rate
263%          214%

1. For the period from November 1, 2000 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

22 | OPPENHEIMER EMERGING GROWTH FUND

  Class N     Year Ended October 31                             2002
2001 1
------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                          $8.43
$8.28
------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment loss                                            (.08)
(.05)
 Net realized and unrealized gain (loss)
(2.54)          .20

---------------------
 Total from investment operations
(2.62)          .15
------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--            --
------------------------------------------------------------------------------------
 Net asset value, end of period                                $5.81
$8.43

=====================

------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           (31.08)%
1.81%

------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$594           $34
------------------------------------------------------------------------------------
 Average net assets (in thousands)
$412           $16
------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (1.63)%
(1.69)%
 Expenses                                                       2.18%
2.03%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                                             2.11%
2.03%
------------------------------------------------------------------------------------
 Portfolio turnover rate
263%          214%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

23 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

  Class Y     Year Ended October 31                             2002
2001 1
------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                         $ 8.47
$10.00
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.08)          .02
 Net realized and unrealized loss                              (2.51)
(1.51)

---------------------
 Total from investment operations                              (2.59)
(1.49)
------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --
(.04)
------------------------------------------------------------------------------------
 Net asset value, end of period                                $5.88
$8.47

=====================

------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           (30.58)%
(14.99)%

------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                       $657
$232
------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $532
$ 30
------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (0.84)%
(0.97)%
 Expenses                                                       1.48%
3.87%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                                             1.29%
1.28%
------------------------------------------------------------------------------------
 Portfolio turnover rate
263%          214%

1. For the period from November 1, 2000 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

24 | OPPENHEIMER EMERGING GROWTH FUND

INFORMATION AND SERVICES

For More Information on Oppenheimer Emerging Growth Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund‘s investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund‘s investments and performance is available in the Fund‘s Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund‘s performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund‘s privacy policy and other information about the Fund or your account:

---------------------------------------------------------------------------------

By Telephone:                     Call OppenheimerFunds Services toll-free:
                                  1.800.CALL.OPP (225.5677)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                          Write to:
                                  OppenheimerFunds Services
                                  P.O. Box 5270
                                  Denver, Colorado 80217-5270
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

On the Internet:                  You can send us a request by e-mail or read
                                  or down-load documents on the
                                  OppenheimerFunds website:
                                  WWW.OPPENHEIMERFUNDS.COM
                                  ------------------------

---------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC‘s Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC‘s Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC‘s e-mail address: publicinfo@sec.gov or by writing to the SEC‘s Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund‘s shares are  distributed  by: [logo]  OppenheimerFunds  Distributor,
Inc.
The Fund‘s SEC File No. 811-10071
PR0721.001.1202
Printed on recycled paper

                          Appendix to Prospectus of
                       Oppenheimer Emerging Growth Fund

      Graphic Material included in the Prospectus of Oppenheimer Emerging
Growth Fund: "Annual Total Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Emerging
Growth Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for its most recent calendar year, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar

Year                                Oppenheimer Emerging Technologies Fund

Ended                               Class A Shares
-----                               --------------

12/31/01                            0.41%

---------------------------------------------------------------------------------
Oppenheimer Emerging Growth Fund
---------------------------------------------------------------------------------

6803 South Tucson Way, {Englewood,} [Centennial,] Colorado 80112[-3924
1.800.225.5677] {1-800-525-7048}

Statement of Additional Information dated [December 23,] 2002

      This  Statement  of  Additional  Information  is  not  a  Prospectus.  This
document  contains   additional   information  about  the  Fund  and  supplements
information  in the  Prospectus  dated  [December  23,]  2002.  It should be read together  with the  Prospectus.  You can obtain the  Prospectus by writing to the
Fund‘s  Transfer  Agent,  OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,
Colorado  80217,  or by calling the Transfer Agent at the toll-free  number shown above,  or by  downloading  it from  the  OppenheimerFunds  Internet  website  at
WWW.OPPENHEIMERFUNDS.COM.
------------------------

Contents
                                                                        Page
About the Fund
Additional Information About the Fund‘s Investment Policies and Risks.. 2

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund‘s Investment Policies and Risks

      The investment  objective,  the principal  investment policies and the main risks of the Fund are described in the  Prospectus.  This Statement of Additional
Information  contains  supplemental  information  about those  policies and risks
and   the   types   of   securities   that   the   Fund‘s   investment   Manager,
OppenheimerFunds,  Inc., can select for the Fund. Additional  information is also provided  about  the  strategies  that  the Fund  may use to try to  achieve  its objective.

The Fund‘s Investment  Policies.  The composition of the Fund‘s portfolio and the
techniques  and  strategies   that  the  Fund‘s  Manager  may  use  in  selecting
portfolio  securities  will vary over time.  The Fund is not  required to use all of the  investment  techniques  and  strategies  described  below at all times in seeking  its  goal.  It may use some of the  special  investment  techniques  and strategies at some times or not at all.

      |X| Investments in Equity  Securities.  The Fund focuses its investments in equity  securities  of companies  that the Manager  believes  have higher  growth rates,  which will  generally  be  companies  in the early  growth phase of their business  cycle.  Equity  securities  include  common stocks,  preferred  stocks, rights and warrants,  and  securities  convertible  into common  stock.  The Fund does not limit its holdings of equity  securities to companies of any  particular market  capitalization  range.  Current  income is not a criterion used to select portfolio  securities.  However,  certain debt securities may be selected for the
Fund‘s  portfolio for defensive  purposes  (including  debt  securities  that the
Manager  believes  may offer some  opportunities  for capital  appreciation  when stocks are  disfavored).  Other debt securities may be selected  because they are convertible into common stock, as discussed below in "Convertible Securities.

            |_|  Over-the-Counter  Securities.  The securities Fund may invest in issuers traded on securities  exchanges or in the  over-the-counter  market.  The over-the-counter  markets,  both in the U.S. and abroad,  may have less liquidity than securities  exchanges.  That can affect the price the Fund is able to obtain when it wants to sell a security.

            |_| Convertible  Securities.  While some convertible securities are a form  of  debt  security,  in  many  cases  their  conversion  feature  (allowing conversion  into  equity  securities)  causes  them to be regarded by the Manager more as "equity  equivalents."  As a result,  the rating assigned to the security
has  less  impact  on  the   Manager‘s   investment   decision  with  respect  to
convertible  debt  securities  than in the case of  non-convertible  fixed-income securities.  To determine  whether  convertible  securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)   whether,  at the option of the investor,  the  convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether  the  issuer  of  the  convertible   securities  has  restated  its
         earnings   per  share  of  common  stock  on  a  fully   diluted   basis
         (considering  the effect of conversion of the  convertible  securities),
         and
(3)   the extent to which the  convertible  security  may be a defensive  "equity substitute,"  providing the ability to participate  in any  appreciation in the price of the issuer‘s common stock.

      Convertible  securities  rank  senior  to common  stock in a  corporation‘s capital  structure  and  therefore  are subject to less risk than common stock in case of the issuer‘s bankruptcy or liquidation.

      The  value of a  convertible  security  is a  function  of its  "investment
value"  and  its  "conversion   value."  If  the  investment  value  exceeds  the
conversion  value,  the security will behave more like a debt  security,  and the security‘s  price will likely  increase  when  interest  rates fall and  decrease when interest rates rise. If the conversion  value exceeds the investment  value, the security will behave more like an equity  security:  it will likely sell at a premium  over  its  conversion  value,  and its  price  will  tend  to  fluctuate directly with the price of the underlying security.

      The  Fund  has no  limitations  on the  ratings  of  the  convertible  debt
securities   that  it  can   buy.   They   can   include   securities   that  are
investment-grade   or  below   investment   grade.   Securities  that  are  below
investment  grade (which are often  referred to as junk bonds),  whether they are rated by a  nationally-recognized  rating  organization or are unrated securities that the  Manager  deems to be below  investment  grade,  have  greater  risks of default than  investment-grade  securities.  Additionally,  debt  securities  are subject to interest  rate risk.  Their  values tend to fall when  interest  rates rise.  The Fund does not anticipate  that it will invest a substantial  amount of its assets in these types of securities.

            |_|  Rights  and  Warrants.  The  Fund  may  invest  in  warrants  or
rights.   Warrants  basically  are  options  to  purchase  equity  securities  at specific  prices  valid  for a  specific  period  of time.  Their  prices  do not necessarily  move  parallel to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally have a short duration and are  distributed directly by the issuer to its  shareholders.  Rights and warrants  have no voting rights,  receive no  dividends  and have no rights with  respect to the assets of the issuer.

            |_| Preferred  Stock.  Preferred  stock,  unlike common stock,  has a stated  dividend rate payable from the  corporation‘s  earnings.  Preferred stock dividends may be cumulative or non-cumulative.  "Cumulative"  dividend provisions require all or a portion of prior unpaid  dividends  to be paid before  dividends
can  be  paid  on  the   issuer‘s   common   stock.   Preferred   stock   may  be
"participating"  stock,  which  means  that  it may  be  entitled  to a  dividend exceeding the stated dividend in certain cases.

      If interest  rates rise,  the fixed  dividend  on  preferred  stocks may be less  attractive,  causing the price of  preferred  stocks to decline.  Preferred stock  may  have  mandatory  sinking  fund  provisions,  as  well  as  provisions allowing calls or redemptions  prior to maturity,  which can also have a negative impact on prices when interest rates  decline.  Preferred  stock  generally has a preference over common stock on the  distribution  of a  corporation‘s  assets in the event of liquidation  of the  corporation.  The rights of preferred  stock on distribution  of a  corporation‘s  assets  in  the  event  of a  liquidation  are generally  subordinate  to  the  rights  associated  with  a  corporation‘s  debt securities.

      |X| Foreign  Securities.  The Fund can purchase equity securities issued or guaranteed by foreign  companies.  "Foreign  securities"  include equity and debt securities  of companies  organized  under the laws of  countries  other than the
United  States.  They may be traded on  foreign  securities  exchanges  or in the foreign over-the-counter markets.

      Securities of foreign issuers that are  represented by American  Depository
Receipts are not considered  "foreign  securities"  for the purpose of the Fund‘s investment  allocations.  That is  because  they are not  subject  to many of the special  considerations  and  risks,  discussed  below,  that  apply  to  foreign securities traded and held abroad.

      Investing in foreign  securities  offers  potential  benefits not available from  investing  solely in  securities  of  domestic  issuers.  They  include the opportunity to invest in foreign  issuers that appear to offer growth  potential, or in foreign  countries  with  economic  policies or business  cycles  different from those of the U.S., or to reduce  fluctuations  in portfolio  value by taking advantage  of foreign  stock  markets  that do not move in a manner  parallel  to
U.S.  markets.  The Fund will hold foreign  currency only in connection  with the purchase or sale of foreign  securities.  The Fund  intends to  typically  invest no more than 10% of its total assets in foreign securities.

            |_|                      Investments     in    foreign
securities  may  offer  special  opportunities  for  investing  but also  present special  additional  risks  and  considerations  not  typically  associated  with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to  changes in  currency
         rates  or  currency   control   regulations   (for   example,   currency
         blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on  foreign  markets  than in the
         U.S.;
o     less  governmental  regulation  of foreign  issuers,  stock  exchanges  and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in settlement of portfolio  transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of  expropriation,  confiscatory  taxation,
         political,   financial  or  social  instability  or  adverse  diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In  the  past,   U.S.   government   policies  have   discouraged   certain
investments  abroad by U.S.  investors,  through taxation or other  restrictions, and it is possible that such restrictions could be re-imposed.

            |_| Special Risks of Emerging and Developing Markets.  Securities
in emerging and developing market countries may offer special investment opportunities but investments in these countries present risks not found in more mature markets. Securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis.

Emerging markets may have less developed trading markets and exchanges.
Emerging countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.

      |X| Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund  traded its  portfolio  securities  during  its last  fiscal  year.  For example,  if a fund sold all of its  securities  during the year,  its  portfolio turnover rate would have been 100% annually.  The Fund‘s portfolio  turnover rate will  fluctuate  from  year to year,  and the Fund  expects  to have a  portfolio turnover rate of more than 100% annually.

      Increased  portfolio  turnover  creates  higher  brokerage and  transaction costs for the Fund,
which may  reduce its  overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities may result in  distributions of taxable  long-term  capital gains to  shareholders,  since the Fund will normally distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment  Techniques and Strategies.  In seeking its objective,  the Fund from time to time can employ the types of investment  strategies and  investments described  below.  It is not  required  to use  all of  these  strategies  at all times, and at times may not use them.

      |X|  Investing  in  Small,  Unseasoned  Companies.  The Fund can  invest in securities of small,  unseasoned  companies.  These are companies  that have been in  operation  for  less  than  three  years,  including  the  operations  of any predecessors.  Securities  of these  companies  may be subject to  volatility  in their prices.  They might have a limited  trading  market,  which could adversely affect  the Fund‘s  ability  to  dispose  of them and could  reduce the price the
Fund  might be able to  obtain  for them.  Other  investors  that own a  security issued by a small,  unseasoned  issuer for which there is limited liquidity might trade the  security  when the Fund is  attempting  to dispose of its  holdings of that  security.  In that  case the  Fund  might  receive  a lower  price  for its holdings than might otherwise be obtained.

      |X| Illiquid and Restricted  Securities.  Under the policies and procedures established  by  the  Fund‘s  Board  of  Trustees,  the  Manager  determines  the liquidity  of certain of the Fund‘s  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the  Securities  Act of
1933,  the  Fund  may  have to  cause  those  securities  to be  registered.  The expenses of  registering  restricted  securities  may be  negotiated  by the Fund with the  issuer  at the time the Fund  buys the  securities.  When the Fund must
arrange   registration   because  the  Fund  wishes  to  sell  the  security,   a
considerable  period may elapse  between  the time the  decision  is made to sell the  security  and the time the  security  is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price  fluctuation  during that period.

      The  Fund  can  also  acquire   restricted   securities   through   private
placements.  Those  securities  have  contractual  restrictions  on their  public resale.  Those  restrictions  might  limit the  Fund‘s  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has   limitations   that  apply  to  purchases   of   restricted
securities,  as stated in the Prospectus.  Those  percentage  restrictions do not
limit  purchases  of  restricted   securities  that  are  eligible  for  sale  to
qualified  institutional  purchasers  under  Rule 144A of the  Securities  Act of
1933,  if those  securities  have been  determined  to be  liquid by the  Manager under Board-approved  guidelines.  Those guidelines take into account the trading
activity  for  such  securities  and  the   availability   of  reliable   pricing
information,  among other  factors.  If there is a lack of trading  interest in a particular  Rule 144A  security,  the Fund‘s  holdings  of that  security  may be considered to be illiquid.

      Illiquid  securities  include repurchase  agreements  maturing in more than seven days and participation  interests that do not have puts exercisable  within seven days.

      |X| Loans of Portfolio  Securities.  To raise cash for liquidity  purposes, the Fund can lend its portfolio  securities  to brokers,  dealers and other types of financial  institutions approved by the Fund‘s Board of Trustees.  These loans are  limited to not more than 25% of the value of the Fund‘s  total  assets.  The
Fund currently  does not intend to engage in loans of securities,  but if it does so, such loans will not likely exceed 5% of the Fund‘s total assets.

      There  are some  risks in  connection  with  securities  lending.  The Fund might  experience a delay in receiving  additional  collateral  to secure a loan, or a delay in recovery of the loaned  securities  if the borrower  defaults.  The
Fund must receive  collateral  for a loan.  Under current  applicable  regulatory requirements  (which  are  subject  to  change),  on each  business  day the loan collateral  must be at least  equal to the  value of the  loaned  securities.  It must consist of cash, bank letters of credit,  securities of the U.S.  government or its  agencies or  instrumentalities,  or other cash  equivalents  in which the
Fund is permitted to invest.  To be acceptable as  collateral,  letters of credit must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the terms of the letter.  The terms of the letter of credit and the issuing  bank both must be satisfactory to the Fund.

      When  it  lends  securities,   the  Fund  receives  amounts  equal  to  the
dividends or interest on loaned  securities.  It also receives one or more of (a)
negotiated  loan fees,  (b) interest on securities  used as  collateral,  and (c)
interest on any short-term debt securities  purchased with such loan  collateral.
Either type of interest  may be shared with the  borrower.  The Fund may also pay reasonable  finder‘s,  custodian and administrative fees in connection with these loans.  The terms of the  Fund‘s  loans  must  meet  applicable  tests  under the
Internal  Revenue  Code and must permit the Fund to reacquire  loaned  securities on five days‘ notice or in time to vote on any important matter.

      |X|  Inter-Fund  Loans.  Subject  to SEC  approval,  the  Fund may lend its assets to  affiliated  investment  companies  (for  example,  other  funds in the
OppenheimerFunds complex).

      Implementation  of  inter-fund  lending  would be  accomplished  consistent with applicable  regulatory  requirements,  including the provisions of any order the SEC might  issue to the Fund and other  Oppenheimer  funds.  The Fund has not yet decided to apply for such an order and there is no  guarantee  any such order
would  be  granted,   even  if  applied  for.  Until  the  SEC  has  approved  an inter-fund  lending  application,  the  Fund  will not  engage  in  lending  with affiliated investment companies.

      The reason for  lending  money to an  affiliated  fund is that the  lending fund may be able to obtain a higher  rate of return  than it could from  interest rates on  alternative  short-term  investments.  To assure that the Fund will not be disadvantaged  by making loans to affiliated  funds,  certain  safeguards will be  implemented.  An  example  of the  types  of  safeguards  which  the  SEC may require may include  some or all of the  following:  the Fund will not lend money to  affiliated  funds unless the interest  rate on such loan is  determined to be reasonable  under the  circumstances;  the Fund may not make  interfund  loans in excess of 7.5% of its net assets;  an interfund loan to any one  affiliated  fund shall not  exceed 5% of the  Fund‘s  net  assets;  an  interfund  loan may not be outstanding  for more than seven days;  each  interfund loan may be called on one business day‘s notice;  and the Manager will provide the Trustees  reports on all inter-fund loans  demonstrating that the Fund‘s  participation is appropriate and that the loan is consistent with its investment objectives and policies.

      |X| Borrowing  for Leverage.  The Fund has the ability to borrow from banks on an  unsecured  basis to invest the  borrowed  funds in  portfolio  securities.
This  speculative  technique  is known as  "leverage."  The Fund may borrow  only from banks.  Under current regulatory  requirements,  borrowings can be made only to the extent that the value of the Fund‘s  assets,  less its  liabilities  other than  borrowings,  is equal to at least  300% of all  borrowings  (including  the proposed  borrowing).  If the value of the Fund‘s  assets fails to meet this 300%
asset  coverage  requirement,  the Fund will  reduce its bank debt  within  three days to meet the  requirement.  To do so,  the Fund  might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans,  and that interest  expense will raise  the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not borrow
for  leverage.   Additionally,  the  Fund‘s  net  asset  value  per  share  might fluctuate  more than that of funds that do not borrow.  Currently,  the Fund does not contemplate  using this  technique,  but if it does so, it will not likely do so to a substantial degree.

      |X|   Derivatives.   The  Fund  can  invest  in  a  variety  of  derivative
investments  to seek income for  liquidity  needs or for hedging  purposes.  Some derivative  investments  the Fund can use are the hedging  instruments  described below in this  Statement of Additional  Information.  However,  the Fund does not
use,  and  does  not  currently   contemplate   using,   derivatives  or  hedging
instruments to a significant degree.
      Some  of  the  derivative   investments  the  Fund  can  use  include  debt
exchangeable  for common stock of an issuer or  "equity-linked  debt  securities"
of an issuer.  At maturity,  the debt  security is exchanged  for common stock of the  issuer  or it is  payable  in an amount  based on the price of the  issuer‘s common stock at the time of maturity.  Both alternatives  present a risk that the amount  payable at maturity  will be less than the  principal  amount of the debt because  the  price of the  issuer‘s  common  stock  might  not be as high as the
Manager expected.

      |X| Hedging.  Although the Fund does not  anticipate  the  extensive use of hedging  instruments,  the  Fund can use  them.  It is not  required  to do so in seeking  its  goal.  In the  broadest  sense,  options,  futures  and  the  other
hedging   instruments   described   below  may  be   considered   as   derivative
investments.  To attempt to protect  against  declines in the market value of the
Fund‘s  portfolio,  to permit the Fund to retain unrealized gains in the value of
portfolio   securities  which  have   appreciated,   or  to  facilitate   selling
securities for investment reasons, the Fund could:
         |_|      sell futures contracts,
         |_|      buy puts on such futures or on securities, or
         |_|      write covered  calls on  securities  or futures.  Covered calls can also be used to seek  income,  but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the  securities  market as a temporary  substitute for  purchasing  particular  securities.  In that case the Fund would  normally seek to purchase the  securities and then terminate that hedging  position.  The Fund  might  also use this  type of hedge to  attempt  to protect  against  the  possibility  that its  portfolio  securities  would not be fully included in a rise in value of the market. To do so the Fund could:
         |_|      buy futures, or
         |_|      buy calls on such futures or on securities.
      If the Fund  hedges with  futures  and/or  options on  futures,  it will be
incidental  to  the  Fund‘s  activities  in  the  underlying  cash  market.   The
particular  hedging  instruments the Fund can use are described  below.  The Fund may employ new hedging  instruments  and strategies  when they are developed,  if those  investment  methods are consistent  with the Fund‘s  investment  objective and are permissible under applicable regulations governing the Fund.

            |_|  Futures.  The  Fund  can buy and  sell  futures  contracts  that relate to (1) stock  indices  (these are referred to as "stock  index  futures"),
(2) securities indices (these are referred to as "financial  futures"),  (3) debt securities  (these are  referred  to as  "interest  rate  futures"),  (4) foreign currencies  (these are referred to as "forward  contracts"),  and (5) commodities
(these are referred to as "commodity futures").

      A stock index is used as the basis for  trading  stock  index  futures.  In some  cases  these  futures  may be based on stocks of  issuers  in a  particular industry or group of  industries.  A stock index assigns  relative  values to the common stocks  included in the index and its value  fluctuates in response to the changes in value of the underlying  stocks.  A stock index cannot be purchased or sold  directly.  Financial  futures  are  similar  contracts  based on the future value of the  basket of  securities  that  comprise  the index.  These  contracts obligate the seller to deliver,  and the  purchaser  to take,  cash to settle the futures  transaction.  There is no delivery made of the underlying  securities to settle the futures  obligation.  Either party may also settle the  transaction by entering into an offsetting contract.

      The  Fund  can  invest  a  portion  of  its  assets  in  commodity  futures contracts.  Commodity  futures  may be based upon  commodities  within  five main commodity  groups:  (1) energy,  which includes crude oil, natural gas,  gasoline
and  heating  oil;  (2)   livestock,   which   includes   cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn,  soybeans,  cotton,  coffee,  sugar and cocoa; (4) industrial  metals,  which includes  aluminum,  copper,  lead, nickel, tin and  zinc;  and (5)  precious  metals,  which  includes  gold,  platinum  and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and options and futures on commodity  indices with respect to these five main  commodity  groups and the  individual  commodities  within  each group, as well as other types of commodities.

      An  interest  rate  future   obligates  the  seller  to  deliver  (and  the
purchaser  to take)  cash or a  specified  type of debt  security  to settle  the futures  transaction.  Either party could also enter into an offsetting  contract to close out the position.

      No  money is paid or  received  by the  Fund on the  purchase  or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant  (the
"futures  broker").  Initial  margin  payments will be deposited  with the Fund‘s custodian bank in an account  registered in the futures  broker‘s name.  However, the  futures  broker  can  gain  access  to that  account  only  under  specified conditions.  As the future is marked to market  (that is, its value on the Fund‘s books is  changed)  to reflect  changes in its market  value,  subsequent  margin payments,  called  variation  margin,  will be paid to or by the  futures  broker daily.

      At any time  prior  to  expiration  of the  future,  the Fund may  elect to close out its  position  by taking an  opposite  position,  at which time a final determination  of variation  margin is made and any additional  cash must be paid by or  released to the Fund.  Any loss or gain on the future is then  realized by the Fund for tax purposes.  All futures  transactions  (except forward contracts)
are effected  through a  clearinghouse  associated with the exchange on which the contracts are traded.

            |_| Put and Call  Options.  The Fund can buy and sell  certain  kinds of put options  ("puts")  and call options  ("calls").  The Fund may can and sell exchange-traded  and  over-the-counter  put and  call  options,  including  index options,  securities options, currency options,  commodities options, and options on the other types of futures described above.

            |_|  Writing  Covered  Call  Options.  The Fund can  write  (that is, sell) covered calls.  If the Fund sells a call option,  it must be covered.  That means  the Fund  must own the  security  subject  to the call  while  the call is outstanding,  or,  for  certain  types  of  calls,  the call  may be  covered  by segregating  liquid assets to enable the Fund to satisfy its  obligations  if the call is  exercised.  Up to 25% of the Fund‘s total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security,  it receives  cash (a  premium).
The  Fund  agrees  to  sell  the   underlying   security  to  a  purchaser  of  a
corresponding  call on the  same  security  during  the  call  period  at a fixed exercise  price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the underlying  security.  The Fund has the risk of loss that the price of the  underlying  security  may decline  during the call period.
That risk may be offset to some extent by the premium the Fund  receives.  If the value of the  investment  does not rise above the call  price,  it is likely that the call will lapse  without  being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives cash (a premium).  If the buyer of the call  exercises  it,  the Fund will pay an amount of cash  equal to the difference  between the closing price of the call and the exercise  price, multiplied by a specified  multiple that  determines  the total value of the call for each point of  difference.  If the value of the  underlying  investment  does not rise above the call  price,  it is likely  that the call will  lapse  without being exercised. In that case, the Fund would keep the cash premium.

      The  Fund‘s  custodian  bank,  or a  securities  depository  acting for the custodian,  will act as the Fund‘s  escrow agent,  through the  facilities of the
Options  Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded  on  exchanges  or  as  to  other  acceptable  escrow securities.  In that way, no margin will be required for such  transactions.  OCC will  release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

      When the Fund  writes an  over-the-counter  ("OTC")  option,  it will enter into an arrangement with a primary U.S.  government  securities dealer which will establish  a formula  price at which the Fund  will  have the  absolute  right to repurchase  that OTC  option.  The  formula  price will  generally  be based on a multiple of the  premium  received  for the option,  plus the amount by which the option is  exercisable  below the market price of the  underlying  security (that is, the option is "in the  money").  When the Fund writes an OTC option,  it will
treat  as  illiquid  (for  purposes  of  its  restriction  on  holding   illiquid
securities)  the  mark-to-market  value of any OTC  option it holds,  unless  the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call  it has  written,  the  Fund  may purchase a  corresponding  call in a  "closing  purchase  transaction."  The Fund will  then  realize  a profit  or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium received on the call the
Fund  wrote is more or less  than the  price  of the call the Fund  purchases  to close out the  transaction.  The Fund may  realize  a profit if the call  expires unexercised,  because  the Fund  will  retain  the  underlying  security  and the premium it  received  when it wrote the call.  Any such  profits  are  considered short-term  capital gains for federal  income tax  purposes,  as are the premiums on lapsed  calls.  When  distributed  by the Fund they are  taxable  as  ordinary income.  If the Fund  cannot  effect a closing  purchase  transaction  due to the lack of a market,  it will have to hold the  callable  securities  until the call expires or is exercised.

      The Fund can also  write  calls on a futures  contract  without  owning the futures contract or securities  deliverable under the contract.  To do so, at the time the call is  written,  the Fund must  cover the call by  identifying  on its books an  equivalent  dollar  amount of liquid  assets.  The Fund will  segregate additional  liquid assets if the value of the segregated  assets drops below 100%
of the current value of the future. Because of this segregation  requirement,  in no  circumstances  would the  Fund‘s  receipt  of an  exercise  notice as to that future  require the Fund to deliver a futures  contract.  It would simply put the
Fund in a short  futures  position,  which is  permitted  by the  Fund‘s  hedging policies.

            |_|  Writing  Put  Options.  The Fund may  sell  put  options.  A put option on securities  gives the  purchaser the right to sell,  and the writer the obligation to buy, the  underlying  investment  at the exercise  price during the option  period.  The Fund will not write  puts if, as a result,  more than 50% of the  Fund‘s net  assets  would be  required  to be  segregated  to cover such put options.

      If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified  on the Fund‘s  books.  The premium the Fund  receives  from writing a put  represents  a  profit,  as long as the  price of the  underlying  investment remains equal to or above the exercise price of the put.  However,  the Fund also
assumes  the   obligation   during  the  option  period  to  buy  the  underlying
investment  from the buyer of the put at the  exercise  price,  even if the value of the investment  falls below the exercise  price. If a put the Fund has written expires  unexercised,  the Fund realizes a gain in the amount of the premium less the transaction  costs incurred.  If the put is exercised,  the Fund must fulfill its  obligation  to purchase the  underlying  investment  at the exercise  price.
That price will usually  exceed the market value of the  investment at that time.
In that case,  the Fund may incur a loss if it sells the  underlying  investment.
That  loss  will  be  equal  to the  sum  of the  sale  price  of the  underlying investment  and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will deposit in escrow  liquid assets with a  value  equal  to  or  greater  than  the  exercise  price  of  the  underlying
securities.   The  Fund  therefore  forgoes  the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund‘s  obligation  as the put writer  continues,  it may be assigned  an  exercise  notice  by the  broker-dealer  through  which the put was sold.  That notice  will  require  the Fund to take  delivery  of the  underlying security  and pay the  exercise  price.  The Fund has no control over when it may be required  to purchase  the  underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its  obligation as the writer of the put.  That  obligation  terminates  upon  expiration of the put. It may also  terminate if, before it receives an exercise  notice,  the Fund effects a closing  purchase  transaction  by  purchasing  a put of the same  series as it sold.  Once the Fund has been  assigned an exercise  notice,  it cannot  effect a closing purchase transaction.

      The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting  a closing  purchase  transaction  will also permit  the Fund to write  another  put  option on the  security,  or to sell the security  and use the  proceeds  from the sale for  other  investments.  The Fund will realize a profit or loss from a closing  purchase  transaction  depending on whether the cost of the  transaction  is less or more than the  premium  received from  writing  the put option.  Any  profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when  distributed by the
Fund, are taxable as ordinary income.

            |_|  Purchasing  Calls  and  Puts.  The  Fund can  purchase  calls to protect  against the possibility  that the Fund‘s  portfolio will not participate in an  anticipated  rise in the  securities  market.  When the  Fund  buys a call
(other  than in a closing  purchase  transaction),  it pays a  premium.  The Fund then  has  the  right  to  buy  the  underlying  investment  from a  seller  of a corresponding  call on the same  investment  during  the call  period  at a fixed exercise  price.  The Fund  benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the  transaction  costs and the  premium  paid for the call and the Fund  exercises  the  call.  If the Fund does not  exercise  the call or sell it (whether or not at a profit),  the call will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts  whether  or not it holds the  underlying  investment in its portfolio.  When the Fund  purchases a put, it pays a premium and,  except as to puts on  indices,  has the  right to sell the  underlying  investment  to a seller of a put on a  corresponding  investment  during the put period at a fixed exercise price.

      [Buying a put on an  investment  the Fund does not own (such as an index or future)  permits  the Fund  either  to  resell  the put or to buy the  underlying investment  and  sell it at the  exercise  price.  The  resale  price  will  vary inversely to the price of the underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.]

      Buying a put on  securities  or futures  the Fund owns  enables the Fund to attempt to protect  itself  during the put period  against a decline in the value of the underlying  investment  below the exercise price by selling the underlying investment  at the  exercise  price to a seller of a  corresponding  put.  If the market  price of the  underlying  investment  is equal to or above  the  exercise price and, as a result,  the put is not exercised or resold,  the put will become worthless  at its  expiration  date.  In that  case the Fund  will  have paid the premium but lost the right to sell the underlying  investment.  However, the Fund may  sell  the put  prior  to its  expiration.  That  sale may or may not be at a profit.

{Buying  a put on an  investment  the  Fund  does  not own  (such  as an index or future)  permits  the Fund  either  to  resell  the put or to buy the  underlying investment  and  sell it at the  exercise  price.  The  resale  price  will  vary inversely to the price of the underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.}

      When the Fund  purchases  a call or put on an  index or  future,  it pays a premium,  but  settlement  is in cash rather  than by delivery of the  underlying investment  to the  Fund.  Gain  or loss  depends  on  changes  in the  index  in question  (and  thus on  price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put  options  held by the Fund  will  not  exceed  5% of the  Fund‘s total assets.

            |_| Buying and Selling  Options on Foreign  Currencies.  The Fund can
buy and sell calls and puts on foreign  currencies.  They  include puts and calls that trade on a securities  or  commodities  exchange or in the  over-the-counter markets  or are quoted by major  recognized  dealers  in such  options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value  of  foreign  securities  and  increases  in the  dollar  cost  of  foreign securities the Fund wants to acquire.

      If  the  Manager  anticipates  a rise  in the  dollar  value  of a  foreign currency in which securities to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing puts on that  foreign  currency.  If the Manager  anticipates  a decline in the dollar value of a  foreign  currency,  the  decline  in the  dollar  value of  portfolio securities  denominated  in that  currency  might be partially  offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could  fluctuate  in a direction  adverse to the Fund‘s  position.  The Fund will then have  incurred  option  premium  payments and  transaction  costs  without a corresponding benefit.

      A call the Fund  writes  on a foreign  currency  is  "covered"  if the Fund owns the underlying  foreign  currency covered by the call or has an absolute and immediate  right  to  acquire  that  foreign  currency  without  additional  cash consideration  (or it  can do so for  additional  cash  consideration  held  in a segregated  account by its custodian  bank) upon  conversion or exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a  foreign  currency  to  provide  a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has the right to acquire  and which is  denominated  in the  currency  underlying the option.  That  decline  might be one that  occurs due to an expected  adverse change in the exchange  rate.  This is known as a  "cross-hedging"  strategy.  In those  circumstances,  the Fund  covers  the  option by  maintaining  cash,  U.S.
government  securities or other liquid,  high-grade  debt securities in an amount equal to the  exercise  price of the option,  in a  segregated  account  with the
Fund‘s custodian bank.

            |_| Risks of Hedging  with  Options and  Futures.  The use of hedging instruments  requires special skills and knowledge of investment  techniques that are  different  than what is required  for normal  portfolio  management.  If the
Manager uses a hedging  instrument at the wrong time or judges market  conditions incorrectly,  hedging  strategies  may reduce the Fund‘s  return.  The Fund could also  experience  losses if the prices of its futures and options  positions were not correlated with its other investments.

      The Fund‘s option  activities could affect its portfolio  turnover rate and brokerage  commissions.  The  exercise  of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The  exercise  by the Fund of puts on  securities  will  cause the sale of underlying  investments,  increasing  portfolio  turnover.  Although the decision whether to  exercise a put it holds is within the Fund‘s  control,  holding a put might cause the Fund to sell the related  investments  for reasons that would not exist in the absence of the put.

      The Fund  could  pay a  brokerage  commission  each  time it buys a call or put,  sells  a call  or  put,  or  buys or  sells  an  underlying  investment  in connection  with  the  exercise  of a call or put.  Those  commissions  could  be higher on a relative  basis than the  commissions  for direct  purchases or sales of the  underlying  investments.  Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently,  put and call options  offer large  amounts of  leverage.  The  leverage  offered by trading in options  could  result in the Fund‘s net asset  value  being  more  sensitive  to changes in the value of the underlying investment.

      If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the  investment at the call  price.  It will not be able to  realize  any profit if the  investment  has increased in value above the call price.

      An  option  position  may be  closed  out  only on a market  that  provides secondary  trading  for  options of the same  series,  and there is no  assurance that a liquid  secondary  market will exist for any particular  option.  The Fund might  experience  losses  if it could not close  out a  position  because  of an illiquid market for the future or option.

      There is a risk in using  short  hedging by selling  futures or  purchasing puts on  broadly-based  indices or futures to attempt to protect against declines in the value of the Fund‘s portfolio  securities.  The risk is that the prices of the  futures  or  the  applicable  index  will  correlate  imperfectly  with  the behavior  of the  cash  prices  of the  Fund‘s  securities.  For  example,  it is possible that while the Fund has used hedging  instruments in a short hedge,  the market  might  advance  and  the  value  of the  securities  held  in the  Fund‘s portfolio  might  decline.  If that  occurred,  the Fund  would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However,  while  this could  occur for a very  brief  period or to a very small degree,  over time the value of a diversified  portfolio of securities will tend to move in the same  direction  as the  indices  upon which the hedging instruments are based.

      The risk of  imperfect  correlation  increases  as the  composition  of the
Fund‘s portfolio  diverges from the securities  included in the applicable index.
To  compensate  for the  imperfect  correlation  of movements in the price of the portfolio  securities  being  hedged and  movements  in the price of the  hedging instruments,  the Fund might use hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the  prices  of the  portfolio  securities  being hedged is more than the historical volatility of the applicable index.

      The ordinary  spreads  between  prices in the cash and futures  markets are subject  to  distortions,  due to  differences  in the  nature of those  markets.
First,  all  participants in the futures market are subject to margin deposit and
maintenance   requirements.   Rather  than  meeting   additional  margin  deposit
requirements,   investors  may  close  futures   contracts   through   offsetting
transactions  which could  distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of  the  futures  market  depends  on participants  entering into offsetting  transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced,  thus producing  distortion.  Third, from the  point  of view of  speculators,  the  deposit  requirements  in the  futures market are less  onerous  than margin  requirements  in the  securities  markets.
Therefore,  increased  participation  by  speculators  in the futures  market may cause temporary price distortions.

      The Fund  can use  hedging  instruments  to  establish  a  position  in the securities  markets as a temporary  substitute  for the  purchase  of  individual securities  (long  hedging)  by  buying  futures  and/or  calls on such  futures, broadly-based  indices or on  securities.  It is possible that when the Fund does so the  market  might  decline.  If the Fund  then  concludes  not to  invest  in securities  because of  concerns  that the market  might  decline  further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

            |_|  Forward  Contracts.   Forward  contracts  are  foreign  currency
exchange  contracts.  They are used to buy or sell  foreign  currency  for future delivery  at a fixed  price.  The Fund  uses  them to "lock  in" the U.S.  dollar price of a security  denominated  in a foreign  currency that the Fund has bought or sold,  or to protect  against  possible  losses from  changes in the  relative values of the U.S.  dollar and a foreign  currency.  The Fund limits its exposure in foreign currency  exchange  contracts in a particular  foreign currency to the amount  of its  assets  denominated  in  that  currency  or a  closely-correlated currency.  The Fund may also use  "cross-hedging"  where the Fund hedges  against changes in  currencies  other than the  currency  in which a security it holds is denominated.

      Under a forward contract,  one party agrees to purchase,  and another party agrees  to sell,  a  specific  currency  at a future  date.  That date may be any fixed  number of days from the date of the  contract  agreed upon by the parties.
The  transaction  price is set at the time the  contract is entered  into.  These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund can use forward  contracts to protect  against  uncertainty in the level of future exchange rates.  The use of forward  contracts does not eliminate the risk of  fluctuations  in the prices of the  underlying  securities  the Fund owns or  intends  to  acquire,  but it does fix a rate of  exchange  in  advance.
Although  forward  contracts  may  reduce  the risk of loss from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When  the  Fund  enters  into a  contract  for  the  purchase  or sale of a security  denominated in a foreign  currency,  or when it  anticipates  receiving dividend payments in a foreign  currency,  the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S.  dollar  equivalent of the dividend payments.  To do so,  the  Fund  could  enter  into a  forward  contract  for the purchase or sale of the amount of foreign  currency  involved  in the  underlying transaction,  in a  fixed  amount  of  U.S.  dollars  per  unit  of  the  foreign currency.  This is called a  "transaction  hedge."  The  transaction  hedge  will protect the Fund against a loss from an adverse  change in the currency  exchange rates  during the period  between the date on which the  security is purchased or sold or on which the  payment  is  declared,  and the date on which the  payments are made or received.

      The  Fund  could  also use  forward  contracts  to lock in the U.S.  dollar value of portfolio  positions.  This is called a "position  hedge." When the Fund believes that foreign  currency  might suffer a substantial  decline  against the
U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating  the value of some or all of the Fund‘s portfolio securities  denominated  in that foreign  currency.  When the Fund  believes that the U.S. dollar might suffer a substantial  decline  against a foreign  currency, it could enter into a forward  contract to buy that foreign  currency for a fixed dollar  amount.  Alternatively,  the Fund could enter into a forward  contract to sell a different  foreign  currency  for a fixed U.S.  dollar  amount if the Fund believes that the U.S.  dollar value of the foreign  currency to be sold pursuant to its  forward  contract  will  fall  whenever  there is a  decline  in the U.S.
dollar  value of the  currency  in  which  portfolio  securities  of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short  positions in these cases by  identifying  to its custodian  bank assets  having a value equal to the  aggregate  amount of the
Fund‘s  commitment  under forward  contracts.  The custodian  bank will, in turn, identify  such  assets  on its  records  as  segregated.  The Fund will not enter into  forward  contracts  or  maintain a net  exposure to such  contracts  if the consummation  of the  contracts  would  obligate the Fund to deliver an amount of foreign  currency in excess of the value of the Fund‘s  portfolio  securities  or other  assets  denominated  in that  currency  or  another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction costs, the Fund may maintain  a net  exposure  to  forward  contracts  in  excess of the value of the
Fund‘s portfolio  securities or other assets denominated in foreign currencies if
the  excess  amount  is  "covered"  by  liquid  securities   denominated  in  any
currency.  The cover  must be at least  equal at all times to the  amount of that excess.  As one alternative,  the Fund may purchase a call option  permitting the
Fund to purchase  the amount of foreign  currency  being hedged by a forward sale contract  at a price no  higher  than the  forward  contract  price.  As  another alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign currency  subject to a forward purchase  contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts under forward  contracts and the value of the  securities  involved  generally  will not be possible  because the future
value  of  securities   denominated  in  foreign  currencies  will  change  as  a
consequence  of  market  movements  between  the date  the  forward  contract  is entered into and the date it is sold.  In some cases the Manager  might decide to sell the security and deliver  foreign  currency to settle the original  purchase obligation.  If the  market  value of the  security  is less  than the  amount of foreign  currency  the Fund is  obligated  to  deliver,  the Fund  might  have to purchase  additional  foreign  currency on the "spot"  (that is,  cash) market to settle the security  trade.  If the market value of the security  instead exceeds the amount of foreign  currency  the Fund is  obligated  to deliver to settle the trade,  the  Fund  might  have to sell on the  spot  market  some of the  foreign currency  received  upon  the  sale of the  security.  There  will be  additional transaction costs on the spot market in those cases.

      The  projection  of  short-term  currency  market  movements  is  extremely difficult,  and the  successful  execution  of a short-term  hedging  strategy is highly uncertain.  Forward  contracts involve the risk that anticipated  currency movements  will not be accurately  predicted,  causing the Fund to sustain losses on these contracts and to pay additional  transactions  costs. The use of forward contracts  in this  manner  might  reduce  the  Fund‘s  performance  if there are unanticipated  changes in  currency  prices to a greater  degree than if the Fund had not entered into such contracts.

      At or before  the  maturity  of a forward  contract  requiring  the Fund to sell a  currency,  the Fund  might  sell a  portfolio  security  and use the sale proceeds to make  delivery of the  currency.  In the  alternative  the Fund might retain the  security  and  offset  its  contractual  obligation  to  deliver  the currency by  purchasing  a second  contract.  Under that  contract  the Fund will obtain,  on the same  maturity  date,  the same amount of the currency that it is obligated  to deliver.  Similarly,  the Fund might  close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into  a  second contract  entitling  it to sell  the same  amount  of the  same  currency  on the maturity date of the first  contract.  The Fund would realize a gain or loss as a result  of  entering  into  such an  offsetting  forward  contract  under  either circumstance.  The gain or loss will  depend on the extent to which the  exchange rate or rates between the currencies  involved moved between the execution  dates of the first contract and offsetting contract.

      The  costs  to the  Fund of  engaging  in  forward  contracts  varies  with factors such as the currencies  involved,  the length of the contract  period and the market  conditions then  prevailing.  Because  forward  contracts are usually entered  into  on a  principal  basis,  no  brokerage  fees  or  commissions  are involved.  Because these  contracts are not traded on an exchange,  the Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so.  Foreign  exchange  dealers do not charge a fee for conversion,  but  they  do seek to  realize  a  profit  based  on the  difference between  the  prices  at which  they buy and sell  various  currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while offering a lesser rate of exchange  if the Fund  desires to resell that  currency to the dealer.

            |_|  Regulatory  Aspects of Hedging  Instruments.  When using futures and  options  on  futures,  the  Fund  is  required  to  operate  within  certain guidelines  and  restrictions  with respect to the use of futures as  established by the Commodities  Futures Trading Commission (the "CFTC").  In particular,  the
Fund is exempted from  registration  with the CFTC as a "commodity pool operator"
if the Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC. The
Rule does not limit the  percentage  of the  Fund‘s  assets  that may be used for futures  margin and related  options  premiums for a bona fide hedging  position.
However,  under the Rule,  the Fund must  limit  its  aggregate  initial  futures margin  and  related  options  premiums  to not more  than 5% of the  Fund‘s  net assets  for  hedging  strategies  that  are  not  considered  bona  fide  hedging strategies  under the Rule.  Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging  purposes  within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions   in   options  by  the  Fund  are   subject  to   limitations
established by the option  exchanges.  The exchanges  limit the maximum number of options  that may be written or held by a single  investor or group of  investors acting in concert.  Those  limits  apply  regardless  of whether the options were written or  purchased  on the same or  different  exchanges or are held in one or more accounts or through one or more  different  exchanges or through one or more brokers.  Thus,  the  number  of  options  that the Fund may write or hold may be
affected  by  options  written  or  held  by  other  entities,   including  other
investment  companies  having the same advisor as the Fund (or an advisor that is an affiliate of the Fund‘s  advisor).  The exchanges also impose  position limits on futures  transactions.  An exchange  may order the  liquidation  of  positions found  to  be  in  violation  of  those  limits  and  may  impose  certain  other sanctions.

      Under the  Investment  Company Act,  when the Fund  purchases a future,  it must  maintain  liquid  assets  in an  amount  equal to the  market  value of the securities underlying the future, less the margin deposit applicable to it.

            |_| Tax  Aspects  of Certain  Hedging  Instruments.  Certain  foreign currency  exchange  contracts  in which  the  Fund  may  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or losses  relating to Section 1256  contracts  are  characterized  as 60% long-term and 40%  short-term  capital  gains or losses  under the Code.  However,  foreign currency  gains or losses  arising from Section 1256  contracts  that are forward contracts  generally  are  treated  as  ordinary  income  or loss.  In  addition,
Section  1256  contracts  held by the  Fund at the end of each  taxable  year are
"marked-to-market,"  and  unrealized  gains or losses are  treated as though they were  realized.  These  contracts  also may be  marked-to-market  for purposes of determining  the excise tax applicable to investment  company  distributions  and for other  purposes  under  rules  prescribed  pursuant to the  Internal  Revenue
Code.  An  election  can be made by the Fund to exempt  those  transactions  from this marked-to-market treatment.

      Certain  forward  contracts the Fund enters into may result in  "straddles"
for federal  income tax  purposes.  The straddle  rules may affect the  character and timing of gains (or losses)  recognized  by the Fund on  straddle  positions.
Generally,  a loss  sustained  on  the  disposition  of a  position  making  up a straddle  is allowed  only to the extent that the loss  exceeds any  unrecognized gain in the  offsetting  positions  making up the  straddle.  Disallowed  loss is generally  allowed  at the  point  where  there  is no  unrecognized  gain in the offsetting  positions  making up the  straddle,  or the  offsetting  position  is disposed of.

      Under  the  Internal  Revenue  Code,  the  following  gains or  losses  are treated as ordinary income or loss:
(1)   gains or losses  attributable  to fluctuations in exchange rates that occur between  the time the Fund  accrues  interest  or other  receivables  or
         accrues  expenses  or  other   liabilities   denominated  in  a  foreign
         currency and the time the Fund  actually  collects such  receivables  or pays such liabilities, and
(2)   gains or  losses  attributable  to  fluctuations  in the value of a foreign
         currency   between  the  date  of   acquisition   of  a  debt   security
         denominated  in  a  foreign   currency  or  foreign   currency   forward
         contracts and the date of disposition.

      Currency  gains and losses are offset  against  market  gains and losses on each  trade  before  determining  a net  "Section  988"  gain or loss  under  the
Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund‘s investment income available for distribution to its shareholders.

      |X| Temporary Defensive  Investments.  When market conditions are unstable, or the  Manager  believes  it is  otherwise  appropriate  to reduce  holdings  in stocks,  the Fund can  invest  in a  variety  of debt  securities  for  defensive purposes.  The Fund can also purchase these securities for liquidity  purposes to meet cash needs due to the  redemption  of Fund shares,  or to hold while waiting to reinvest cash received from the sale of other portfolio  securities.  The Fund can buy:

|_|   high-quality  (rated in the top rating categories of  nationally-recognized rating  organizations  or deemed by the  Manager to be of  comparable
            quality),  short-term  money  market  instruments,   including  those
            issued by the U. S. Treasury or other government agencies,
|_|   commercial paper  (short-term,  unsecured,  promissory notes of domestic or
            foreign   companies)   rated  in  the  top  rating   category   of  a
            nationally-recognized rating organization,
|_|   debt obligations of corporate  issuers,  rated  investment-grade  (rated at least  Baa by  Moody‘s  Investors  Service,  Inc.  or at least BBB by
            Standard  & Poor‘s  Corporation,  or a  comparable  rating by another rating  organization),  or unrated  securities  judged by the Manager
            to  have  a  comparable   quality  to  rated   securities   in  those
            categories,
|_|   preferred stocks,
|_|   certificates  of deposit and bankers‘  acceptances  of domestic and foreign banks and savings and loan associations, and
|_|   repurchase agreements.

      Short-term  debt  securities  would  normally be selected for  defensive or cash management  purposes  because they can normally be disposed of quickly,  are not generally  subject to significant  fluctuations  in principal value and their value  will  be  less  subject  to  interest  rate  risk  than  longer-term  debt securities.

      |X|  Repurchase  Agreements.  The Fund can  acquire  securities  subject to
repurchase   agreements.   It  might  do  so  for  liquidity   purposes  to  meet
anticipated  redemptions  of  Fund  shares,  or  pending  the  investment  of the proceeds  from sales of Fund  shares,  or pending  the  settlement  of  portfolio securities  transactions,  or for  temporary  defensive  purposes,  as  described below.

      In  a  repurchase   transaction,   the  Fund  buys  a  security  from,  and
simultaneously  resells it to, an approved  vendor for delivery on an agreed-upon future  date.  The resale  price  exceeds  the  purchase  price by an amount that reflects an  agreed-upon  interest rate effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include  U.S.  commercial banks,  U.S.  branches  of  foreign  banks,  or  broker-dealers  that  have  been designated  as primary  dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority  of these  transactions  run from  day to day,  and  delivery pursuant  to  the  resale  typically  occurs  within  one  to  five  days  of the purchase.  Repurchase  agreements having a maturity beyond seven days are subject to the Fund‘s  limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no  limit  on the  amount  of the  Fund‘s  net  assets  that  may be  subject  to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered  "loans" under the  Investment  Company
Act,  are  collateralized  by the  underlying  security.  The  Fund‘s  repurchase agreements  require  that at all  times  while  the  repurchase  agreement  is in effect,  the value of the collateral  must equal or exceed the  repurchase  price to fully  collateralize the repayment  obligation.  However,  if the vendor fails to pay the  resale  price on the  delivery  date,  the Fund  may  incur  costs in disposing of the collateral  and may  experience  losses if there is any delay in its ability to do so. The Manager will monitor the vendor‘s  creditworthiness  to confirm that the vendor is financially  sound and will  continuously  monitor the collateral‘s value.

      [Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.]

Investment Restrictions

      |X|  What  Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that  the  Fund has  adopted  to  govern  its  investments  that can be changed  only by the  vote  of a  "majority"  of the  Fund‘s  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:
         |_|      67% or more of the shares  present or  represented  by proxy at a  shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
         |_|      more than 50% of the outstanding shares.

      The Fund‘s  investment  objective is a fundamental  policy.  Other policies described in the  Prospectus  or this  Statement of  Additional  Information  are
"fundamental"  only if they are  identified as such. The Fund‘s Board of Trustees can  change  non-fundamental  policies  without  shareholder  approval.  However, significant  changes to investment  policies will be described in  supplements or updates  to the  Prospectus  or this  Statement  of  Additional  Information,  as appropriate.  The Fund‘s most  significant  investment  policies are described in the Prospectus.

      |X| What are the Fund‘s  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund.

         |_|      The Fund  cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total  assets  would be invested in securities  of that  issuer or if it would  then own more than 10% of that issuer‘s voting  securities.  This limitation  applies to 75% of the  Fund‘s  total  assets.  The limit  does not apply to  securities
            issued  by  the  U.S.   government   or  any  of  its   agencies   or
            instrumentalities or securities of other investment companies.

            The  Fund  cannot  concentrate  investments.  That  means  it  cannot invest  25% or more  of its  total  assets  in  companies  in any one industry.  Obligations  of the  U.S.  government,  its  agencies  and instrumentalities  are not  considered  to be  part of an  "industry"
            for the purposes of this restriction.

|_|   The Fund cannot make loans except (a) through  lending of  securities in an amount  not to  exceed  25% of its  total  assets,  (b)  through  the purchase of debt  securities  or similar  evidences of  indebtedness,
            (c) through an interfund  lending program (if applicable)  with other affiliated  funds,  provided  that no such  loan may be made of, as a result,  the  aggregate  of such  loans  would  exceed  331/3% of the value of its  total  assets  (taken  at  market  value at the time of such loans), and (d) through repurchase agreements.

         |_|      The Fund cannot  borrow,  other than from banks and only to the extent  that the value of the  Fund‘s  assets,  less its  liabilities other than  borrowings,  is equal to at least 300% of all  borrowings
            (including the proposed borrowing).

         |_|      The Fund cannot  invest in real estate or in  interests in real
            estate.   However,   the   Fund   can   purchase   readily-marketable
            securities  of  companies  holding  real estate or  interests in real estate.

         |_|      The Fund cannot  underwrite  securities of other  companies.  A permitted  exception  is in case it is  deemed  to be an  underwriter under the Securities  Act of 1933 when reselling any securities  held in its own portfolio.

         |_|      The Fund cannot issue  "senior  securities,"  but this does not prohibit certain  investment  activities for which assets of the Fund are  designated  as  segregated,  or  margin,  collateral  or  escrow arrangements  are  established,  to cover  the  related  obligations.
            Examples  of  those  activities  include  borrowing  money,   reverse
            repurchase     agreements,     delayed-delivery    and    when-issued
            arrangements  for portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      |X|  Non-Fundamental  Investment  Restrictions.   The  following  operating
policies of the Fund are not  fundamental  policies and, as such, may be changed, provided  such  change is  consistent  with the  Investment  Company  Act of 1940
[("Investment  Company  Act")]  and other  applicable  regulations,  by vote of a majority of the Fund‘s  Board of Trustees  without  shareholder  approval.  These additional restrictions provide that:

         |_|      The  Fund  cannot  invest  in  companies  for  the  purpose  of acquiring control or management of them.

         |_|      The Fund cannot  purchase  securities on margin.  However,  the
            Fund may make margin  deposits in connection  with any of the hedging instruments permitted by any of its other fundamental policies.

         |_|      The Fund cannot make short sales of  securities  except  "short sales against-the-box."

         |_|      The  Fund  cannot  invest  in  interests  in oil,  gas or other mineral exploration or development programs.

         |_|      The Fund  cannot  pledge,  mortgage or  hypothecate  any of its assets.  However,  this does not  prohibit  the  escrow  arrangements contemplated  by the put and  call  activities  of the  Fund or other collateral  or  margin  arrangements  in  connection  with any of the hedging instruments permitted by any of its other policies.

      Unless the  Prospectus or this Statement of Additional  Information  states that a percentage  restriction  applies on an on-going  basis, it applies only at the  time the  Fund  makes  an  investment,  with  the  exception  of the  Fund‘s borrowing  policy . The Fund  need not  sell  securities  to meet the  percentage limits if the value of the  investment  increases  in  proportion  to the size of the Fund.

      For purposes of the Fund‘s policy not to  concentrate  its  investments  as described above, the Fund has adopted the industry  classifications  set forth in
Appendix  A  to  this   Statement  of   Additional   Information.   The  industry
classifications is not a fundamental policy.
How the Fund is Managed

Organization  and  History.  The  Fund  is an  open-end,  diversified  management investment  company with an unlimited  number of authorized  shares of beneficial interest.  The Fund was  organized as a  Massachusetts  business  trust in March,
2000.

      |X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class C,
Class N and Class Y.  All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional
investors may elect to purchase Class Y shares.   Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X|?M[Scorpio][Scorpio]o[Pisces]|X|[Capricorn]o |_|[Sagittarius]
o[Aqueous][Cancer]|_|[Scorpio][Aqueous]|_|o[Libra][Scorpio]|_|o.  As a
Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the
Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund‘s shareholder list available to the applicants or mail their communication to all other shareholders at the applicants‘ expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund‘s outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act.

      |X|   Shareholder and Trustee Liability.  The Fund‘s Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund‘s obligations. It also provides for indemnification and reimbursement of expenses out of the Fund‘s property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund‘s contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the
Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees[ and Oversight Committees.]{

} The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund‘s activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund‘s Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study Committee and a
Proxy Committee.  The members of the Audit Committee are Kenneth Randall
(Chairman), Benjamin Lipstein and Edward Regan.  The Audit Committee held four meetings during the Fund‘s fiscal year ended October 31, {2001} [2002]. The
Audit Committee provides the Board with recommendations regarding the selection of the Fund‘s independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the
Fund‘s independent auditor concerning the Fund‘s internal accounting procedures, and controls and reviews reports of the Manager‘s internal auditor, among other duties as set forth in the Committee‘s charter.

      The members of the Study Committee are Benjamin Lipstein (Chairman),
Robert Galli and Elizabeth Moynihan.  The Study Committee held {seven} [six]
meetings during the Fund‘s fiscal year ended October 31, {2001} [2002]. The
Study Committee evaluates and reports to the Board on the Fund‘s contractual arrangements, including the Investment Advisory and Distribution Agreements,
transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act {of 1940} and other applicable law, among other duties as set forth in the Committee‘s charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell
Reynolds and Clayton Yeutter.  The Proxy Committee held one meeting during the
[Fund‘s] fiscal year ended October 31, {2001} [2002].  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. {The Fund‘s Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed below. Each of the Trustees except Mr. Murphy are independent trustees,} [Except Mr. Murphy, each of the Trustees is an "Independent
Trustee,"] as defined in the Investment Company Act.  Mr. Murphy is an
{"interested trustee}["Interested Trustee]," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

      {Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event his affiliation with the Manager is terminated, he will resign as a trustee of the Fund and the other Board I Funds for which he is a trustee or director. All information is as of December 31, 2001} [The Fund‘s
Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees]. All of the Trustees are
{Trustees or Directors} [also trustees or directors] of the following [publicly offered] Oppenheimer {Funds} [funds] (referred to as "Board I Funds"):

                                         {  }  Oppenheimer  International  Growth
Oppenheimer California Municipal Fund   Fund
                                         {  }  Oppenheimer   International  Small
Oppenheimer Capital Appreciation Fund   Company Fund
Oppenheimer Capital Preservation Fund    { } Oppenheimer Money Market Fund, Inc.
Oppenheimer    {Concentrated    Growth}
[Developing Markets] Fund { }           Oppenheimer Multiple Strategies Fund
 {Oppenheimer  Developing  Markets Fund
Oppenheimer  Multi-Sector  Income Trust  { } Oppenheimer  Multi-{State Municipal}
} Oppenheimer Discovery Fund            [Sector Income] Trust
                                         { } Oppenheimer  [Multi-State] Municipal
Oppenheimer Emerging Growth Fund        {Bond Fund} [Trust]
                                         { }  Oppenheimer  {New  York}  Municipal
Oppenheimer Emerging Technologies Fund  [Bond] Fund
                                         {  }  Oppenheimer   {Series}  [New  York
Oppenheimer Enterprise Fund             Municipal] Fund{, Inc.}
                                         {   }   Oppenheimer    {Special   Value}
Oppenheimer Europe Fund                 [Series] Fund[, Inc.]
Oppenheimer Global Fund { }             Oppenheimer Trinity Core Fund
                                         {  }   Oppenheimer   Trinity  Large  Cap
Oppenheimer Global Growth & Income Fund Growth Fund
Oppenheimer  Gold  &  Special  Minerals
Fund                                     { } Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                  { } Oppenheimer U.S. Government Trust

      In  addition  to being a trustee  or  director  of the  Board I Funds,  Mr.
Galli  is  also  a  director   or  trustee   of  10  other   portfolios   in  the
OppenheimerFunds  complex. [Present or former officers,  directors,  trustees and employees (and their  immediate  family members) of the Fund, the Manager and its affiliates,  and retirement  plans  established  by them for their  employees are permitted  to  purchase  Class A shares  of the Fund  and the  other  Oppenheimer funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is  waived  for that  group  because  of the  economies  of sales  efforts realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero,] {Messrs. Spiro, Murphy,
Bishop, Farrar, Molleur, } Wixted and Zack, and {Ms.} [Mses. Bechtolt,] Feld,
{Ms.} [Granger and] Ives and {Ms. Granger,} respectively hold the same offices with [one or more of] the other Board I Funds as with the Fund.  As of
{February 1} [November 27], 2002, the Trustees and officers of the Fund[,] as a group[,] owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his or her family members, do not own securities of either the Manager or
Distributor of the Board I Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

|X|   [Affiliated Transactions and Material Business Relationships.] Mr.
Reynolds has reported {that} he has a controlling interest in The Directorship
Search Group, Inc. [("The Directorship Search Group")], a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance
Company (which controls the Manager {and the Distributor) aggregating $100,000 for the calendar year ended}[) for fees aggregating $110,000 from January 1,
2000 through] December 31, 2001, an amount representing less than 5% of the
{firm‘s annual revenues} [annual revenues of The Directorship Search Group, Inc.
Mr. Reynolds estimates that The Directorship Search Group will bill
Massachusetts Mutual Life Insurance Company $150,000 for services to be provided during the calendar year 2002].  [

      ]The Independent Trustees have unanimously (except for Mr. {Reynolds‘
abstention)} [Reynolds, who abstained)] determined that the consulting arrangements between The Directorship [Search] Group, Inc. and Massachusetts
Mutual Life Insurance Company were not material business or professional relationships that would compromise Mr. Reynolds‘ status as an Independent
Trustee. [Nonetheless, to assure certainty as to determinations of the Board and the Independent Trustees as to matters upon which the Investment Company
Act or the rules thereunder require approval by a majority of Independent
Trustees, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent Trustees was present or whether a majority of
Independent Trustees approved the matter.
      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.]

Independent Trustees

---------------------------------------------------------------------------------
                                                                     Aggregate
                                                                       Dollar
                                                                      Range of
Name, Address[,]                                          Dollar       Shares
Age, Position(s)   Principal Occupation(s) During Past   Range of     Owned in
Held with Fund     5 Years / Other Trusteeships Held      Shares     any of the
and Length of      by Trustee / Number of Portfolios     Owned in     Board I
Time Served        in Fund Complex Overseen by Trustee   the Fund      Funds
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Leon Levy,         General  Partner  [(since  1982)] of     $0           $0
Chairman of the    Odyssey Partners,  L.P.  (investment
Board of Trustees  partnership)   {(since   1982)}  and
Trustee (since     Chairman   of  the   Board   [(since
2000)              1981)]  of  Avatar  Holdings,   Inc.
Age: 76            (real   estate   development){(since
                   1981).    Director/trustee   of   31
                   investment companies}[.  Oversees 31
                   portfolios] in the  OppenheimerFunds
                   complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli,   A {Trustee} [trustee] or {Director}
Trustee (since     [director] of other Oppenheimer
2000) Age: 68      funds. Formerly Vice Chairman {of
                   the Manager}(October 1995-December      $Over        Over
                   1997){. Director/trustee of 41         100,000     $100,000
                   investment companies} [of the
                   Manager. Oversees 41 portfolios] in
                   the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip A.         The Director [(since 1991)] of the                            ,000
Griffiths,         Institute for Advanced Study,
Trustee (since     Princeton, N.J.{(since 1991)},
2000)              director [(since 2001)] of GSI
Age: 63            Lumonics {(since 2001)} and a
                   member of the National Academy of
                   Sciences (since 1979); formerly (in
                   descending chronological order) a
                   director of Bankers Trust
                   Corporation, Provost and Professor       $0      $50,001-$1000
                   of Mathematics at Duke University,
                   a director of Research Triangle
                   Institute, Raleigh, N.C., and a
                   Professor of Mathematics at Harvard
                   University. {Director/trustee of 30
                   investment companies} [Oversees 31
                   portfolios] in the OppenheimerFunds
                   complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Benjamin           Professor Emeritus of Marketing,
Lipstein, Trustee  Stern Graduate School of Business
(since 2000)       Administration, New York
Age: 78            University. {Director/trustee of 31      $0          Over
                   investment companies} [Oversees 31                 $100,000
                   portfolios] in the OppenheimerFunds
                   complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
[Joel W. Motley,   Director (January 2002-present),
Trustee since 2002 Columbia Equity Financial Corp.
Age: 50            (privately-held financial adviser);
                   Managing Director (January
                   2002-present), Carmona Motley, Inc.
                   (privately-held financial adviser);
                   Formerly he held the following
                   positions: Managing Director
                   (January 1998-December 2001),        $None1      None1
                   Carmona Motley Hoffman Inc.
                   (privately-held financial adviser);
                   Managing Director (January
                   1992-December 1997), Carmona Motley
                   & Co. (privately-held financial
                   adviser). Oversees 31 portfolios in
                   the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
]Elizabeth B.      Author and architectural  historian;
Moynihan, Trustee  a trustee  of the Freer  Gallery  of
(since 2000)       Art and  Arthur M.  Sackler  Gallery
Age: 72            (Smithsonian  Institute),   Trustees
                   Council  of  the  National  Building
                   Museum;  a  member  of the  Trustees     $0       $50,001 -
                   Council,  Preservation League of New               $100,000
                   York State.  {Director/trustee of 31
                   investment  companies}  [Oversees 31
                   portfolios] in the  OppenheimerFunds
                   complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A.         A director of Dominion Resources,
Randall, Trustee   Inc. (electric utility holding
(since 2000)       company) and Prime Retail, Inc.
Age: 74            (real estate investment trust);
                   formerly a director of Dominion
                   Energy, Inc. (electric power and
                   oil & gas producer), President and
                   Chief Executive Officer of The
                   Conference Board, Inc.
                   (international economic and              $0          Over
                   business research) and a director                  $100,000
                   of Lumbermens Mutual Casualty
                   Company, American Motorists
                   Insurance Company and American
                   Manufacturers Mutual Insurance
                   Company. {Director/trustee of 31
                   investment companies} [Oversees 31
                   portfolios] in the OppenheimerFunds
                   complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward V. Regan,   President, Baruch College, CUNY; a
Trustee (since     director of RBAsset (real estate
2000)              manager); a director of OffitBank;
Age: 71            formerly Trustee, Financial
                   Accounting Foundation (FASB and
                   GASB), Senior Fellow of Jerome Levy
                   Economics Institute, Bard College,
                   Chairman of Municipal Assistance         $0       $50,001 -
                   Corporation for the City of New                    $100,000
                   York, New York State Comptroller
                   and Trustee of New York State and
                   Local Retirement Fund.
                   {Director/trustee of} [Oversees] 31
                   investment companies in the
                   OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Russell S.         Chairman [(since 1993)] of The
Reynolds, Jr.,     Directorship Search Group, Inc.
Trustee (since     (corporate governance consulting
2000)              and executive recruiting){(since
Age: 70            1993)}; a life trustee of
                   International House (non-profit          $0       $10,001 -
                   educational organization), and a                   $50,000
                   trustee [(since 1996)] of the
                   Greenwich Historical Society{(since
                   1996).}[. Oversees 31 portfolios in
                   the OppenheimerFunds complex.]
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donald W. Spiro,    {Formerly he held the following
Vice Chairman of   positions: Chairman Emeritus (until
the Board of       August 1999), Chairman (November
Trustees,          1987 - January 1991) and} [Chairman
Trustee (since     Emeritus (since January 1991) of
2000)              the Manager. Formerly] a director
Age: 76            (January 1969-August 1999) of the
                   Manager{; President and Director of      $0          Over
                   OppenheimerFunds Distributor, Inc.,                $100,000
                   a subsidiary of the Manager and the
                   Fund‘s Distributor (July 1978
                   January 1992). Director/trustee of
                   31 investment companies}[. Oversees
                   31 portfolios] in the
                   OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clayton K.         Of Counsel [(since 1993)], Hogan &       $0          Over
Yeutter, Trustee   Hartson (a law firm){(since 1993)}.
(since 2000)       Other directorships: Caterpillar,
Age: 71            Inc. (since 1993) {; Zurich
                   Financial Services (since 1998);
                   ConAgra, Inc. (since 1993); FMC
                   Corporation (since 1993); Texas
                   Instruments Incorporated (since
                   1993);} and Weyerhaeuser Co. (since
                   1999){; formerly a director of
                   Farmers Group Inc. (1994-2000),                    $100,000
                   Zurich Allied AG (1998-2000) and of
                   Allied Zurich Plc. (1998-2000).
                   Director/trustee of 31 investment
                   companies in the OppenheimerFunds
                   complex. Director/trustee of 31
                   investment companies}[. Oversees 31
                   portfolios] in the OppenheimerFunds
                   complex.
---------------------------------------------------------------------------------

      [The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.]

Interested Trustee and Officer

---------------------------------------------------------------------------------
Name, Address,    Principal Occupation(s) During Past     Dollar     Aggregate
                                                                       Dollar
                                                                      Range of
                                                                       Shares
Age, Position(s)                                         Range of     Owned in
Held with Fund    5 Years / Other Trusteeships Held by    Shares     any of the
and Length of     Trustee / Number of Portfolios in      Owned in   Oppenheimer
Time Served       Fund Complex Overseen by Trustee       the Fund      Funds
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy,   Chairman, Chief Executive Officer         $0       $50,001 -
President and     and director (since June 2001) and
Trustee           President (since September 2000) of
Trustee (since    the Manager; President and a
October 2001)     [director or] trustee of other
Age: 52           Oppenheimer funds; President and a
                  director (since July 2001) of
                  Oppenheimer Acquisition Corp.{,}
                  [(]the Manager‘s parent holding
                  company[)] and of Oppenheimer
                  Partnership Holdings, Inc.{,} [(]a
                  holding company subsidiary of the
                  Manager{; Director}[); a director]
                  (since November 2001) of
                  OppenheimerFunds Distributor,
                  Inc.{,} [(]a subsidiary of the
                  Manager[)]; Chairman and a director
                  (since July 2001) of Shareholder
                  Services, Inc. and of Shareholder
                  Financial Services, Inc.{,}
                  [(]transfer agent subsidiaries of
                  the Manager[)]; President and a
                  director (since July 2001) of
                  OppenheimerFunds Legacy Program{,}
                  [(]a charitable trust program
                  established by the Manager[)]; a
                  director of the {following}
                  investment advisory subsidiaries of
                  the Manager: {OAM} [OFI]
                  Institutional [Asset Management],
                  Inc. and Centennial Asset Management
                  Corporation (since November 2001),
                  HarbourView Asset Management
                  Corporation and OFI Private
                  Investments, Inc. (since July
                  {2002)} [2001)]; President (since
                  November 1, 2001) and a director
                  (since July 2001) of Oppenheimer
                  Real Asset Management, Inc.{, an
                  investment advisor subsidiary of the
                  Manager}; a director (since November
                  2001) of Trinity Investment
                  Management Corp. and Tremont
                  Advisers, Inc.{, investment}                        $100,000
                  [(Investment] advisory affiliates of
                  the Manager[)]; Executive Vice
                  President (since February 1997) of
                  Massachusetts Mutual Life Insurance
                  Company{,} [(]the Manager‘s parent
                  company[)]; a director (since June
                  1995) of {DBL} [DLB] Acquisition
                  Corporation {; formerly }[(a holding
                  company that owns the shares of
                  David L. Babson & Company, Inc.);
                  formerly,] Chief Operating Officer
                  {(from}[(]September 2000 {to}[-]June
                  2001) of the Manager; President and
                  trustee {(from}[(]November 1999
                  {to}[-]November 2001) of MML Series
                  Investment Fund and MassMutual
                  Institutional Funds{,} [(]open-end
                  investment companies{;}[);] a
                  director {(from}[(]September 1999
                  {to}[-]August 2000) of C.M. Life
                  Insurance Company; President, Chief
                  Executive Officer and director
                  {(from}[(]September 1999
                  {to}[-]August 2000) of MML Bay State
                  Life Insurance Company; a director
                  {(from}[(]June 1989 {to}[-]June
                  1998) of Emerald Isle Bancorp and
                  Hibernia Savings Bank{,} [(a]
                  wholly-owned subsidiary of Emerald
                  Isle Bancorp{; Executive Vice
                  President Director and Chief
                  Operating Officer (from June 1995 to
                  January 1997) of David L. Babson &
                  Co., Inc., an investment advisor;
                  Chief Operating Officer (from March
                  1993 to December 1996) of Concert
                  Capital Management, Inc., an
                  investment advisor. Director/trustee
                  of 63 investment companies}[).
                  Oversees 69 portfolios] in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------

[The address of the Officers in the chart below is as follows: for Messrs.
Molleur and Zack and Mses. Feld and Granger, 498 Seventh Avenue, New York, NY
10018, for Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and Ives,
6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.]

Officers of the Fund

---------------------------------------------------------------------------------
Name, Address, Age,             Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund and
Length of Time Served
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger, Portfolio        Vice  President  of the Manager  (since  October
Manager, Age: 41
                                2000);  formerly a  portfolio  manager at Fortis
                                Advisors  (July   1998-October  2000)  prior  to
                                which  she  was  portfolio  manager  at  General
                                Motors  Investment  Management  (July  1993-July
                                1998).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted, Treasurer,     Senior Vice President and Treasurer (since
Principal Financial and         March 1999) of the Manager; Treasurer (since
Accounting Officer (since       March 1999) of HarbourView Asset Management
2000) Age: 42                   Corporation, Shareholder Services, Inc.,
                                Oppenheimer Real Asset Management Corporation,
                                Shareholder Financial Services, Inc. and
                                Oppenheimer Partnership Holdings, Inc., of OFI
                                Private Investments, Inc. (since March 2000)
                                and of OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since May
                                2000); Treasurer and Chief Financial Officer
                                (since May 2000) of Oppenheimer Trust Company;
                                Assistant Treasurer (since March 1999) of
                                Oppenheimer Acquisition Corp.; an officer of
                                other Oppenheimer funds; formerly Principal and
                                Chief Operating Officer, Bankers Trust Company
                                - Mutual Fund Services Division (March 1995 -
                                March 1999); Vice President and Chief Financial
                                Officer of CS First Boston Investment
                                Management Corp. (September 1991 - March 1995).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 {Robert J. Bishop, Assistant   Vice  President/Fund  Accounting  of the Manager
Treasurer }[Philip Vottiero,]
{(since 2000)} [Assistant       (since     March     2002;     formerly     Vice
Treasurer since 2002]           President/Corporate  Accounting  of the  Manager
{Age: 42 Vice President of the  (July  1999-March  2002)  prior  to which he was
Manager/Mutual Fund Accounting  Chief Financial  Officer at Sovlink  Corporation
(since May 1996); an officer    (April   1996-June   1999).  An  officer  of  85
of other Oppenheimer funds;     portfolios in the OppenheimerFunds complex.
formerly an} [Age: 39
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,                ]Assistant Vice President of the [Manager
Assistant Treasurer since 2002  (since September 1998); formerly Manager/Fund
Age: 39                         Accounting (September 1994-September 1998) of
                                the Manager. An officer of 85 portfolios in the
                                OppenheimerFunds complex] {Manager/Mutual Fund
                                Accounting (April 1994 - May 1996) and a Fund
                                Controller of the Manager. Scott T. Farrar,
                                Assistant Treasurer
                                (since 2000)
                                Age: 36 Vice President of the Manager/Mutual
                                Fund Accounting (since May 1996); Assistant
                                Treasurer of Oppenheimer Millennium Funds plc
                                (since October 1997); an officer of other
                                Oppenheimer Funds; formerly an Assistant Vice
                                President of the Manager/Mutual Fund Accounting
                                (April 1994 - May 1996), and a Fund Controller
                                of the Manager}.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack, Secretary       Senior Vice President (since May 1985) and
(since October 2001)            Acting General Counsel (since November 2001) of
Age: 53                         the Manager; Assistant Secretary of Shareholder
                                Services, Inc. (since May 1985), Shareholder
                                Financial Services, Inc. (since November 1989);
                                OppenheimerFunds International Ltd. and
                                Oppenheimer Millennium Funds plc (since October
                                1997); an officer of other Oppenheimer funds.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
 {Denis R. Molleur, Assistant   Vice President and Assistant Counsel of the
Secretary                       Manager (since July 1998); formerly, an
}[Philip T. Masterson,          associate with Davis, Graham, & Stubbs LLP
Assistant Secretary since 2002  (January 1997-June 1998). An officer of 85
Age: 38                         portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur, Assistant     Vice President and Senior Counsel of the
Secretary ]                     Manager (since July 1999); an officer of other
(since October 2001)            Oppenheimer funds; formerly a Vice President
Age: 44                         and Associate Counsel of the Manager (September
                                1995 - July 1999).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Katherine P. Feld, Assistant    Vice President and Senior Counsel of the
Secretary                       Manager (since July 1999); an officer of other
(since October 2001)            Oppenheimer funds; formerly a Vice President
Age: 43                         and Associate Counsel of the Manager (June 1990
                                - July 1999).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives, Assistant     Vice President and Assistant Counsel of the
Secretary                       Manager (since June 1998); an officer of other
(since October 2001)            Oppenheimer funds; formerly an Assistant Vice
Age: 36                         President and Assistant Counsel of the Manager
                                (August 1997 - June 1998); and Assistant
                                Counsel of the Manager (August 1994-August
                                1997).
---------------------------------------------------------------------------------

      |X|  Remuneration of Trustees.  The officers of the Fund and one Trustee of the Fund (Mr.  Murphy) who are affiliated  with the Manager  receive no salary or fee from the Fund. The remaining  Trustees of the Fund received the  compensation shown  below.  The  compensation  from the Fund was paid  during its fiscal  year ended  October  31,  2002].  The  compensation  from  all of the  Board  I  Funds
represents  compensation  received  as  a  director,   trustee  or  member  of  a
committee of the boards of those funds during the calendar year 2001.

------------------------------------------------------------------------------------

                         As of Fiscal Year  As of December
                           Ended 9/30/02    31, 2001

[Trustee‘s Name
and Other Positions

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

                                                                 Total
                                   Retirement                    Compensation
                                   Benefits      Estimated       from all
                     Aggregate     Accrued as    Annual          Oppenheimer
                     Compensation  Part          Retirement      Funds For Which
                     From Fund1    of Fund       Benefits Paid   Individual Serves
                                   Expenses      at Retirement   as
                                                 from all Board  Trustee/Director
                                                 I Funds (33     (33 Funds)
                                                 Funds )2

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Leon Levy                              $253               $0           $133,352]                                                                          $173,700
Chairman

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Galli 3]         {$121 $59} [$154              $79            $55,678]                                                                          $202,886
Study Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

[Phillip A. Griffiths4                  $80              $19             $10,256                                                                           $54,889

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

[Benjamin Lipstein                     $218              $25            $115,270                                                                          $150,152
Study Committee Chairman
Audit Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joel W. Motley6                          $0               $0                  $0                                                                                $0

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

]Elizabeth B. Moynihan     {$139 $77} [$154              $96            $57,086]                                                                          $105,760
Study Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

[Kenneth A. Randall                    $141              $20             $74,471                                                                           $97,012
Audit Committee Chairman

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

]Edward V. Regan           {$137 $81} [$140              $50            $46,313]                                                                           $95,960
Proxy Committee
Chairman{,} Audit
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

 {Clayton K. Yeutter5}                 $104              $56             $48,991                                                                           $71,792
[Russell S. Reynolds,
Jr.]
{Proxy Committee
Member  $80 $38 $71,792
1 }[Proxy Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Donald W. Spiro                         $93              $23              $9,396                                                                           $64,080

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Clayton K. Yeutter 5                   $104              $52             $36,372                                                                           $71,792
Proxy Committee Member

------------------------------------------------------------------------------------

   1.]      Aggregate  compensation  [from the Fund] includes [fees and] deferred compensation, if [any.
   2. Estimated annual retirement benefits paid at retirement is based on a straight life payment plan election. The amount for Mr. Galli includes
      $24,989 for serving as a trustee or director of 10 Oppenheimer funds that are not Board I Funds.
   3. Includes $97,126 for Mr. Galli for serving as trustee or director of 10
Oppenheimer funds that are not Board I Funds.
   4. Aggregate compensation from the Fund includes $80 deferred under Deferred
Compensation Plan described below.
   5. Aggregate compensation from the Fund includes $26 deferred under Deferred
Compensation Plan described below.
  6.  Elected to the Board on October  10, 2002 and  therefore  did not receive any compensation.]

      |X| Retirement  Plan for Trustees.  The Fund has adopted a retirement  plan that  provides  for payments to retired  Trustees.  Payments are up to 80% of the average  compensation  paid during a Trustee‘s five years of service in which the highest  compensation  was  received.  A Trustee must serve as trustee for any of the Board I Funds for at least 15 years to be eligible  for the maximum  payment.
Each  Trustee‘s  retirement  benefits  will depend on the amount of the Trustee‘s future  compensation  and  length  of  service.  Therefore  the  amount  of those benefits  cannot be  determined  at this time,  nor can we estimate the number of years of credited service that will be used to determine those benefits.

      |X|  Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation  Plan for  disinterested  trustees  that enables them to elect to defer  receipt of all or a portion  of the annual  fees they are entitled to receive from the Fund. Under the plan, the  compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount  had been invested in shares of one or more  Oppenheimer  funds  selected  by the  Trustee.
The amount paid to the Trustee under the plan will be  determined  based upon the performance of the selected funds.

      Deferral of Trustees‘  fees under the plan will not  materially  affect the
Fund‘s assets,  liabilities  or net income per share.  The plan will not obligate the Fund to retain the  services  of any Trustee or to pay any  particular  level of  compensation  to any Trustee.  Pursuant to an Order issued by the  Securities and  Exchange  Commission,  the Fund may  invest  in the  funds  selected  by the
Trustee under the plan without  shareholder  approval for the limited  purpose of determining the value of the Trustee‘s deferred fee account.

      |X| Major  Shareholders.  As of  November  27,] 2002,  the only  people who owned of record or was  known by the Fund to  beneficially  own 5% or more of any class of the  Fund‘s  outstanding  Class A,  Class B, Class C, Class N or Class Y shares were:

      [OppenheimerFunds  Distributor  Inc.,  Attn:  Ray Olson,  6803 South Tucson
      Way, Centennial,  Colorado  80112-3924,  which owned 680,000 Class A shares
      (20.88% of the Class A shares then outstanding).

      IRA Rollover, Nicholas J. Rothenbach, 4850 Catalpa Creek Drive,
      Cincinnati, Ohio 45242 which owned 70,796.460 Class C shares (7.73% of the Class C shares then outstanding).

      Double John Partnership,  John Walker, 8655 Camargo Road, Cincinnati,  Ohio
45243 which
      owned 70,796.460 Class C shares (5.8% of the Class C shares then outstanding).

      Alexander C. Shafer TR, Shafer Insurance Agency Inc., Profit Sharing 401k
      Plan, 1100 Marion Street, Suite 100, Knoxville, Tennessee 37921-6869
      which owned 53,999.248 Class C shares (39.79% of the Class N shares then outstanding).

      The Brand Banking Company, 401(K) Plan, Attn: Becky Gunthrie, PO Box
      1110, Lawrenceville, Georgia 30046-1110, which owned 7,430.032 Class C shares (5.47% of the Class N shares then outstanding).

      Chris Prater Customer, I.P.H.F.H.A. Inc., 401k Profit Sharing Plan, 7829
      East Rockhill Street, Wichita, Kansas 67206-3920, which owned 10,328.304
      Class N shares (7.61% of the Class N shares then outstanding).

      Bruce E. Harrison  Plumbing,  FBO Bruce E.  Harrison,  1904 Pleasant  Ridge
      Road, Virginia Beach,  Virginia  23457-1507,  which owned 9,682.718 Class N shares (7.13% of the Class N shares outstanding).

      Quality  Systems Inc.  Retirement  Savings Plan,  Attn: Paul Holt 18191 Von
      Karman  Avenue,  Suite  450,  Irvine,  California  92612-7113  which  owned
      7,265.524 Class N shares (5.35% of the Class N shares then outstanding).

      OppenheimerFunds  Capital  Accumulation,  Attn MML07, 200 Clarendon Street,
      16th Floor,  Boston,  Massachusetts  02116-5021,  which  owned  115,036.225
      Class Y shares (99.91% of the Class Y shares then outstanding).]

      |X| The Manager.  The Manager is  wholly-owned  by Oppenheimer  Acquisition
Corp.,  a holding  company  controlled  by  Massachusetts  Mutual Life  Insurance
Company.

      |X| Code of  Ethics.  The Fund,  the  Manager  and the  Distributor  have a
Code of Ethics.  It is designed to detect and prevent  improper  personal trading by certain employees,  including portfolio  managers,  that would compete with or take advantage of the Fund‘s  portfolio  transactions.  Covered  persons  include persons with knowledge of the investments  and investment  intentions of the Fund and  other  funds  advised  by the  Manager.  The  Code  of  Ethics  does  permit personnel  subject  to the Code to invest  in  securities,  including  securities that may be  purchased or held by the Fund,  subject to a number of  restrictions and  controls.  Compliance  with the Code of Ethics is  carefully  monitored  and enforced by the Manager.

      The Code of Ethics  is an  exhibit  to the  Fund‘s  registration  statement filed  with the  Securities  and  Exchange  Commission  and can be  reviewed  and copied at the SEC‘s  Public  Reference  Room in  Washington,  D.C. You can obtain information  about  the  hours  of  operation  of the  Public  Reference  Room by calling  the SEC at  1-202-942-8090.  The Code of  Ethics  can also be  viewed as part of the Fund‘s  registration  statement  on the SEC‘s  EDGAR  database at the
SEC‘s  Internet  website at  HTTP://WWW.SEC.GOV.  Copies may be  obtained,  after
                             ------------------
paying  a  duplicating  fee,  by  electronic  request  at  the  following  E-mail address:  publicinfo@sec.gov.,  or by  writing  to  the  SEC‘s  Public  Reference
Section, Washington, D.C. 20549-0102.

      |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the  Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager  selects  securities for the Fund‘s portfolio and handles its day-to-day  business.  The portfolio manager of the Fund is  employed  by the  Manager  and is the person  who is  principally responsible  for  the  day-to-day  management  of  the  Fund‘s  portfolio.  Other members of the Manager‘s  Equity  Portfolio  Team provide the  portfolio  manager with counsel and support in managing the Fund‘s portfolio.

      The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office  space,  facilities  and  equipment.  It also requires the
Manager to  provide  and  supervise  the  activities  of all  administrative  and clerical  personnel  required to provide effective  administration  for the Fund.
Those  responsibilities  include the  compilation and maintenance of records with respect to its operations,  the preparation and filing of specified reports,  and composition  of  proxy  materials  and  registration  statements  for  continuous public sale of shares of the Fund.

      The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory  agreement  lists examples of expenses paid by
the  Fund.   The  major   categories   relate  to  interest,   taxes,   brokerage
commissions,  fees to certain Trustees,  legal and audit expenses,  custodian and
transfer  agent   expenses,   share   issuance   costs,   certain   printing  and
registration costs and non-recurring  expenses,  including  litigation costs. The management  fees  paid by the Fund to the  Manager  are  calculated  at the rates described  in the  Prospectus,  which are  applied to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares  based upon the relative proportion of the Fund‘s net assets represented by that class.

                 ----------------------------------------------

                                              ]
                 Fiscal    Year    Management Fees Paid to
                 ended 10/31:       OppenheimerFunds, Inc.

                 ----------------------------------------------
                 ----------------------------------------------
                      2001                 $201,820
                 ----------------------------------------------
                 ----------------------------------------------

                     [2002                 $354,678

                 ----------------------------------------------
]
      The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the  performance  of its duties or reckless  disregard of its obligations  and duties under the investment  advisory agreement,  the  Manager  is not liable  for any loss the Fund  sustains  for any investment,  adoption  of  any  investment  policy,  or  the  purchase,  sale  or retention of any security.

      The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and  to  use  the  name  "Oppenheimer"  in connection  with other  investment  companies  for which it may act as investment
advisor  or  general  distributor.   If  the  Manager  shall  no  longer  act  as
investment  advisor to the Fund,  the Manager may  withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

        For the most recent renewal of the Fund‘s investment  advisory  agreement in December 2001,  the Board  considered,  with its counsel:  (i) the quality and extent  of  the  services  to be  provided  to the  Fund  by  the  Manager;  (ii)
the  depth of  organization,  expertise  and  experience  of the  Manager;  (iii)
the  financial  resources  of the  Manager;  (iv) the  ability of the  Manager to
retain  and  attract   qualified   personnel;   (v)  the  performance  of  assets
managed by the Manager in the Fund‘s  investment  style;  (vi)  benefits  derived by the  Manager  from  its  relationship  with the  Fund,  including  receipt  of tangible and intangible  research by allocating the Fund‘s  brokerage per section
28(e) of the Securities  Exchange Act of 1934;  and (vii) the overall  experience
and   reputation  of  the  Manager  in  providing  such  services  to  investment
companies.   In  addition,  the  Board  reviewed  and  discussed  the  terms  and conditions  of the  investment  advisory  agreement.  Based upon its review,  the
Board of  Trustees  concluded  that the terms of the Fund‘s  investment  advisory agreement  are  reasonable,  fair and in the best  interests  of the Fund and its shareholders,  and that  the  fees  provided  therein  are  fair  and  reasonable in light of the usual and  customary  charges  made by others for services of the same nature and quality.

|X|      Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement. The Investment
Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the
Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
            Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
            Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The
Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the
Manager. The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund‘s Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the Agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the Manager under the investment  advisory  agreement is to arrange the portfolio transactions for the Fund. The advisory  agreement contains  provisions  relating
to  the   employment   of   broker-dealers   to  effect  the   Fund‘s   portfolio
transactions.  The Manager is  authorized  by the  advisory  agreement  to employ broker-dealers,  including  "affiliated"  brokers, as that term is defined in the
Investment  Company Act. The Manager may employ  broker-dealers  that the Manager thinks in its best judgment,  based on all relevant  factors,  will implement the policy of the Fund to obtain,  at  reasonable  expense,  the "best  execution" of the Fund‘s  portfolio  transactions.  "Best  execution" means prompt and reliable execution  at the most  favorable  price  obtainable.  The Manager  need not seek competitive  commission  bidding.  However,  it is  expected  to be  aware of the current  rates of eligible  brokers and to minimize the  commissions  paid to the extent  consistent  with the interests and policies of the Fund as established by its Board of Trustees.

      Under the  investment  advisory  agreement,  the Manager may select brokers
(other than affiliates) that provide  brokerage and/or research  services for the
Fund  and/or the other  accounts  over which the Manager or its  affiliates  have investment  discretion.  The commissions  paid to such brokers may be higher than another  qualified  broker  would  charge,  if the  Manager  makes  a good  faith determination  that the  commission  is fair and  reasonable  in  relation to the services  provided.  Subject to those  considerations,  as a factor in  selecting brokers for the Fund‘s  portfolio  transactions,  the  Manager may also  consider sales  of  shares  of the Fund and  other  investment  companies  for  which  the
Manager or an affiliate serves as investment advisor.

Brokerage  Practices  Followed by the Manager.  The Manager  allocates  brokerage for the Fund subject to the provisions of the investment  advisory  agreement and the procedures and rules  described  above.  Generally,  the Manager‘s  portfolio
traders  allocate  brokerage  based  upon   recommendations  from  the  Manager‘s
portfolio managers.  In certain instances,  portfolio managers may directly place trades and allocate  brokerage.  In either case, the Manager‘s executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an exchange is the
primary  market  are  generally  done  with  principals  or  market  makers.   In
transactions  on  foreign  exchanges,  the  Fund  may be  required  to pay  fixed brokerage  commissions  and  therefore  would not have the benefit of  negotiated commissions  available in U.S. markets.  Brokerage commissions are paid primarily for  transactions  in  listed  securities  or  for  certain  fixed-income  agency transactions in the secondary market.  Otherwise  brokerage  commissions are paid only if it appears  likely that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund  ordinarily  uses the same  broker for the purchase or sale of the option and any  transaction  in the securities to which the option relates.

      Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund.  Those  other funds may  purchase or sell the same  securities as the Fund at the same time as the Fund,  which  could  affect  the  supply  and price of the  securities.  If two or more funds  advised by the Manager  purchase the same security on the same day from the same dealer.  The  transactions  under those combined  orders are averaged as to price and allocated in accordance  with the purchase or sale orders actually placed for each account.

      Most  purchases  of debt  obligations  are  principal  transactions  at net prices.  Instead  of using a broker  for those  transactions,  the Fund  normally deals  directly with the selling or  purchasing  principal or market maker unless the  Manager  determines  that a better  price or  execution  can be  obtained by
using  the  services  of  a  broker.   Purchases  of  portfolio  securities  from
underwriters  include  a  commission  or  concession  paid by the  issuer  to the underwriter.  Purchases  from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain  prompt  execution  of these orders at the most favorable net price.

      The  investment   advisory   agreement  permits  the  Manager  to  allocate
brokerage for research  services.  The research services provided by a particular broker  may be  useful  only  to one or  more  of the  advisory  accounts  of the
Manager  and  its   affiliates.   The  investment   research   received  for  the
commissions  of those  other  accounts  may be useful both to the Fund and one or more of the  Manager‘s  other  accounts.  Investment  research may be supplied to the Manager by a third party at the  instance of a broker  through  which  trades are placed.

      Investment   research   services   include   information  and  analysis  on
particular  companies  and  industries  as well as market or economic  trends and portfolio  strategy,  market  quotations for portfolio  evaluations,  information systems,  computer  hardware  and similar  products and  services.  If a research
service  also  assists  the  Manager  in  a   non-research   capacity   (such  as
bookkeeping  or other  administrative  functions),  then only the  percentage  or
component   that   provides   assistance   to  the  Manager  in  the   investment
decision-making process may be paid in commission dollars.

      The Board of  Trustees  permits the  Manager to use stated  commissions  on
secondary   fixed-income   agency  trades  to  obtain   research  if  the  broker
represents  to the Manager  that:  (i) the trade is not from or for the  broker‘s own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and  (iii)  the  trade  is  not  a  riskless  principal transaction.  The Board of Trustees  permits the  Manager to use  concessions  on fixed-price  offerings  to obtain  research,  in the same manner as is  permitted for agency transactions.

      The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities  of the  Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager to obtain market  information  for the valuation of securities  that are either held in the  Fund‘s  portfolio  or are being  considered  for  purchase.  The  Manager provides  information  to  the  Board  about  the  commissions  paid  to  brokers furnishing  such services,  together with the Manager‘s  representation  that the amount of such  commissions  was  reasonably  related  to the value or benefit of such services.

                ------------------------------------------------

                                                 ]
                                          Total Brokerage
                                      Commissions Paid by the
                 Fiscal Year Ended             Fund1
                      10/31:

                ------------------------------------------------
                ------------------------------------------------
                       2001                  $32,4182
                ------------------------------------------------
                ------------------------------------------------

                       [2002                 $342,7413

                ------------------------------------------------
1.    ]Amounts do not include  spreads or concessions  on principal  transactions on a net trade basis.
2.    In the fiscal year ended  10/31/01,  the amount of  transactions to brokers for  research  services  was $0 and  the  amount  of the  commissions  paid to broker-dealers for those services was $0.

3.    [In the fiscal year ended  10/31/01,  the amount of transactions to brokers for research  services was $498,810 and the amount of the commissions  paid to broker-dealers for those services was $15,460.]

Distribution and Service Plans

The  Distributor.  Under its General  Distributor‘s  Agreement with the Fund, the
Distributor  acts as the Fund‘s  principal  underwriter in the continuous  public offering of the Fund‘s  classes of shares.  The  Distributor  bears the  expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses,  other than those furnished to existing  shareholders.
The Distributor is not obligated to sell a specific number of shares.

1.    The sales charges and concessions paid to, or retained by, the
   Distributor from the sale of shares during the Fund‘s three most recent fiscal years, and the contingent deferred sales charges retained by the
   Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

              -----------------------------------------------------

                               Aggregate       Class A Front-End
              Fiscal Year   Front-End Sales      Sales Charges
              Ended 10/31: Charges on Class       Retained by
                               A Shares          Distributor1
              -----------------------------------------------------
              -----------------------------------------------------
                  2001         $114,339            $31,486[
              -----------------------------------------------------
              -----------------------------------------------------

                  2002         $137,256            $40,503]

              -----------------------------------------------------
1.    Includes  amounts  retained by a  broker-dealer  that is an  affiliate or a parent of the Distributor.

 ------------------------------------------------------------------------------

                  Commissions   Commissions on   Commissions  Commissions] on
   Fiscal Year     on Class A   Class B Shares   on Class C    Class N Shares
  Ended 10/31:       Shares       Advanced by      Shares       Advanced by
                  Advanced by    Distributor1    Advanced by    Distributor1
                  Distributor1                  Distributor1

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

      [2002          $3,422        $128,561        $21,089        $7,8602

 ------------------------------------------------------------------------------
1.    ]The  Distributor  advances  concession  payments  to dealers  for  certain sales of  Class A shares  and for  sales  of Class B,  Class C and  Class N shares from its own resources at the time of sale.
2.    The inception date of Class N shares was March 1, 2001.

--------------------------------------------------------------------------------------

                 Class A            Class B           Class C            Class N
  Fiscal        Contingent        Contingent         Contingent        Contingent
Year Ended    Deferred Sales    Deferred Sales     Deferred Sales    Deferred Sales
   10/31     Charges Retained  Charges Retained   Charges Retained  Charges Retained
              by Distributor    by Distributor     by Distributor    by Distributor
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

   [2002           $236             $35,622             $904             $1,127

--------------------------------------------------------------------------------------
]

Distribution  and Service Plans.  The Fund has adopted a Service Plan for Class A shares  and  Distribution  and  Service  Plans for  Class B,  Class C and Class N
shares  under Rule 12b-1 of the  Investment  Company  Act.  Under those plans the
Fund  pays  the  Distributor  for  all or a  portion  of its  costs  incurred  in
connection  with  the  distribution   and/or  servicing  of  the  shares  of  the
particular class.

      Under the plans,  the  Manager  and the  Distributor  may make  payments to affiliates  and, in their sole  discretion,  from time to time, may use their own resources  (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions  for distribution  and  administrative  services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund.  In their sole  discretion,  the  Distributor  and the Manager may increase or decrease  the amount of payments  they make from their own  resources to plan recipients.

      Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year  but only if the  Fund‘s  Board  of  Trustees  and its
Independent  Trustees  specifically  vote  annually to approve  its  continuance.
Approval  must be by a vote cast in person at a meeting  called  for the  purpose of voting on  continuing  the plan. A plan may be  terminated  at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the  outstanding shares of that class.

      The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material  amendments  to a plan. An amendment to increase  materially  the amount of  payments  to be made under a plan must be  approved  by  shareholders  of the
class   affected  by  the   amendment.   Because  Class  B  shares  of  the  Fund
automatically  convert into Class A shares after six years,  the Fund must obtain the  approval of both Class A and Class B  shareholders  for a proposed  material amendment to the Class A Plan that would materially  increase  payments under the
Plan.  That  approval  must be by a  "majority"  (as  defined  in the  Investment
Company Act) of the shares of each Class, voting separately by class.

      While the Plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board  of  Trustees  at  least quarterly  for its review.  The Reports  shall  detail the amount of all payments made  under a plan and the  purpose  for  which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect,  the selection and  nomination of those  Trustees  of the Fund who are not  "interested  persons" of the Fund is committed to the discretion of the  Independent  Trustees.  This does not prevent the  involvement  of others in the  selection and  nomination  process as long as the final  decision as to  selection or  nomination  is approved by a majority of the Independent Trustees.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset  value of all Fund shares of that class  held by the  recipient  for  itself  and its  customers  does not exceed a minimum  amount,  if any,  that may be set from time to time by a majority of the
Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives  from the Fund to pay  brokers, dealers and other financial  institutions  (they are referred to as "recipients")
for personal  services and account  maintenance  services  they provide for their
customers  who  hold  Class  A  shares.  The  services  include,   among  others,
answering  customer  inquiries  about the Fund,  assisting  in  establishing  and maintaining  accounts in the Fund,  making the Fund‘s  investment plans available and  providing  other  services  at the  request of the Fund or the  Distributor.
While the plan  permits the Board to  authorize  payments to the  Distributor  to reimburse  itself for  services  under the plan,  the Board has not yet done so[, except in the case of the special  arrangement  described below]. The Distributor makes  payments  to plan  recipients  quarterly  at an annual  rate not to exceed
0.25% of the average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

      [With  respect  to  purchases  of Class A shares  subject  to a  contingent deferred  sales charge by certain  retirement  plans that  purchased  such shares prior to March 1, 2001  ("grandfathered  retirement  accounts"),  the Distributor currently  intends to pay the service fee to  Recipients in advance for the first year  after the  shares  are  purchased.  During  the first  year the  shares are sold, the Distributor  retains the service fee to reimburse  itself for the costs of  distributing  the shares.  After the first year shares are  outstanding,  the
Distributor  makes  service  fee  payments  to  Recipients   quarterly  on  those
shares.  The  advance  payment  is based on the net asset  value of shares  sold.
Shares  purchased  by  exchange  do not  qualify  for  the  advance  service  fee payment.  If Class A shares  purchased by grandfathered  retirement  accounts are redeemed  during  the first year  after  their  purchase,  the  Recipient  of the service fees on those shares will be  obligated  to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

    For the fiscal year ended  October  31,  2002] {For the fiscal  period  ended
October  31,  2001},  payments  under the  Class A plan  totaled  {$24,226,  all}
[$43,961,]  of  which  [$236]  was  {paid}  [retained]  by  the  Distributor  {to recipients.  That included  $1,333} [under the arrangement  described  above, and included $2,529] paid to an affiliate of the  Distributor‘s  parent company.  Any unreimbursed  expenses the  Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in  subsequent  years.  The  Distributor  may not use payments  received the Class A Plan to pay any of its interest  expenses, carrying charges, or other financial costs, or allocation of overhead.

      |X| Class B,  Class C and  Class N  Service  and  Distribution  Plan  Fees.
Under  the  Class B,  Class C and Class N plans,  service  fees and  distribution fees  are  computed  on the  average  of the net  asset  value of  shares  in the respective  class,  determined  as of the  close  of each  regular  business  day during  the  period.  The  Class B,  Class C and  Class N plans  provide  for the
Distributor  to  be  compensated  at  a  flat  rate,  whether  the  Distributor‘s distribution  expenses  are more or less than the amounts  paid by the Fund under the plans  during  the period  for which the fee is paid.  The types of  services that  recipients  provide are similar to the services  provided under the Class A service plan, described above.

      The  Class B,  Class C and the  Class N plans  permit  the  Distributor  to retain  both  the  asset-based  sales  charges  and  the  service  fees or to pay recipients  the  service fee on a quarterly  basis,  without  payment in advance.
However,  the Distributor  currently intends to pay the service fee to recipients in advance  for the first year  after the shares are  purchased.  After the first
year  shares  are  outstanding,   the  Distributor  makes  service  fee  payments
quarterly on those  shares.  The advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by  exchange  do not qualify for the advance service fee payment.  If Class B, Class C or Class N shares are  redeemed  during the first year after their  purchase,  the recipient of the service fees on those shares  will be  obligated  to repay the  Distributor  a pro rata  portion of the advance payment of the service fee made on those shares.

      The  Distributor  retains the  asset-based  sales charge on Class B shares.
The  Distributor  retains the  asset-based  sales charge on Class C shares during the first year the shares are  outstanding  and  retains  the  asset-based  sales
charge  on  Class  N  shares   during   the  first  18  months   the  shares  are
outstanding.  It pays the  asset-based  sales charge as an ongoing  commission to the  recipient  on  Class C  shares  outstanding  for a year  or more  and to the recipient on Class N shares  outstanding  for 18 months or more.  If a dealer has a special  agreement with the Distributor,  the Distributor will pay the Class B,
Class C and/or  Class N  service  fee and the  asset-based  sales  charge  to the dealer  quarterly  in lieu of paying the sales  commissions  and  service  fee in advance at the time of purchase.

      The  asset-based  sales  charges  on  Class B,  Class C and  Class N shares allow  investors to buy shares  without a front-end  sales charge while  allowing the Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales  charges  to the  Distributor  for its  services  rendered  in distributing  Class B, Class C and Class N shares.  The  payments are made to the
Distributor in recognition that the Distributor:

o     pays sales  commissions  to  authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment  of  sales  commissions  and/or  the  advance  of the service  fee payment to  recipients  under the plans,  or may provide  such financing from its own resources or from the resources of an affiliate,
o     employs  personnel to support  distribution of Class B, Class C and Class N shares, and
o     bears the costs of sales  literature,  advertising and prospectuses  (other than  those  furnished  to  current  shareholders)  and  state  "blue  sky"
      registration fees and certain other distribution expenses.
o     may not be able to adequately compensate dealers that sell Class B, Class
      C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge
      12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund‘s shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.
o
1.    When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

      The  Distributor‘s  actual expenses in selling Class B, Class C and Class N shares may be more than the  payments it receives  from the  contingent  deferred sales  charges  collected  on redeemed  shares and from the Fund under the plans.
If either the Class B,  Class C or Class N plan is  terminated  by the Fund,  the
Board of  Trustees  may allow the Fund to continue  payments  of the  asset-based sales  charge to the  Distributor  for  distributing  shares  before the plan was terminated.

 ------------------------------------------------------------------------------

 [Distribution Fees Paid to the Distributor in the Fiscal Year Ended 10/31/02

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        ]                                       Distributor‘s   Distributor‘s
                                                  Aggregate      Unreimbursed
                     Total         Amount       Unreimbursed    Expenses as %
                   Payments     Retained by       Expenses      of Net Assets
      Class       Under Plan1   Distributor      Under Plan        of Class
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 [Class B Plan      $69,723       $59,179         $144,916          2.27%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C Plan       $30,539       $14,566          $37,084          0.76%]

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 [Class N Plan      $2,054         $1,980          $10,940          1.84%

 ------------------------------------------------------------------------------

1.    ]Includes  amounts  paid  to  an  affiliate  of  the  Distributor‘s  parent company: [$396] (Class B), [$242] (Class C) and [$2] (Class N).

      All  payments  under the Class B, Class C and the Class N plans are subject to the  limitations  imposed by the Conduct Rules of the National  Association of
Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a  variety  of terms to illustrate  its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual  total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation  of how total returns are  calculated  is set forth  below.  For periods of less than one year, the Fund may quote its  performance  on a  non-annualized  basis.  You can obtain
current  performance   information  by  calling  the  Fund‘s  Transfer  Agent  at
{1-800-525-7048}  [1.800.225.5677] or by visiting the  OppenheimerFunds  Internet website at HTTP://WWW.OPPENHEIMERFUNDS.COM.
           -------------------------------

      The Fund‘s  illustrations  of its performance data in  advertisements  must comply  with  rules  of the  Securities  and  Exchange  Commission.  Those  rules describe  the  types  of  performance  data  that may be used and how it is to be calculated.  In general,  any  advertisement  by the Fund of its performance data must  include the  average  annual  total  returns  for the  advertised  class of shares  of the Fund.  Those  returns  must be shown  for the 1-,  5- and  10-year periods  (or the life of the  class,  if  less)  ending  as of the most  recently ended  calendar  quarter prior to the  publication of the  advertisement  (or its submission for publication).

      Use  of  standardized  performance  calculations  enables  an  investor  to compare the Fund‘s  performance  to the  performance  of other funds for the same periods.  However,  a number of factors  should be  considered  before  using the
Fund‘s performance information as a basis for comparison with other investments:
      |_| Total returns  measure the  performance  of a  hypothetical  account in the  Fund  over  various  periods  and  do  not  show  the  performance  of  each shareholder‘s  account.  Your  account‘s  performance  will  vary  from the model performance  data if your  dividends  are  received  in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a  different  time and price than the shares used in the model.
      |_| The Fund‘s  performance  returns do not  reflect the effect of taxes on dividends and capital gains distributions.
      |_| An  investment  in the Fund is not  insured  by the  FDIC or any  other government agency.
      |_| The  principal  value of the Fund‘s  shares and total  returns  are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an  investor‘s  shares  are  redeemed,  they may be worth  more or less than their original cost.
      |_|  Total  returns  for  any  given  past  period   represent   historical
performance  information and are not, and should not be considered,  a prediction of future returns.

      The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The total returns of each class of shares of the Fund are  affected  by market  conditions,  the quality of
the  Fund‘s  investments,   the  maturity  of  debt  investments,  the  types  of
investments  the Fund holds,  and its  operating  expenses  that are allocated to the particular class.

      |X|  Total  Return  Information.   There  are  different  types  of  "total
returns" to measure the Fund‘s  performance.  Total return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming that all dividends and capital gains  distributions  are  reinvested in additional  shares and  that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in  expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative  total return measures the change in value over the entire  period  (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period  that would  produce  the  cumulative  total  return over the entire  period.  However, average  annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations  for its total returns as prescribed by the
SEC. The methodology is discussed below.

            In  calculating  total  returns  for  Class  A  shares,  the  current maximum  sales  charge  of 5.75%  (as a  percentage  of the  offering  price)  is deducted  from the initial  investment  ("P") (unless the return is shown without
sales  charge,  as  described  below).  For  Class  B  shares,   payment  of  the
applicable  contingent deferred sales charge is applied,  depending on the period for which the return is shown:  {5.0%}  [5%] in the first  year,  {4.0%}  [4%] in the second year,  {3.0%} [3%] in the third and fourth  years,  {2.0%} [2%] in the fifth  year,  {1.0%}  [1%] in the  sixth  year and none  thereafter.  For Class C shares,  the  {1.0%}  [1%]  contingent  deferred  sales  charge is  deducted  for returns for the 1-year  period.  For Class N shares,  the {1.0%} [1%]  contingent deferred sales charge is deducted for returns for the  {life-of-class  periods as applicable.  }[one year period as  applicable.  Class N total returns may also be calculated  for the  periods  prior to  3/1/01  (the  inception  date for Class N shares),  based on the Fund‘s  Class A returns,  adjusted  to reflect  the higher
Class N 12b-1 fees.] There is no sales charge on Class Y shares.

            |_| Average  Annual Total Return.  The "average  annual total return"
of each class is an average annual  compounded  rate of return for each year in a specified  number  of  years.  It is the rate of  return  based on the  change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the  formula) to achieve an Ending  Redeemable
Value  ("ERV" in the  formula) of that  investment,  according  to the  following formula:

---------------------------------------------------------------------------------
                                [OBJECT OMITTED]
---------------------------------------------------------------------------------

|_|   [Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula)
of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n"
in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

                   - 1=  Average Annual Total Return (After Taxes on
ATVDR     1/n      Distributions and Redemption)
-----
  P

 -----------------------------------------------------------------------------

    Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                        For the Periods Ended 10/31/02

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

                               1-Year                    5-Year

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 -------------------------     -34.86%                  -25.74%
      After Taxes on
       Distributions

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 After Taxes on                   -21.23%               -19.90%
 Distributions and
 Redemption of Fund Shares

 -----------------------------------------------------------------------------

  1. Inception of Class A shares: 11/1/00]

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
            |_|  Cumulative   Total  Return.   The   "cumulative   total  return"
calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire  period of years.  Its  calculation  uses some of the same factors as average  annual  total  return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

---------------------------------------------------------------------------------
                                [OBJECT OMITTED]
---------------------------------------------------------------------------------

            |_|  Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an  average  annual  total  return "at net asset value"  (without  deducting sales charges) for Class A, Class B, Class C or Class
N  shares.  There is no sales  charge  on  Class Y  shares.  Each is based on the difference  in net  asset  value per  share at the  beginning  and the end of the
period  for  a  hypothetical   investment  in  that  class  of  shares   (without
considering  front-end  or  contingent  deferred  sales  charges)  and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------------

              [The Fund‘s Total Returns for the Periods Ended 10/31/02

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
]        Cumulative Total                   Average Annual Total Returns
Class    Returns (10 years or
of       Life of Class)
Shares
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                                       5-Year            10-Year
                                    1-Year       (or life-of-class)        (or
                                                                     life-of-class)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
         After       Without   After   Without   After    Without   After    Without
         Sales        Sales    Sales   Sales     Sales    Sales     Sales    Sales
         Charge      Charge    Charge   Charge    Charge  Charge     Charge   Charge
           (MOP)      (NAV)     (MOP)    (NAV)    (MOP)     (NAV)    (MOP)       (NAV)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class A  -44.78%1   -41.41%1   -34.86%  -30.89%  -25.69%   -23.45%    ]N/A     N/A

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class B  -44.74%1   -42.44%1   -34.93%  -31.50%  -25.66%   -24.13%    ]N/A     N/A

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class C             -42.35%1   -32.15%  -31.47%  -24.07%   -24.07%    ]N/A     N/A
         -42.35%1

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class N             -29.83%2   -31.77%  -31.08%  -19.15%   -19.15%    ]N/A     N/A
         -29.83%2

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class Y             -40.99%1   -30.58%  -30.58%  -23.18%              ]N/A     N/A
         -40.99%1                                           -23.18%

--------------------------------------------------------------------------------------

1.    Inception of Class A, Class B, Class C, and Class Y: 11/1/00.
2.    Inception of Class N: 3/01/01.

Other  Performance  Comparisons.  The Fund compares its  performance  annually to that of an  appropriate  broadly-based  market  index  in its  Annual  Report  to shareholders.  You can obtain that  information  by contacting the Transfer Agent at the  addresses or telephone  numbers  shown on the cover of this  Statement of
Additional  Information.  The Fund may also  compare its  performance  to that of other  investments,  including  other  mutual  funds,  or  use  rankings  of  its performance  by  independent  ranking  entities.  Examples  of these  performance comparisons are set forth below.

      |X| Lipper  Rankings.  From time to time the Fund may  publish  the ranking of the performance of its classes of shares by Lipper Analytical  Services,  Inc.
Lipper  is  a  widely-recognized  independent  mutual  fund  monitoring  service.
Lipper  monitors  performance of regulated  investment  companies,  including the
Fund,  and ranks  their  performance  for  various  periods  based on  investment styles.  The  Lipper  performance  rankings  are  based  on  total  returns  that include the reinvestment of capital gain  distributions  and income dividends but do not take sales  charges or taxes into  consideration.  Lipper  also  publishes
"peer-group"  indices of the  performance  of all mutual funds in a category that it  monitors  and  averages  of  the  performance  of  the  funds  in  particular categories.

      |X|  Morningstar  Ratings  {and  Rankings}.  From time to time the Fund may publish the star rating and ranking of the  performance  of its classes of shares
by   Morningstar,   Inc.,  an  independent   mutual  fund   monitoring   service.
Morningstar  rates  {and  ranks  mutual  funds  in broad  investment  categories:
domestic  stock  funds,   international  stock  funds,  taxable  bond  funds  and
municipal  bond  funds.  The  Fund  is  included  in  the  domestic  stock  funds category}  [mutual funds in their  specialized  market sector.  The Fund is rated among small growth companies].

      Morningstar proprietary star {rankings} [ratings] reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar {RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund‘s load-adjusted return for the same period, and then adjusting this excess return for risk} [Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund‘s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on
downward variations and rewarding consistent performance].   The top 10% of
funds in each {broad asset class} [category] receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars[,] and the bottom 10% receive 1 star.  [(Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)] The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
{Ratings} [Rating] metrics.

      The Fund may also compare its total  return  ranking to that of other funds in its  Morningstar  category,  in  addition  to its star  ratings.  Those  total return rankings are  percentages  from one percent to one hundred percent and are not risk adjusted.  For example, if a fund is in the 94th percentile,  that means that 94% of the funds in the same category performed better than it did.

      |X|   Performance   Rankings  and   Comparisons   by  Other   Entities  and
Publications.  From time to time the Fund may include in its  advertisements  and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such  as  The  New  York  Times,  The  Wall  Street  Journal,
Barron‘s,  or similar  publications.  That  information  may include  performance
quotations   from  other  sources,   including   Lipper  and   Morningstar.   The
performance  of the Fund‘s classes of shares may be compared in  publications  to the  performance of various market  indices or other  investments,  and averages, performance  rankings  or other  benchmarks  prepared by  recognized  mutual fund statistical services.

      Investors  may  also  wish to  compare  the  returns  on the  Fund‘s  share classes  to the  return on  fixed-income  investments  available  from  banks and
thrift   institutions.   Those   include   certificates   of  deposit,   ordinary
interest-paying  checking  and  savings  accounts,  and  other  forms of fixed or variable time deposits,  and various other  instruments  such as Treasury  bills.
However,  the Fund‘s  returns  and share price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate  daily,  while bank  depository obligations  may be insured by the FDIC and may  provide  fixed  rates of return.
Repayment of principal  and payment of interest on Treasury  securities is backed by the full faith and credit of the U.S. government.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation.
The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund‘s advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information  about the  performance  of certain  securities or  commodities markets or segments of those markets,
o     information   about  the   performance   of  the  economies  of  particular
   countries or regions,
o     the earnings of companies  included in segments of  particular  industries, sectors, securities markets, countries or regions,
o     the   availability  of  different  types  of  securities  or  offerings  of securities,
o     information  relating to the gross  national or gross  domestic  product of the United States or other countries or regions,
o     comparisons   of  various   market   sectors  or  indices  to   demonstrate
   performance, risk, or other characteristics of the Fund.

{ABOUT YOUR ACCOUNT} [ABOUT your account]

---------------------------------------------------------------------------------
                                How to Buy Shares
---------------------------------------------------------------------------------

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least {$25} [$50 and shareholders must invest at least $500 before an
                       ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases]. Shares will be purchased {two regular business days following} [on] the regular business day {you instruct} the Distributor [is instructed] to initiate the Automated Clearing House ("ACH") transfer to buy the shares.  {That instruction must be received prior to the close of The New
York Stock Exchange that day.} Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day {after the shares are purchased} [the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange]. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  [If
Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.]  The proceeds of ACH transfers are normally received by the Fund {3} [three] days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A{,} [and] Class B {and Class N} shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A{,} [and] Class B {and Class N} shares of the
            Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A{,} [and] Class B {and Class N} shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

{n} The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor {or the sub-distributor} and currently include the following {in addition to the Fund}:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
                                           {Oppenheimer  New York  Municipal  Fund
                                          Oppenheimer Capital  Appreciation Fund }
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
[Oppenheimer Capital Appreciation Fund    Oppenheimer New York Municipal Fund
]Oppenheimer Capital Preservation Fund    Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
                                          {Inc.  Oppenheimer  Concentrated  Growth
                                          Fund  Oppenheimer   Quest  Global  Value
Oppenheimer Champion Income Fund          Fund,} Inc.
                                          [Oppenheimer  Quest  Global  Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          ]Oppenheimer   Quest  Opportunity  Value
Oppenheimer Developing Markets Fund       Fund
Oppenheimer      {Developing     Markets}
[Disciplined Allocation] Fund             Oppenheimer Quest Value Fund, Inc.
Oppenheimer    {Disciplined   Allocation}
[Discovery] Fund                          Oppenheimer Real Asset Fund
 {Oppenheimer  Discovery Fund Oppenheimer
Rochester  National   Municipals  Fund  } Oppenheimer  {Senior Floating Rate Fund}
Oppenheimer Emerging Growth Fund          [Rochester National Municipals]
Oppenheimer Emerging Technologies Fund    [Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               ]Oppenheimer Small Cap Value Fund
 {Oppenheimer       Enterprise       Fund
Oppenheimer    Special   Value   Fund   }
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
 {Oppenheimer    Intermediate   Municipal
Fund    Oppenheimer    Value    Fund    }  {Limited-Term   New   York   Municipal}
Oppenheimer International Bond Fund       [Oppenheimer Value] Fund
                                           {Rochester       Fund       Municipals}
Oppenheimer International Growth Fund     [Limited-Term New York Municipal Fund]
Oppenheimer  International  Small Company
Fund                                      [Rochester Fund Municipals
                                          ]OSM1- Gartmore  Millennium  Growth Fund
Oppenheimer Limited-Term Government Fund  II
Oppenheimer Limited {-}Term  {Government}
[Municipal] Fund                          OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      [Fund]
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
                                          OSM1 - Salomon  Brothers  {Capital} [All
Oppenheimer MidCap Fund                   Cap] Fund
Oppenheimer Multiple Strategies Fund
 {  and}   [And]  the   following   money
market funds:[
]
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds [described above] except the money market funds
[and Oppenheimer Senior Floating Rate Fund]. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or
Class A and Class B shares of the Fund and other Oppenheimer funds during a
13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  [Letters of Intent do not consider Class C or Class N shares you purchase or may have purchased.]

      A Letter of Intent is an investor‘s statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the
"Letter of Intent period"). At the investor‘s request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor‘s intention to make the aggregate amount of purchases of shares which, when added to the investor‘s holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price
(including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor‘s purchases of shares within the Letter of
Intent period, when added to the value (at offering price) of the investor‘s holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow.  Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the {Application}
[application] used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing
Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the {commissions}
[concessions] previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of {commissions} [concessions] allowed or paid to the dealer over the amount of {commissions} [concessions] that apply to the actual amount of purchases.  The excess {commissions} [concessions] returned to the
Distributor will be used to purchase additional shares for the {investor‘s}
[investor‘s] account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor‘s receipt thereof.

      The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype  401(k)
plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of  Intent  entered  into by an  OppenheimerFunds  prototype  401(k)  plan is not purchased  by the plan by the end of the Letter of Intent  period,  there will be no  adjustment  of  {commissions}  [concessions]  paid  to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the
Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor‘s account.

      2. If the total minimum investment specified under the Letter is completed within the {thirteen} [13]-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the {thirteen} [13]-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the
Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    {5.} The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
            (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. {To} [As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can] establish an Asset
Builder Plan to {buy} [automatically purchase additional] shares directly from a bank account{, you must enclose a check (the minimum $25) for the initial purchase with your application} [for as little as $50. For those accounts established prior to November 1, 2002 and which have previously established
Asset Builder Plans, additional purchases will remain at $25]. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus.  Asset Builder
Plans are available only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the investment dates you selected on your
{Application} [application].  Neither the Distributor, the Transfer Agent nor
the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period
(approximately {15} [10] days) after receipt of your instructions to implement them.  The Fund reserves the right to amend, suspend{,} or discontinue offering
Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable {Investments}
[investments], then the retirement plan may purchase only Class B shares of the
Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class
A shares of the Fund when the plan‘s applicable investments reach $5 million.
[OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan‘s record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan‘s record keeper.]

Cancellation of Purchase Orders.  Cancellation of purchase orders for the
{Fund‘s} [Fund‘s] shares (for example, when a purchase check is returned to the
Fund unpaid) causes a loss to be incurred when the net asset {value} [values]
of the Fund‘s shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the
Fund for the loss, the Distributor will do so. The Fund may reimburse the
Distributor for that amount by redeeming shares from any account registered in that {investor‘s} [investor‘s] name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B, Class
C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class
B, Class C and Class N [shares] are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C {shares} and Class N [shares] have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of
Class A shares [at net asset value whether or not] subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on purchases of [Class A] shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs [(including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans],
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix {_}[B] to this
            Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o     [to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.]
1.
2.    The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or
            Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any
            IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class
            A shares of one or more Oppenheimer funds.
o
      [No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.]

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees‘ fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the {Fund‘s} [Fund‘s]
assets and are  not paid directly by shareholders.  However, those expenses reduce the net asset {value} [values] of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the {Fund‘s} [Fund‘s] share classes recognizes two types of expenses.  General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund‘s total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.
Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses[,] and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

[Account Fees. As stated in the Prospectus, a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National Securities
      Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying accounts annually on or about the second to last business day of September.  This annual fee is waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or
                                                  ------------------------
call 1.888.470.0862 for instructions.]

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of
The New York Stock Exchange [("the Exchange")] on each day that the Exchange is open. The calculation is done by dividing the value of the Fund‘s net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., {New York} [Eastern]
time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a {holiday). }[U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time."] The Exchange‘s most recent annual announcement (which is subject to change) states that it will close on New {Year‘s} [Year‘s] Day, Presidents‘
Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and
{U.S.} holidays) or after 4:00 P.M. on a regular business day. Because the
Fund‘s net asset values will not be calculated on those days, the Fund‘s net asset values per share may be significantly [affected] on such days when shareholders may not purchase or redeem shares. Additionally, trading on
European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The {New York Stock} Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The {New York Stock} Exchange, will not be reflected in the Fund‘s calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The Fund‘s Board of Trustees has established procedures for the valuation of the {Fund‘s} [Fund‘s] securities. In general those procedures are as follows:
o     {o} Equity securities traded on a U.S. securities exchange or on {NASDAQ}
[Nasdaq(R)] are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on {NASDAQ} [Nasdaq], as applicable, on that day,
               or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked"
               prices on the valuation date or, if not,  at the closing "bid"
               price on the valuation date.
o     {o} Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(3)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(4)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(5)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     {o} Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the {Fund‘s} [Fund‘s]
Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     {o} The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the {Fund‘s}
[Fund‘s] Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(6)   debt instruments that have a maturity of more than 397 days when issued,
(7)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(8)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     {o} The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(9)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(10)  debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     {o} Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board‘s procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid"
and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield{,} and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on {NASDAQ} [Nasdaq], as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on
{NASDAQ} [Nasdaq] on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on {NASDAQ} [Nasdaq] on the valuation date.  If the put, call or future is not traded on an exchange or on {NASDAQ}
[Nasdaq], it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund‘s Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the {Fund‘s} [Fund‘s] gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.
If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     {o} Class A shares purchased subject to an initial sales charge or Class
         A shares on which a contingent deferred sales charge was paid, or
o     {o} Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order.  The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class
C[, Class N] or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.{ In general gains and losses on the redemption of shares will be long-term capital gains or losses if the shares have been held for more than one year. Gains or losses on the redemption of shares will be short-term gains or losses if the shares have been held for one year or less.}  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the
Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the
Oppenheimer funds within 90 days of payment of the sales charge, the shareholder‘s basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

{In addition, if a shareholder realizes a loss on the redemption of the shares in the Fund and reinvests in shares in the Fund within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale"
rules, resulting in a postponement of the recognition of such loss for tax purposes. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

Payments "In Kind."} [Payments "In Kind".] The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund‘s Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the
Board may fix.  The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the
Prospectus under "How to Buy Shares" for the imposition of the Class B {or}[,]
Class C [and Class N] contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, [SEP-IRAs, SIMPLE IRAs,] 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner‘s awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund‘s other redemption requirements.

      Participants (other than self-employed {persons)} [plan sponsors)] in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The
Distributor is the Fund‘s agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The {New
York Stock} Exchange on a regular business day, it will be processed at that day‘s net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor‘s receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal
Plan payments transferred to the bank account designated on the {Account
Application} [account application] or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the {Account Application} [account application].  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class
A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C {and} [or] Class
N contingent deferred sales charge is waived as described in Appendix B to this
Statement of Additional Information {below)}[)].

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor.  When adopted, any amendments will automatically apply to existing
Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is {$25} [$50].
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional
Information.

Automatic  Withdrawal  Plans.  Fund shares will be redeemed as  necessary to meet withdrawal  payments.  Shares  acquired  without a sales  charge will be redeemed
first.   Shares   acquired   with   reinvested   dividends   and  capital   gains
distributions  will be redeemed  next,  followed by shares  acquired with a sales charge,  to the extent  necessary to make  withdrawal  payments.  Depending  upon the amount withdrawn,  the {investor‘s}  [investor‘s]  principal may be depleted.
Payments  made under these plans  should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor‘s Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer
Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent.  The
Planholder should allow at least two weeks‘ time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund.
In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the
Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes
[of shares] by calling the Distributor {at 1.800.525.7048}.

o     All of the Oppenheimer funds currently offer Class A, B {and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market
      Trust, Centennial Tax Exempt Trust, Centennial Government Trust,}[, C, N
      and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           ]Centennial New York Tax Exempt
                                              Trust{,} [
      ]Centennial California Tax Exempt       Centennial Tax Exempt Trust
      Trust{, and Centennial America Fund,
      L.P., which only offer Class A
      shares.} [
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New Jersey Municipal Fund   Limited Term New York Municipal
                                              Fund
      Oppenheimer New York Municipal Fund     Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer Multiple Strategies
                                              Fund
      Oppenheimer Cash Reserves               Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Champion Income Fund        Oppenheimer New York Municipal Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Disciplined Allocation Fund Oppenheimer Quest Capital Value
                                              Fund, Inc.
      Oppenheimer Developing Markets Fund     Oppenheimer Quest Global Value
                                              Fund, Inc.
      Oppenheimer Gold & Special Minerals     Oppenheimer Rochester National
      Fund                                    Municipals
      Oppenheimer International Bond Fund     Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer International Growth Fund   Oppenheimer Small Cap Value Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.]
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     {Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the
      Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.}Class M shares of Oppenheimer Convertible
      Securities Fund may be exchanged only for Class A shares of other
      Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer
      Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of
      Class M shares.
o     Class X shares of Limited Term New York Municipal Fund {can} [may] be
      exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves
      or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
      Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
      Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o     {If any Class A shares of another Oppenheimer fund that are exchanged for
      Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of
      Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class
      A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of
      Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.Class A, Class B, Class C and Class Y}
      Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and
      Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other
      Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor‘s dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer
      Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 {days} [days‘] notice prior to materially amending or terminating the exchange privilege. That 60 {-}day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge{. However, when Class A shares }[, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
   National Municipals and Rochester Fund Municipals)] acquired by exchange of
   Class A shares of {other} [any] Oppenheimer {funds} [fund] purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months
   {of} [measured from] the {end} [beginning] of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     {The Class B contingent deferred sales charge is imposed on Class B shares }[When Class A shares of Rochester National Municipals and Rochester
   Fund Municipals] acquired by exchange {if they} [of Class A shares of any
   Oppenheimer fund purchased subject to a Class A contingent deferred sales charge] are redeemed within {6 years} [24 months of the beginning of the calendar month] of the initial purchase of the exchanged Class {B} [A]
   shares{. The}[, the] Class {C} [A] contingent deferred sales charge is imposed on {Class C shares acquired by exchange if they are redeemed within
   12 months of the initial purchase of the exchanged Class C shares. The Class
   N} [the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for
   Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
   Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer
   Senior Floating Rate Fund acquired in the exchange. The Class A shares of
   Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior
   Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
   Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B] contingent deferred sales charge is imposed on Class {N} [B] shares acquired by exchange if they are redeemed within {18 months} [six years] of the initial purchase of the exchanged Class {N shares or the plan‘s} [B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the] initial purchase of the exchanged Class {N shares.} [C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
   is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan‘s first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class
   N shares are redeemed within 18 months of the plan‘s first purchase of Class
   N shares of any Oppenheimer fund.]

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or {the} Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. [

      ]Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a {Prospectus} [prospectus] of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing  Exchange  Requests.  Shares  to be  exchanged  are  redeemed  on  the regular  business day the Transfer Agent  receives an exchange  request in proper form (the "Redemption  Date").  [Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such  purchases may be delayed by either fund up to five  business days if it  determines  that it would be  disadvantaged by an  immediate  transfer of the  redemption  proceeds.]  The Fund  reserves the right, in its discretion,  to refuse any exchange  request that may  disadvantage
it. For  example,  if the receipt of  multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.  [

      ]When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the
Fund‘s portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class
Y shares. That is because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by [
]checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the
Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the
Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the {Fund‘s} [Fund‘s] Dividends, Distributions and Redemptions of
Shares.  The federal tax treatment of the Fund‘s dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax {advisors}
[advisers] with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

{n} Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses {and net short-term capital gain in excess of long-term capital loss)}[)] and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax). [

      ]The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.
Distributions by the Fund made during the taxable year or, under specified circumstances, within {twelve} [12] months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company‘s principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund‘s taxable year, at least 50% of the value of the Fund‘s assets must consist of cash and cash items [(including receivables)], U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund‘s total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

{n} Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

{n}  Taxation  of  Fund   Distributions.   The  Fund   anticipates   distributing
substantially  all of its  investment  company  taxable  income for each  taxable year.  Those  distributions  will be taxable to  shareholders  as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund‘s dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund‘s dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.
{ Since it is anticipated that most of the Fund‘s income will be derived from interest it receives on its investments, the Fund does not anticipate that its distributions will qualify for this deduction.}

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as [a] long-term capital gain{. It does not} [and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no] matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, {it is expected that} the Fund {also} will {elect}
[provide] to {have} shareholders of record on the last day of its taxable year
{treated as if each received a distribution of} [information regarding] their pro rata share of {such} [the] gain [and tax paid]. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder‘s tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below.
Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the
Fund‘s investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold {and remit to the
U.S. Treasury 31%} [30% (29% for payments after December 31, 2003)] of ordinary income dividends {and}[,] capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct{, certified} taxpayer identification number [or to properly certify
--------------------
that number when required], (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3)
who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). [All income and any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in January of each year.

]{n} Tax Effects of  Redemptions  of Shares.  If a  shareholder  redeems all or a portion of his/her shares,  the shareholder  will recognize a gain or loss on the redeemed  shares in an amount  equal to the  difference  between the  proceeds of the  redeemed  shares and the  shareholder‘s  adjusted  tax basis in the  shares.
All or a portion of any loss  recognized  in that manner may be disallowed if the shareholder  purchases  other  shares of the Fund  within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the
Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

{n} Foreign Shareholders.  {Taxation} [Under U.S. tax law, taxation] of a shareholder who {under United States law is }[is a foreign person (to include, but not limited to,] a nonresident alien individual, [a] foreign trust {or}[, a foreign] estate, [a] foreign corporation, or [a] foreign partnership[)
primarily] depends on whether the {shareholder‘s} [foreign person‘s] income from the Fund is effectively connected with [the conduct of] a U.S. trade or business {carried on by such shareholder.}[. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected"
income.]

      {If the income from the Fund is not} [Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of
Foreign Status. The tax rate may be reduced if the foreign person‘s country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are] effectively connected
                                                     ----
with [the conduct of] a U.S. trade or business {carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S. withholding tax. The rate of the tax depends on a number of factors. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then}[, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29%
for payments after December 31, 2003) on] ordinary income dividends, capital
[gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.] {gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of a foreign non-corporate shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate)
unless the shareholder furnishes the Fund with proper notification of their foreign status.}

      The tax consequences to {a} foreign {shareholder} [persons] entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors [or the U.S. Internal Revenue Service] with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of {foreign taxes} [the U.S. withholding taxes described above].

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash
Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund‘s shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund‘s
Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund‘s Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund‘s shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. {The Bank of New York} [Citibank, N.A.] is the custodian of the
Fund‘s assets. The custodian‘s responsibilities include safeguarding and controlling the Fund‘s portfolio securities and handling the delivery of such securities to and from the Fund.  It {will be} [is] the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund‘s cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG {LLP ARE} [LLP is] the independent auditors of the
Fund. They audit the Fund‘s financial statements and perform other related audit services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS‘ REPORT

--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of Oppenheimer Emerging Growth Fund:
We have audited the accompanying statement of assets and liabilities of
Oppenheimer Emerging Growth Fund, including the statement of investments, as of
October 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights
for the year then ended and the period from November 1, 2000 (inception of offering) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund‘s management. Our responsibility is to express an opinion on these financial statements and financial highlights
based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to
above present fairly, in all material respects, the financial position of
Oppenheimer Emerging Growth Fund as of October 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from November 1,
2000 (inception of offering) to October 31, 2001, in conformity with accounting
principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 November 21, 2002

STATEMENT OF INVESTMENTS  October 31, 2002

                                                                    Market
Value
                                                          Shares      See
Note 1
--------------------------------------------------------------------------------
 Common Stocks--94.9%
--------------------------------------------------------------------------------
 Consumer Discretionary--15.2%
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.7%
 Alliance Gaming
 Corp. 1                                                  10,000     $
167,600
--------------------------------------------------------------------------------
 Panera Bread Co.,
 Cl. A 1                                                  12,000
390,000

-----------

557,600

--------------------------------------------------------------------------------
 Household Durables--1.4%
 Beazer Homes USA, Inc. 1                                  3,100
203,763
--------------------------------------------------------------------------------
 Meritage Corp. 1                                          6,300
252,000

-----------

455,763

--------------------------------------------------------------------------------
 Internet & Catalog Retail--0.7%
 J. Jill Group, Inc. 1                                    10,000
215,600
--------------------------------------------------------------------------------
 Leisure Equipment & Products--1.3%
 Action Performance
 Cos., Inc.                                               20,300
418,992
--------------------------------------------------------------------------------
 Media--2.0%
 Lin TV Corp. 1                                            7,000
144,410
--------------------------------------------------------------------------------
 Radio One, Inc.,
 Cl. D 1                                                  30,100
502,068

-----------

646,478

--------------------------------------------------------------------------------
 Multiline Retail--1.5%
 Fred‘s, Inc.                                             17,000
463,947
--------------------------------------------------------------------------------
 Specialty Retail--6.6%
 Aaron Rents, Inc.                                        15,000
323,250
--------------------------------------------------------------------------------
 Electronics Boutique
 Holdings Corp. 1                                         11,400
287,291
--------------------------------------------------------------------------------
 GameStop Corp. 1                                         25,600
458,240
--------------------------------------------------------------------------------
 Hollywood
 Entertainment
 Corp. 1                                                  21,600
424,656
--------------------------------------------------------------------------------
 Too, Inc. 1                                              13,000
328,900
--------------------------------------------------------------------------------
 Urban Outfitters,
 Inc. 1                                                   11,000
264,220

-----------

2,086,557

--------------------------------------------------------------------------------
 Consumer Staples--0.7%
--------------------------------------------------------------------------------
 Food Products--0.7%
 Horizon Organic
 Holding Corp. 1                                          15,000
237,915

                                                                    Market
Value
                                                          Shares      See
Note 1
--------------------------------------------------------------------------------
 Energy--0.8%
--------------------------------------------------------------------------------
 Oil & Gas--0.8%
 Spinnaker
 Exploration Co. 1                                        13,000     $
250,250
--------------------------------------------------------------------------------
 Financials--5.0%
--------------------------------------------------------------------------------
 Banks--1.8%
 R&G Financial Corp.,
 Cl. B                                                    14,200
339,238
--------------------------------------------------------------------------------
 W Holding Co., Inc.                                      13,000
231,010

-----------

570,248

--------------------------------------------------------------------------------
 Diversified Financials--2.0%
 American Capital
 Strategies Ltd.                                          14,100
277,206
--------------------------------------------------------------------------------
 iDine Rewards
 Network, Inc. 1                                          38,900
350,100

-----------

627,306

--------------------------------------------------------------------------------
 Real Estate--1.2%
 Annaly Mortgage
 Management, Inc.                                         21,700
380,401
--------------------------------------------------------------------------------
 Health Care--24.0%
--------------------------------------------------------------------------------
 Biotechnology--4.2%
 Amylin
 Pharmaceuticals,
 Inc. 1                                                    9,000
156,420
--------------------------------------------------------------------------------
 Cepheid, Inc. 1                                          53,700
266,298
--------------------------------------------------------------------------------
 Myriad
 Genetics, Inc. 1                                         14,300
258,258
--------------------------------------------------------------------------------
 Nuerocrine
 Biosciences, Inc. 1                                      14,700
660,030

-----------

1,341,006

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--4.7%
 Advanced
 Neuromodulation
 Systems, Inc. 1                                          12,000
365,880
--------------------------------------------------------------------------------
 Biosite, Inc. 1                                          14,000
404,320
--------------------------------------------------------------------------------
 SurModics, Inc. 1                                        21,500
735,730

-----------

1,505,930

--------------------------------------------------------------------------------
 Health Care Providers & Services--8.7%
 Accredo
 Health, Inc. 1                                           12,500
578,500
--------------------------------------------------------------------------------
 AmSurg Corp. 1                                            8,000
222,880
--------------------------------------------------------------------------------
 CTI Molecular
 Imaging, Inc. 1                                          12,800
289,024

13 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Continued

                                                                    Market
Value
                                                          Shares      See
Note 1
--------------------------------------------------------------------------------
 Health Care Providers & Services Continued
 Dianon Systems, Inc. 1                                    6,200     $
248,000
--------------------------------------------------------------------------------
 First Horizon
 Pharmaceutical
 Corp. 1                                                 101,150
371,221
--------------------------------------------------------------------------------
 LabOne, Inc. 1                                           19,300
336,399
--------------------------------------------------------------------------------
 LifePoint
 Hospitals, Inc. 1                                        10,700
335,445
--------------------------------------------------------------------------------
 United Surgical
 Partners
 International, Inc. 1                                    18,800
373,368

-----------

2,754,837

--------------------------------------------------------------------------------
 Pharmaceuticals--6.4%
 Eon Labs, Inc. 1                                         22,900
515,937
--------------------------------------------------------------------------------
 NPS Pharmaceuticals,
 Inc. 1                                                   20,800
540,384
--------------------------------------------------------------------------------
 Pharmaceutical
 Resources, Inc. 1                                         9,000
212,130
--------------------------------------------------------------------------------
 Scios-Nova, Inc. 1                                       12,000
346,320
--------------------------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd. 1                                        12,000
417,000

-----------

2,031,771

--------------------------------------------------------------------------------
 Industrials--7.8%
--------------------------------------------------------------------------------
 Aerospace & Defense--0.7%
 Aeroflex, Inc. 1                                         36,700
212,493
--------------------------------------------------------------------------------
 Commercial Services & Supplies--7.0%
 Coinstar, Inc. 1                                         13,000
389,870
--------------------------------------------------------------------------------
 Corinthian
 Colleges, Inc. 1                                         15,000
568,500
--------------------------------------------------------------------------------
 FTI Consulting,
 Inc. 1                                                   10,000
416,000
--------------------------------------------------------------------------------
 Stericycle, Inc. 1                                       11,800
392,940
--------------------------------------------------------------------------------
 University of
 Phoenix Online 1                                         14,600
454,060

-----------

2,221,370

--------------------------------------------------------------------------------
 Road & Rail--0.1%
 SCS Transportation,
 Inc. 1                                                    4,000
36,400
--------------------------------------------------------------------------------
 Information Technology--41.4%
--------------------------------------------------------------------------------
 Communications Equipment--4.5%
 Brocade
 Communications
 Systems, Inc. 1                                          39,000
267,930
--------------------------------------------------------------------------------
 ECtel Ltd. 1                                             24,300
192,481

                                                                    Market
Value
                                                          Shares      See
Note 1
--------------------------------------------------------------------------------
 Communications Equipment Continued
 Emulex Corp. 1                                           12,100     $
217,195
--------------------------------------------------------------------------------
 McDATA Corp.,
 Cl. B 1                                                  32,000
212,800
--------------------------------------------------------------------------------
 NetScreen
 Technologies, Inc. 1                                     20,000
263,400
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                        16,900
288,652

-----------

1,442,458

--------------------------------------------------------------------------------
 Computers & Peripherals--6.3%
 ATI Technologies,
 Inc. 1                                                   55,000
353,100
--------------------------------------------------------------------------------
 Drexler Technology

 Corp. 1                                                  11,700
211,419
--------------------------------------------------------------------------------
 Imation Corp. 1                                           6,000
245,520
--------------------------------------------------------------------------------
 Lexar Media, Inc. 1                                     122,500
487,550
--------------------------------------------------------------------------------
 SanDisk Corp. 1                                          15,200
300,504
--------------------------------------------------------------------------------
 Synaptics, Inc. 1                                        40,000
244,440
--------------------------------------------------------------------------------
 Western Digital
 Corp. 1                                                  27,000
167,130

-----------

2,009,663

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--4.3%
 Kopin Corp. 1                                            66,600
247,086
--------------------------------------------------------------------------------
 OmniVision

 Technologies, Inc. 1                                     33,000
373,560
--------------------------------------------------------------------------------
 OSI Systems, Inc. 1                                      18,500
295,815
--------------------------------------------------------------------------------
 Virage Logic Corp. 1                                     40,100
452,689

-----------

1,369,150

--------------------------------------------------------------------------------
 Internet Software & Services--4.7%
 Internet Security
 Systems, Inc. 1                                          27,600
509,496
--------------------------------------------------------------------------------
 j2 Global
 Communications,
 Inc. 1                                                   10,000
274,300
--------------------------------------------------------------------------------
 MatrixOne, Inc. 1                                        35,000
92,050
--------------------------------------------------------------------------------
 Overture
 Services, Inc. 1                                         12,000
330,360
--------------------------------------------------------------------------------
 SupportSoft, Inc. 1                                      72,600
275,880

-----------

1,482,086

--------------------------------------------------------------------------------
 IT Consulting & Services--2.3%
 Anteon
 International Corp. 1                                    13,000
299,000
--------------------------------------------------------------------------------
 Cognizant Technology
 Solutions Corp. 1                                         3,400
224,978

14 | OPPENHEIMER EMERGING GROWTH FUND

                                                                    Market
Value
                                                          Shares      See
Note 1
--------------------------------------------------------------------------------
 IT Consulting & Services Continued
 Syntel, Inc. 1                                           12,000     $
220,308

-----------

744,286

--------------------------------------------------------------------------------
 Semiconductor Equipment & Products--15.7%
 ASM International
 NV 1                                                     20,000
254,000
--------------------------------------------------------------------------------
 ChipPAC, Inc. 1                                         178,200
472,408
--------------------------------------------------------------------------------
 Cree, Inc. 1                                             30,100
519,225
--------------------------------------------------------------------------------
 Exar Corp. 1                                             14,600
183,960
--------------------------------------------------------------------------------
 Integrated Circuit
 Systems, Inc. 1                                          28,600
584,584
--------------------------------------------------------------------------------
 O2Micro
 International Ltd. 1                                     35,900
307,986
--------------------------------------------------------------------------------
 QLogic Corp. 1                                           12,000
417,720
--------------------------------------------------------------------------------
 Silicon Image, Inc. 1                                   108,100
484,288
--------------------------------------------------------------------------------
 Silicon Laboratories,
 Inc. 1                                                   13,500
287,415
--------------------------------------------------------------------------------
 Skyworks Solutions,
 Inc. 1                                                  120,100
852,710
--------------------------------------------------------------------------------
 Zoran Corp. 1                                            42,100
631,079

-----------

4,995,375

--------------------------------------------------------------------------------
 Software--3.6%
 Citrix Systems, Inc. 1                                   30,000
226,500
--------------------------------------------------------------------------------
 Macromedia, Inc. 1                                       27,000
302,670
--------------------------------------------------------------------------------
 NetIQ Corp. 1                                            27,600
389,436
--------------------------------------------------------------------------------
 Precise Software
 Solutions Ltd. 1                                         20,000
232,000

-----------

1,150,606

-----------
 Total Common Stocks
 (Cost $32,518,548)
30,208,488

                                                       Principal   Market
Value
                                                          Amount     See Note
1
-------------------------------------------------------------------------------
 Joint Repurchase Agreements--6.2%
 Undivided interest of 0.53% in joint repurchase
 agreement (Market Value $371,794,000) with
 Banc One Capital Markets, Inc., 1.85%, dated
 10/31/02, to be repurchased at $1,966,101 on
 11/1/02, collateralized by U.S. Treasury Nts.,
 3.25%, 12/31/03, with a value of $136,423,268,
 U.S. Treasury Bonds, 2.125%, 10/31/04, with a
 value of $145,203,510 and U.S. Treasury Bills,
 12/26/02, with a value of $97,874,253
 (Cost $1,966,000)                                    $1,966,000
$1,966,000

-------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $34,484,548)                                        101.1%
32,174,488
-------------------------------------------------------------------------------
 Liabilities
 in Excess of
 Other Assets                                               (1.1)
(340,960)

--------------------
 Net Assets                                                100.0%
$31,833,528

====================

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

15 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2002

-------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $34,484,548)--
   see accompanying statement                                      $32,174,488
-------------------------------------------------------------------------------
 Cash                                                                   73,748
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                      433,917
 Shares of beneficial interest sold                                     45,055
 Interest and dividends                                                    339
 Other                                                                     509

------------
 Total assets                                                       32,728,056

-------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                 676,693
 Shares of beneficial interest redeemed                                146,596
 Shareholder reports                                                    17,645
 Transfer and shareholder servicing agent fees                          16,124
 Distribution and service plan fees                                      3,054
 Trustees‘ compensation                                                    902
 Other                                                                  33,514

------------
 Total liabilities                                                     894,528

-------------------------------------------------------------------------------
 Net Assets                                                        $31,833,528

============

-------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                   $49,286,864
-------------------------------------------------------------------------------
 Accumulated net investment loss
(830)
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions
(15,142,446)
-------------------------------------------------------------------------------
 Net unrealized depreciation on investments
(2,310,060)

------------
 Net Assets                                                        $31,833,528

============

16 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $19,309,912 and 3,304,633 shares of beneficial
 interest outstanding)
$5.84
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)
$6.20
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,394,726 and 1,113,948 shares of beneficial
 interest outstanding)
$5.74
--------------------------------------------------------------------------------
Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,877,059 and 848,561 shares of beneficial interest outstanding)
$5.75
--------------------------------------------------------------------------------
Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $594,336 and 102,326 shares of beneficial interest outstanding)
$5.81
--------------------------------------------------------------------------------
Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $657,495 and 111,795 shares of beneficial interest outstanding)
$5.88

 See accompanying Notes to Financial Statements.

17 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2002

--------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $1,046)            $
122,116
--------------------------------------------------------------------------------
 Interest
29,901

-------------
 Total investment income
152,017

--------------------------------------------------------------------------------
 Expenses

 Management fees
354,678
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
43,961
 Class B
69,723
 Class C
30,539
 Class N
2,054
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
99,878
 Class B
33,546
 Class C
14,008
 Class N
1,732
 Class Y
1,192
--------------------------------------------------------------------------------
 Shareholder reports
50,605
--------------------------------------------------------------------------------
 Legal, auditing and other professional fees
30,194
--------------------------------------------------------------------------------
 Trustees‘ compensation
1,860
--------------------------------------------------------------------------------
 Custodian fees and expenses
1,797
--------------------------------------------------------------------------------
 Other
8,449

-------------
 Total expenses
744,216
 Less reduction to custodian expenses
(388)
 Less voluntary waiver of transfer and shareholder servicing agent fees
   --Classes A, B, C and N
(25,860)
 Less voluntary waiver of transfer and shareholder servicing agent fees
   --Class Y
(1,019)

-------------
 Net expenses
716,949

--------------------------------------------------------------------------------
 Net Investment Loss
(564,932)

--------------------------------------------------------------------------------
 Realized and Unrealized Loss

 Net realized loss on investments
(10,327,183)
--------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments
(4,009,696)

-------------
 Net realized and unrealized loss
(14,336,879)

--------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations
$(14,901,811)

=============

 See accompanying Notes to Financial Statements.

18 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended October 31,                                         2002
2001 1
------------------------------------------------------------------------------------

 Operations
------------------------------------------------------------------------------------
 Net investment loss                                    $   (564,932)  $
(154,598)
------------------------------------------------------------------------------------
 Net realized loss                                       (10,327,183)
(4,815,263)
------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     (4,009,696)
1,699,636

----------------------------
 Net decrease in net assets resulting from operations    (14,901,811)
(3,270,225)

------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                          --
(43,026)
 Class B                                                          --
(2,238)
 Class C                                                          --
(919)
 Class N
--            --
 Class Y
--            (4)

------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                   9,052,385
23,174,455
 Class B                                                   5,795,703
4,127,837
 Class C                                                   3,538,108
2,516,150
 Class N                                                     794,048
35,869
 Class Y                                                     675,716
238,480

------------------------------------------------------------------------------------
 Net Assets

 Total increase                                            4,954,149
26,776,379
------------------------------------------------------------------------------------
 Beginning of period                                      26,879,379
103,000 2

---------------------------
 End of period [including accumulated net investment
 losses of $830 and $411, respectively]                  $31,833,528
$26,879,379

===========================

1. For the period from November 1, 2000 (inception of offering) to October 31,
2001.
2. Reflects the value of the Manager‘s initial seed money investment at
October
18, 2000.

See accompanying Notes to Financial Statements.

19 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

  Class A     Year Ended October 31                             2002
2001 1
------------------------------------------------------------------------------------

 Per Share Operating Data
------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $8.45
$10.00
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.10)
(.03)
 Net realized and unrealized loss                              (2.51)
(1.49)

--------------------
 Total from investment operations                              (2.61)
(1.52)
------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --
(.03)
------------------------------------------------------------------------------------
 Net asset value, end of period                                $5.84
$8.45

=====================

------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           (30.89)%
(15.22)%

------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                    $19,310
$20,392
------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $24,497
$16,941
------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (1.35)%
(0.57)%
 Expenses                                                       1.85%
1.58%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                                             1.78%
1.58%
------------------------------------------------------------------------------------
 Portfolio turnover rate
263%          214%

1. For the period from November 1, 2000 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER EMERGING GROWTH FUND

  Class B     Year Ended October 31                             2002
2001 1
------------------------------------------------------------------------------------

 Per Share Operating Data
------------------------------------------------------------------------------------
 Net asset value, beginning of period                          $8.38
$10.00
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.12)
(.07)
 Net realized and unrealized loss                              (2.52)
(1.52)

---------------------
 Total from investment operations                              (2.64)
(1.59)
------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --
(.03)
------------------------------------------------------------------------------------
 Net asset value, end of period                                $5.74
$8.38

=====================

------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           (31.50)%
(15.96)%

------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                     $6,395
$3,866
------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $6,979
$2,256
------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (2.22)%
(1.78)%
 Expenses                                                       2.74%
2.47%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                                             2.67%
2.47%
------------------------------------------------------------------------------------
 Portfolio turnover rate
263%          214%

1. For the period from November 1, 2000 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

  Class C     Year Ended October 31                             2002
2001 1
-------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                          $8.39
$10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                            (.08)
(.04)
 Net realized and unrealized loss                              (2.56)
(1.54)

----------------------
 Total from investment operations                              (2.64)
(1.58)
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --
(.03)
-------------------------------------------------------------------------------------
 Net asset value, end of period                                $5.75
$8.39

======================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           (31.47)%
(15.88)%

-------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                     $4,877
$2,356
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $3,061
$1,022
-------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (2.25)%
(1.76)%
 Expenses                                                       2.72%
2.46%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                                             2.65%
2.46%
-------------------------------------------------------------------------------------
 Portfolio turnover rate
263%          214%

1. For the period from November 1, 2000 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

22 | OPPENHEIMER EMERGING GROWTH FUND

  Class N     Year Ended October 31                             2002
2001 1
------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                          $8.43
$8.28
------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment loss                                            (.08)
(.05)
 Net realized and unrealized gain (loss)
(2.54)          .20

---------------------
 Total from investment operations
(2.62)          .15
------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
--            --
------------------------------------------------------------------------------------
 Net asset value, end of period                                $5.81
$8.43

=====================

------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           (31.08)%
1.81%

------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)
$594           $34
------------------------------------------------------------------------------------
 Average net assets (in thousands)
$412           $16
------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (1.63)%
(1.69)%
 Expenses                                                       2.18%
2.03%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                                             2.11%
2.03%
------------------------------------------------------------------------------------
 Portfolio turnover rate
263%          214%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

23 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

  Class Y     Year Ended October 31                             2002
2001 1
------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                         $ 8.47
$10.00
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)
(.08)          .02
 Net realized and unrealized loss                              (2.51)
(1.51)

---------------------
 Total from investment operations                              (2.59)
(1.49)
------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --
(.04)
------------------------------------------------------------------------------------
 Net asset value, end of period                                $5.88
$8.47

=====================

------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           (30.58)%
(14.99)%

------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                       $657
$232
------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $532
$ 30
------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                           (0.84)%
(0.97)%
 Expenses                                                       1.48%
3.87%
 Expenses, net of voluntary waiver of
 transfer agent fees and/or reduction to
 custodian expenses                                             1.29%
1.28%
------------------------------------------------------------------------------------
 Portfolio turnover rate
263%          214%

1. For the period from November 1, 2000 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

24 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Emerging Growth Fund (the Fund) is an open-end management investment
company registered under the Investment Company Act of 1940, as amended. The
Fund‘s investment objective is to seek capital appreciation. The Fund‘s investment advisor is OppenheimerFunds, Inc. (the Manager).

   The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class
B
shares will automatically convert to Class A shares six years after the date of
purchase.

   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges
or
other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund‘s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued
primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
Manager, may transfer uninvested cash balances into one or more joint repurchase
agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to
each class of shares

25 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
based upon the relative proportion of net assets represented by such class.
Operating expenses directly attributable to a specific class are charged against
the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
Therefore, no federal income or excise tax provision is required.

   During the fiscal year ended October 31, 2002, the Fund did not utilize any capital loss carryforward.

As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2009       $ 4,313,838
                              2010        10,396,300
                                         -----------
                              Total      $14,710,138
                                         ===========

--------------------------------------------------------------------------------
Trustees‘ Compensation. The Fund has adopted a nonfunded retirement plan for the
Fund‘s independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
October
31, 2002, the Fund‘s projected benefit obligations were increased by $419 resulting in an accumulated liability of $830 as of October 31, 2002.

   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a
portion of annual compensation they are entitled to receive from the Fund.
Under
the plan, the compensation deferred is invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid
to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees‘ fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund‘s assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized
gain was recorded by the Fund.

26 | OPPENHEIMER EMERGING GROWTH FUND

   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $564,513. Accumulated net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

The tax character of distributions paid during the year ended October 31, 2002 and year ended October 31, 2001 was as follows:

                                   Year Ended          Year Ended
                             October 31, 2002    October 31, 2001
                 ------------------------------------------------
                 Distributions paid from:
                 Ordinary income         $--              $46,187
                 Long-term capital gain   --                   --
                 Return of capital        --                   --
                                         ------------------------
                 Total                   $--              $46,187
                                         ========================

As of October 31, 2002, the components of distributable earnings on a tax basis
were as follows:

                 Accumulated net investment loss    $       (830)
                 Accumulated net realized loss       (15,142,446)
                 Net unrealized depreciation          (2,310,060)
                                                    -------------
                 Total                              $(17,453,336)
                                                    =============

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization
of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of
assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

27 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 Year Ended October 31, 2002           Year
Ended October 31, 2001 1
                                  Shares              Amount
Shares                 Amount
-----------------------------------------------------------------------------------------------------

 Class A
 Sold                          3,152,945         $26,194,011
3,140,502            $29,588,885
 Dividends and/or
 distributions reinvested             --                  --
1,123                 10,817
 Redeemed                     (2,260,696)        (17,141,626)
(739,241)            (6,425,247)

-----------------------------------------------------------------------
 Net increase                    892,249         $ 9,052,385
2,402,384            $23,174,455

=======================================================================

-----------------------------------------------------------------------------------------------------
 Class B
 Sold                          1,439,747         $11,365,085
673,177            $ 5,993,055
 Dividends and/or
 distributions reinvested             --                  --
229                  2,205
 Redeemed                       (787,181)         (5,569,382)
(212,124)            (1,867,423)

-----------------------------------------------------------------------
 Net increase                    652,566         $ 5,795,703
461,282            $ 4,127,837

=======================================================================

-----------------------------------------------------------------------------------------------------
 Class C
 Sold                          1,063,885         $ 7,600,986
316,845            $ 2,842,900
 Dividends and/or
 distributions reinvested             --                  --
94                    910
 Redeemed                       (496,262)         (4,062,878)
(36,101)              (327,660)

-----------------------------------------------------------------------
 Net increase                    567,623         $ 3,538,108
280,838            $ 2,516,150

=======================================================================

-----------------------------------------------------------------------------------------------------
 Class N
 Sold                            196,949         $ 1,522,929
4,002            $    35,879
 Dividends and/or
 distributions reinvested             --                  --
--                     --
 Redeemed                        (98,624)           (728,881)
(1)                   (10)

-----------------------------------------------------------------------
 Net increase                     98,325         $   794,048
4,001            $    35,869

=======================================================================

-----------------------------------------------------------------------------------------------------
 Class Y
 Sold                            129,755         $ 1,009,456
27,300            $   238,662
 Dividends and/or
 distributions reinvested             --                  --
--                     --
 Redeemed                        (45,335)           (333,740)
(25)                  (182)

-----------------------------------------------------------------------
 Net increase                     84,420         $   675,716
27,275            $   238,480

=======================================================================

1. For the twelve-month period November 1, 2000 (inception of offering) to
October 31, 2001, for Class A, B, C and Y shares and for the period from March
1, 2001 (inception of offering) to October 31, 2001, for Class N shares.

28 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2002, were
$108,949,537 and $88,207,240, respectively.

As of October 31, 2002, unrealized appreciation (depreciation) based on cost of
securities for federal income tax purposes of $34,916,856 was composed of:

                     Gross unrealized appreciation  $ 2,024,249
                     Gross unrealized depreciation   (4,766,617)
                                                    ------------
                     Net unrealized depreciation    $(2,742,368)
                                                    ============

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments
in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $500 million of average annual net assets;
0.90% of the next $500 million; and 0.85% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a $19.75 per account fee.

   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets
of less than $10 million and $10,000 for assets of $10 million or more. The
Class Y shares are subject to the minimum fees in the event that the per account
fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

   OFS has voluntarily agreed to limit transfer and shareholder servicing agent
fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. Beginning November 1, 2002, transfer agent fees for Class Y shares are limited to 0.35% of the Fund‘s average daily net assets. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor‘s
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
Distributor)
acts as the Fund‘s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

29 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period
indicated.

                  Aggregate        Class A    Concessions    Concessions
Concessions    Concessions
                  Front-End      Front-End     on Class A     on Class B
on Class C     on Class N
              Sales Charges  Sales Charges         Shares
Shares         Shares         Shares
                 on Class A    Retained by    Advanced by    Advanced by
Advanced by    Advanced by
 Year Ended          Shares    Distributor  Distributor 1  Distributor 1
Distributor 1  Distributor 1
------------------------------------------------------------------------------------------------------

 October 31, 2002  $137,256        $40,503         $3,422
$128,561        $21,089         $7,860

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own
resources at the time of sale.

                          Class A        Class B        Class C        Class N
                       Contingent     Contingent     Contingent     Contingent
                         Deferred       Deferred       Deferred       Deferred
                    Sales Charges  Sales Charges  Sales Charges  Sales Charges
                      Retained by    Retained by    Retained by    Retained by
 Year Ended           Distributor    Distributor    Distributor    Distributor
------------------------------------------------------------------------------
 October 31, 2002            $236        $35,622           $904         $1,127

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for
Class A
shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended October 31, 2002, payments under
the Class A Plan totaled $43,961, all of which were paid by the Distributor to recipients, and included $2,529 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year
under each plan.

Distribution fees paid to the Distributor for the year ended October 31, 2002, were as follows:

Distributor‘s

Distributor‘s                  Aggregate

Aggregate               Unreimbursed

Unreimbursed              Expenses as %
                        Total Payments         Amount Retained
Expenses              of Net Assets
                            Under Plan          by Distributor
Under Plan                   of Class
--------------------------------------------------------------------------------------------------------------

 Class B Plan                  $69,723                 $59,179
$144,916                      2.27%
 Class C Plan                   30,539                  14,566
37,084                       0.76
 Class N Plan                    2,054                   1,980
10,940                       1.84

30 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
5. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes, provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are
payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

   The Fund had no borrowings outstanding during the year ended or at October
31, 2002.

31 | OPPENHEIMER EMERGING GROWTH FUND

                                   Appendix A

                            Industry Classifications
                            ------------------------

{Aerospace/Defense Food and Drug   Household Durables
Retailers Air Transportation  Gas
Utilities Asset-Backed Health
Care/Drugs Auto Parts and
Equipment Health Care/Supplies &
Services Automotive
Homebuilders/Real Estate Bank
Holding Companies Hotel/Gaming
Banks Industrial} [Aerospace &
Defense
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software &] Services
Beverages                          Information Technology { Broadcasting
                                   Insurance Broker-Dealers Leasing &
                                   Factoring Building Materials Leisure
                                   Cable Television Manufacturing
                                   Chemicals Metals/Mining Commercial
                                   Finance Nondurable Household Goods
                                   Communication Equipment Office
                                   Equipment Computer Hardware Oil -
                                   Domestic Computer Software Oil -
                                   International Conglomerates Paper
                                   Consumer Finance Photography Consumer
                                   Services  Publishing Containers
                                   Railroads & Truckers Convenience
                                   Stores Restaurants Department Stores
                                   Savings & Loans Diversified Financial
                                   Shipping Diversified Media Special
                                   Purpose Financial Drug Wholesalers
                                   Specialty Printing Durable Household
                                   Goods Specialty Retailing Education
                                   Steel Electric Utilities
                                   Telecommunications - Long Distance}
                                   [Consulting & Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services & Supplies     Media
Communications Equipment           Metals & Mining
Computers & Peripherals            Multiline Retail
Construction & Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers & Packaging             Oil & Gas
Distributors                       Paper & Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate]
Electrical Equipment               [Road & Rail
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services

  ] {Telephone - Utility Electronics Textile, Apparel & Home Furnishings Energy
   Services Tobacco Entertainment/Film Trucks and Parts Environmental Wireless
                                  Services Food

                                   }Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         [1)]     plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         [2)]     non-qualified deferred compensation plans,
         [3)]     employee benefit plans4
         [4)]     Group Retirement Plans5
         [5)]     403(b)(7) custodial plan accounts
         [6)]     Individual Retirement Accounts ("IRAs"), including
            traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.       Applicability of Class A Contingent Deferred Sales Charges in Certain
                                         Cases
---------------------------------------------------------------------------------

Purchases of Class A {shares} [Shares] of Oppenheimer Funds That Are Not
Subject to Initial Sales Charge but May Be Subject to the Class A Contingent
Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within
18 months {of the end}[(24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning] of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales
Charge."6 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. [That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.]
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         [1)]     through a broker, dealer, bank or registered investment
            {advisor} [adviser] that has made special arrangements with the
            Distributor for those purchases, or
         [2)]     by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   {-}Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         [1)]     The record keeping is performed by Merrill Lynch Pierce
            Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service
            Agreement between Merrill Lynch and the mutual fund‘s principal underwriter or distributor, and  (b)  funds advised or managed by
            MLIM (the funds described in (a) and (b) are referred to as
            "Applicable Investments").
         [2)]     The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         [3)]     The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
I.

   {- Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001.}Waivers of
                      Class A Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

o     A.    Waivers of Initial and Contingent Deferred Sales Charges for
   Certain Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their
         "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
         "immediate family" refers to one‘s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling‘s spouse, a spouse‘s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser‘s own account (or for the benefit of such employee‘s spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment {advisors} [advisers]
         that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment {advisor} [adviser] provides
         administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code),
         in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value
         Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for Value
         Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
         31, 1996.
o
o     B.    Waivers of Initial and Contingent Deferred Sales Charges in Certain
   Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   {-}Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than
         Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker‘s customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid.
         This waiver also applies to shares purchased by exchange of shares of
         Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|-|
o     C.    Waivers of the Class A Contingent Deferred Sales Charge for Certain
   Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   {-}To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         [1)]     Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the {participant‘s} [participant‘s]
            account was established.
         [2)]     To return excess contributions.
         [3)]     To return contributions made due to a mistake of fact.
         [4)]     Hardship withdrawals, as defined in the plan.7
         [5)]     Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         [6)]     To meet the minimum distribution requirements of the Internal
            Revenue Code.
         [7)]     To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
         [8)]     For loans to participants or beneficiaries.
         [9)]     Separation from service.8
         [10)]    Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         [11)]    Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   {-}For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   [For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
I.         ]{III.} Waivers of Class B, Class C and Class N Sales Charges of
                                   Oppenheimer Funds
----------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

o     A.    Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder{, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary}. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   [The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.
         The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.]
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan‘s first purchase of
         Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|   Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         [1)]     Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant‘s account was
            established in an Oppenheimer fund.
         [2)]     To return excess contributions made to a participant‘s
            account.
         [3)]     To return contributions made due to a mistake of fact.
         [4)]     To make hardship withdrawals, as defined in the plan.10
         [5)]     To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         [6)]     To meet the minimum distribution requirements of the Internal
            Revenue Code.
         [7)]     To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
         [8)]     For loans to participants or beneficiaries.11
         [9)]     On account of the participant‘s separation from service.12
         [10)]    Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the
            Distributor.
         [11)]    Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         [12)]    For distributions from a participant‘s account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
            10% of the account‘s value, adjusted annually.
         {(}13)   Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account‘s value, adjusted annually.
         {(}14)   For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   {-}Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the
         {account‘s} [account‘s] value annually.

o     B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
         I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
I.     Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
              Funds Who Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global Value
   Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National
   Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt
   Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   {-}acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|   {-}purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.
o
o     A.    Reductions or Waivers of Class A Sales Charges.

|X|   {- -}Reduced Class A Initial Sales Charge Rates for Certain Former Quest
for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund‘s Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund‘s Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   {- -}Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     {-}Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of
            Funds.
o     {-}Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
o
|X|   {- -}Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

o     B.    Class A, Class B and Class C Contingent Deferred Sales Charge
   Waivers.
o
|X|   {- -}Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.
In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     {-}withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed
            10% of the initial value of the account value, adjusted annually,
            and
o     {-}liquidation of a shareholder‘s account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.
o
|X|   {- -}Waivers for Redemptions of Shares Purchased on or After March 6,
1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social
            Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     {-}liquidation of a {shareholder‘s} [shareholder‘s] account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder‘s account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
I.        {V.} Special Sales Charge Arrangements for Shareholders of Certain
           Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                             Investment Accounts, Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment {advisor} [adviser] to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account
o
o     A.    Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   {-}Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class
A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         [1)]     persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the
            Fund‘s policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         [2)]     persons whose intended purchases under a Statement of
            Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge{.}

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   {-}Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         [1)]     any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         [2)]     any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         [3)]     Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         [4)]     employee benefit plans sponsored by Connecticut Mutual
            Financial Services, L.L.C. ("CMFS"), the prior distributor of the
            Former Connecticut Mutual Funds, and its affiliated companies;
         [5)]     one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         [6)]     an institution acting as a fiduciary on behalf of an
            individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut
            Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

o     B.    Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   [1)]     by the estate of a deceased shareholder;
   [2)]     upon the disability of a shareholder, as defined in Section
      72(m)(7) of the Internal Revenue Code;
   [3)]     for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   [4)]     as tax-free returns of excess contributions to such retirement or employee benefit plans;
   [5)]     in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   [6)]     in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   [7)]     in connection with the Fund‘s right to involuntarily redeem or liquidate the Fund;
   [8)]     in connection with automatic redemptions of Class A shares and
      Class B shares in certain retirement plan accounts pursuant to an
      Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
   [9)]     as involuntary redemptions of shares by operation of law, or under procedures set forth in the {Fund‘s} [Fund‘s] Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
I.          Special Reduced Sales Charge for Former Shareholders of Advance
                                  America Funds, Inc.
---------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
I.     {VII.} Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                              Convertible Securities Fund
---------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund‘s then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their
         "immediate families" as defined in the Fund‘s Statement of Additional
         Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund‘s prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund‘s shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

---------------------------------------------------------------------------------
Oppenheimer Emerging Growth Fund
---------------------------------------------------------------------------------

Internet Website:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, NY 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, NY 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      {1-800-525-7048} [1.800.CALL.OPP (225.5677)]

Custodian Bank
     {The Bank of New York} [Citibank, N.A. ]
     {One Wall Street} [399 Park Avenue]
     New York, New York {10015} [10043]

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019-5820

1234

{PX0721.0301} [PX0721.001.1202]

--------

2 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the
Fund‘s Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
7 This provision does not apply to IRAs.
8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                       OPPENHEIMER EMERGING GROWTH FUND

FORM N-1A

PART C

OTHER INFORMATION

Item 23. - Exhibits

(a)   Amended and Restated Declaration of Trust dated August 4, 2000:
Previously filed with the initial Registration Statement of Oppenheimer
Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000 and incorporated herein by reference.

(b)   By-Laws: Previously filed with the initial Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000 and
incorporated herein by reference.

(i)Specimen Class A Share Certificate: Previously filed with the initial
Registration
Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August
21, 2000 and incorporated herein by reference.

      (ii)Specimen Class B Share Certificate: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

      (iv)Specimen Class N Share Certificate: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

      (iv)Specimen Class Y Share Certificate: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

(d)   Form of Investment Advisory Agreement: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

(e)   (i)  Form of General Distributor‘s Agreement: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(f)   (i) Amended and {Reinstated} [Restated] Retirement Plan for
Non-Interested Trustees or Directors dated 8/9/01: Previously filed with
Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer
Gold & Special Minerals Fund (Reg. No.{.} 2-82590), 10/25/01, and
incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: {Filed} [Previously filed] with Post-Effective Amendment
No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals
Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(g)   (i) {Amended and Restated Foreign Custody Manager Agreement dated
4/3/01} [Amendment dated August 28, 2002 to the Global Custodial Services
Agreement dated May 3, 2001 between Registrant and Citibank, N.A.]:
Previously filed with Post-Effective Amendment No. {34} [29] to the
Registration Statement of Oppenheimer {Gold & Special Minerals} [Discovery]
Fund (Reg. No. {2-82590), 10/25/01} [33-371), 11/22/02], and incorporated herein by reference.

      {(ii) Amendment dated 4/3/01 to Custody Agreement dated 11/12/92}[(ii)
Global Custodial Services Agreement dated May 3, 2001 between Registrant and
Citibank, N.A.]: Previously filed with Post-Effective Amendment No. {34} [33]
to the Registration Statement of {Oppenheimer Gold & Special Minerals Fund}
[Centennial Money Market Trust] (Reg. No. 2-{82590)} [65245)], 10/25/01, and
incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel: Previously filed with Registrant‘s
Pre-Effective Amendment No. 3 (10/31/00) and incorporated herein by reference.

(j)   Independent Auditors‘ Consent: Filed herewith.

(k)   Not applicable.

(l)  Investment Letter from OppenheimerFunds, Inc. to Registrant: Previously filed with Registrant‘s Pre-Effective Amendment No. 2 (10/24/00) and
incorporated herein by reference.

(m)   (i)  Form of Service Plan and Agreement for Class A shares: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth
Fund (Reg. No. 333-44176) on August 21, 2000 and incorporated herein by reference.

      (ii) Form of Distribution and Service Plan and Agreement for Class B
shares: Previously filed with the initial Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000 and
incorporated herein by reference.

      (iii) Form of Distribution and Service Plan and Agreement for Class C
shares: Previously filed with the initial Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000 and
incorporated herein by reference.

      (iv) Form of Distribution and Service Plan and Agreement for Class N
shares: Previously filed with the initial Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000 and
incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01: Previously filed with Post-Effective Amendment
No. 20 to the Registration Statement of Oppenheimer Cash Reserves (Reg. No.
33-23223), 9/27/01, and incorporated herein by reference.

[(o)  (i)] Powers of Attorney for all Trustees/Directors and [Principal]
Officers except for [Joel W. Motley and] John [V.] Murphy (including
Certified Board Resolutions): Previously filed with Pre-Effective Amendment
No. 1 to the Registration Statement of Oppenheimer Emerging Growth Fund (Reg.
No. 333-44176), 10/5/00, and incorporated herein by reference.

      [(ii)] Power of Attorney for John Murphy (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. {45} [41] to the Registration Statement of Oppenheimer U.S. Government Trust [(Reg. No.
2-76645), 10/22/01,]{

      (p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated
March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the initial Registration Statement of Oppenheimer
Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000} and
incorporated herein by reference.

      {---Powers}[(iii) Power] of Attorney for {all Trustees/Directors} [Joel
W. Motley (including Certified Board Resolution)]: Previously filed with
{Registrant‘s Pre-Effective Amendment number 1 (10/5/00)} [Post-Effective
Amendment No. 8 to the Registration Statement of Oppenheimer International
Small Company Fund (Reg. 333-31537), 10/22/02,] and incorporated herein by reference.

(p)   [Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
      15, 2002 under Rule 17j-1 of the Investment Company Act of 1940:
      Previously filed with Post-Effective Amendment No. 29 to the
      Registration Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
      11/22/02, and incorporated by reference.]

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant‘s Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position {Other Business and Connections
}with OppenheimerFunds, Inc.[
Other Business and Connections] During the Past Two Years[
Timothy L. Abbuhl,
Assistant Vice President      None
Amy B. Adamshick,
Vice President                None
]Charles E. Albers,
Senior Vice President[        None
Edward J.] {An officer and/or portfolio  manager of certain  Oppenheimer funds
(since April 1998); a Chartered Financial Analyst.

Edward } Amberger,
Assistant Vice President[     None
Erik Anderson,] {None.

Janette Aprilante}
Assistant Vice President {None.} [
None
Janette Aprilante,]
{Victor }[Vice President & Secretary
As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc.,
Centennial Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Real Asset Management, Inc., Shareholder Financial
Services, Inc., Shareholder Services, Inc.; Assistant Secretary of
HarbourView Asset Management Corporation, OFI Private Investments, Inc.,
Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.
Hany S. Ayad,
Assistant Vice President      None
Victor W.] Babin,
Senior Vice President[        ]None[
]{.

}Bruce [L.] Bartlett,
Senior  Vice  President  {An  officer  and/or  portfolio  manager  of  certain
Oppenheimer funds.

}[                            None
John Michael Banta,
Assistant Vice President      None
Lerae A. Barela,
Assistant Vice President      None
]George Batejan,
Executive Vice President/
Chief Information Officer {Formerly Senior} [
None
Kevin Baum,]
Vice President{(until May 1998).

}[                            None
Jeff Baumgartner,
Assistant Vice President      None
]Connie Bechtolt,
Assistant Vice President {None.

}[                            None
Robert Behal
Assistant Vice President      Assistant Vice President of HarbourView Asset
Management Corporation. Formerly, Associate Director at MetLife (Jan 2000-May
2000).
]Kathleen Beichert,
Vice President {None.

}[                            Vice President of OppenheimerFunds Distributor,
Inc.
Erik S. Berg,
Assistant Vice President      None
]Rajeev Bhaman,
Vice President[               ]None[
]{.

}Mark Binning[,]
Assistant Vice President[     ]None[
]{.

}Robert J. Bishop,
Vice President[               None
] {Vice  President of Mutual Fund  Accounting  (since May 1996); an officer of other Oppenheimer funds.

}John R. Blomfield,
Vice President[               ]None[
]{.

}Chad Boll,
Assistant Vice President[     ]None[
Lowell] Scott Brooks,
Vice President {None.} [      Vice President of OppenheimerFunds Distributor,
Inc.
Richard Buckmaster,]
{Jeffrey Burns,
Vice  President/Assistant  Counsel  Stradley,  Ronen  Stevens  and Young,  LLP
(February 1998-September 1999).

Adele Campbell,} [Vice President
None
Mark Burns,]
Assistant Vice President {& Assistant }[
Formerly a Marketing Manager with Alliance Capital Management (October
1999-April 2001).
Bruce Burroughs]
{Treasurer: Rochester Division Formerly} [Vice President
None
Claudia Calich],[
]Assistant Vice President[    None
] {of Rochester Fund Services, Inc.

}Michael A. Carbuto,
Vice President[               None
Ronald  G.  Chibnik,]  {An  officer  and/or   portfolio   manager  of  certain
Oppenheimer funds; Vice President of Centennial Asset Management Corporation.

John Cardillo,}
Assistant Vice President[     Director of technology for Sapient Corporation
(July, 2000-August 2001); software architect for Sapient Corporation (March
1997-July 2000).
] {None.

Elisa Chrysanthis
Assistant Vice President None.

}H.C. Digby Clements,
Vice President: Rochester Division {None.

}[                            None
Peter V. Cocuzza,
Vice President                None
Julie C. Cusker,
Assistant Vice President:
Rochester Division            None
John Damian,
Vice President                Formerly senior analyst/director for Citigroup
Asset Management (November 1999-September 2001).
]O. Leonard Darling,
Vice Chairman, {Chief
Executive Officer and
}Executive Vice [
]President[, Chief Investment
Officer & Director            ]Chairman of the Board and a director (since
June 1999) and Senior Managing Director (since December 1998) of HarbourView
Asset Management Corporation; a director (since [July 2001) of Oppenheimer
Acquisition Corp.; a director (since] March 2000) of OFI Private Investments,
Inc.; {Trustee (}[Chairman of the Board, Senior Managing Director and
director (since February 2001) of OFI Institutional Asset Management, Inc.;
Trustee (since] 1993) of Awhtolia College - Greece[.
John M.  Davis,]{;  formerly  Chief  Executive  Officer of  HarbourView  Asset
                                    Management  Corporation  (December  1998 -
                                    June 1999).

John Davis}
Assistant Vice President[     Assistant Vice President of OppenheimerFunds
Distributor, Inc.
] {EAB Financial (April 1998-February 1999).

}Robert A. Densen,
Senior Vice President {None.} [
None
Ruggero de‘Rossi,]
{Ruggero de‘Rossi
Vice President Formerly, Chief Strategist at ING Barings (July
1998 March 2000).

Sheri Devereux,
Vice President None.

Max Dietshe
Vice President Deloitte & Touche LLP (1989-1999).

Craig P. Dinsell
Executive Vice President None.

John Doney,
Vice  President An officer  and/or  portfolio  manager of certain  Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director Executive Vice President (since September 1993)
and a director (since January 1992) of the Distributor; Executive Vice
President, General Counsel (since September 1995) and a director (since
August 1994)} [Vice President Vice President ]of HarbourView Asset Management
Corporation{, Shareholder Services, Inc., Shareholder Financial Services,
Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments,
Inc. (since March 2000), and of PIMCO Trust Company (since May 2000);
President and a director of Centennial Asset Management Corporation (since
September 1995) and of Oppenheimer Real Asset Management, Inc. (since July
1996); Vice President and a director (since September 1997) of
OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a
director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; General Counsel (since May 1996)
and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.}[.
Craig P. Dinsell,]
{Bruce} [Executive Vice President
None
Randall C. Dishmon,
Assistant Vice President      Formerly an Associate with Booz Allen &
Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                None
Steven D. Dombrower,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Bruce C.] Dunbar,
Vice President {None.} [      None
Richard Edmiston,]
{Daniel }[Assistant Vice President
None
Daniel R.] Engstrom,
Assistant Vice President[     ]None[
Armand B.]{.

Armond} Erpf[,]
Assistant Vice President {None.} [
None
James Robert Erven]
{George }[Assistant Vice President
Formerly an Assistant Vice President/Senior Trader with Morgan Stanley
Investment Management (1999-April 2002).
George R.] Evans,
Vice President[               None
] {An officer and/or portfolio manager of certain Oppenheimer funds.

}Edward N. Everett,
{Assistant} Vice President[   ]None[
]{.

}George Fahey,
Vice President[               Vice President of OppenheimerFunds Distributor,
Inc.
Scott T.] {None.

Leslie A. Falconio,
Vice  President An officer  and/or  portfolio  manager of certain  Oppenheimer funds (since 6/99).

Scott } Farrar,
Vice President[               Vice President of OFI Private Investments, Inc.
] {Assistant  Treasurer of  Oppenheimer  Millennium  Funds plc (since  October
1997); an officer of other Oppenheimer funds.

}Katherine P. Feld,
Vice President, Senior {Counsel
and Secretary Vice President and Secretary of the Distributor; Secretary and
Director of Centennial Asset Management Corporation; Vice President and
Secretary of Oppenheimer Real Asset Management, Inc.; Secretary of
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc.,} [Counsel               Vice President of OppenheimerFunds,
Distributor, Inc.; Vice President, Assistant Secretary and Director of
Centennial Asset Management Corporation; Vice President of Oppenheimer Real
Asset Management, Inc.
Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division  Vice President of OppenheimerFunds Distributor,
Inc.; Director of ICI Mutual Insurance Company; Governor of St. John‘s
College; Chairman of the Board of Directors of International Museum of
Photography at George Eastman House.
P. Lyman Foster,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
David Foxhoven,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Legacy Program.
Colleen M. Franca,
Assistant Vice President      None
Crystal French,
Vice President                None
Dan P. Gangemi,
Vice President                None
Dan Gagliardo,
Assistant Vice President      Formerly an Assistant Vice President with
Mitchell Hutchins (January 2000-October 2000).
Subrata Ghose,
Assistant Vice President      None
Charles W. Gilbert,
Assistant Vice President      None
Alan C. Gilston,
Vice President                None
Sharon M. Giordano,
Assistant Vice President      None
Jill E. Glazerman,
Vice President                None
Paul M. Goldenberg,
Vice President                None
Mike Goldverg,
Assistant Vice President      None
Bejamin J. Gord,
Vice President                Vice President of HarbourView Asset Management
Corporation. Formerly Executive Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).
Laura Granger,
Vice President                Formerly a portfolio manager at Fortis Advisors
(July 1998-October 2000).
Robert Grill,
Senior Vice President         None
Robert Guy,
Senior Vice President         None
David Hager,
Vice President                None
Robert Haley,
Assistant Vice President      None
Marilyn Hall,
Vice President                None
Kelly Haney,
Assistant Vice President      None
Thomas B. Hayes,
Vice President                None
Dorothy F. Hirshman,
Vice President                None
Scott T. Huebl,
Vice President                Assistant Vice President of OppenheimerFunds
Legacy Program.
Margaret Hui,
Assistant Vice President      None
John Huttlin,
Vice President                None
James G. Hyland,
Assistant Vice President      None
Steve P. Ilnitzki,
Senior Vice President         Formerly Vice President of Product Management
at Ameritrade (until March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel
Vice President of OppenheimerFunds Distributor, Inc.; Vice President and
Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of
OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
William Jaume,
Vice President                Senior Vice President and Chief Compliance
Officer (since April 2000) of HarbourView Asset Management Corporation; and
of OFI Institutional Asset Management, Inc. (since February 2001).
Frank V. Jennings,
Vice President                None
John Jennings,
Vice President                None
John Michael Johnson,
Assistant Vice President      Formerly Vice President, Senior
Analyst/Portfolio Manager at Aladdin Capital Holdings Inc. (February 2001-May
2002) prior to which he was Vice President and Senior Analyst at Merrill
Lynch Investment Managers (October 1996-February 2001).
Lewis A. Kamman,
Vice President                None
Jennifer E. Kane,
Assistant Vice President      None.
Lynn O. Keeshan,
Senior Vice President         None
Thomas W. Keffer,
Senior Vice President         None
Cristina J. Keller,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Michael Keogh,
Vice President                None
Garrett K. Kolb,
Assistant Vice President      None
Walter G. Konops,
Assistant Vice President      None
Avram D. Kornberg,
Senior Vice President         None
James Kourkoulakos,
Vice President                None
Guy E. Leaf,
Vice President                Vice President of Merrill Lynch (January
2000-September 2001.
Christopher M. Leavy,
Senior Vice President         Formerly Vice President and portfolio manager
at Morgan Stanley Investment Management (1997-September 2000).
Dina C. Lee,
Assistant Vice President & Assistant Counsel
Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
Vice President                Vice President of Shareholder Financial
Services, Inc.
Michael S. Levine,
Vice President                None
Gang Li,
Assistant Vice President      None
Shanquan Li,
Vice President                None
Mitchell J. Lindauer,
Vice President & Assistant General Counsel
None
Bill Linden,
Assistant Vice President      None
Malissa B. Lischin,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc.
Reed Litcher,
Vice President                None
David P. Lolli,
Assistant Vice President      None
Daniel G. Loughran
Vice President: Rochester Division
None
Patricia Lovett,
Vice President                Vice President of Shareholder Financial
Services, Inc. and Senior Vice President of Shareholder Services, Inc.
Steve Macchia,
Vice President                None
Angelo G. Manioudakis
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation. Formerly Executive Director and portfolio manager for
Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
Management (August 1993-April 2002).
Marianne Manzolillo,
Assistant Vice President      None
Philip T. Masterson,
Vice President & Assistant Counsel
None
Elizabeth McCormack,
Assistant Vice President      Assistant Secretary of HarbourView Asset
Management Corporation.
Charles L. McKenzie,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation and OFI Institutional Asset Management Corporation.
Lisa Migan,
Assistant Vice President      None
Andrew J. Mika,
Senior Vice President         None
Joy Milan,
Vice President                None
Denis R. Molleur,
Vice President & Senior Counsel
None
Nikolaos D. Monoyios,
Vice President                None
Charles Moon,
Vice President                Vice President of HarbourView Asset Management
Corporation. Formerly an Executive Director and Portfolio Manager with Miller
Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June
1999-March 2002).
John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Corporation, HarbourView Asset Management Corporation, OFI Private
Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont
Advisers, Inc.; Director (Class A) of Trinity Investments Management
Corporation; President and Director of Oppenheimer Acquisition Corp.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management,
Inc.; Chairman and Director of] Shareholder Financial Services, Inc. and
Shareholder Services, Inc.[; Executive Vice President of MassMutual Life
Insurance Company; director of DLB Acquisition Corp.
Thomas J. Murray,
Vice President                None
Kenneth Nadler,
Vice President                None
David Negri,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation.
Richard Nichols,
Vice President                None
Barbara Niederbrach,
Assistant Vice President      None
Raymond C. Olson,
Assistant Vice President      Assistant Vice President and Treasurer of
OppenheimerFunds Distributor, Inc.; Treasurer of Centennial Asset Management
Corporation.
Frank J. Pavlak,
Vice President                None
David P. Pellegrino,
Vice President                None
Allison C. Pells,
Assistant Vice President      None
James F. Phillips,
Vice President                None
Raghaw Prasad,
Assistant Vice President      Formerly Associate Vice President with
Prudential Securities New York (January 2001-November 2001) prior to which he was a Director/Analytics with Prudential Investments New Jersey (April
1997-November 2001).
Jane C. Putnam,
Vice President                None
Michael E. Quinn,
Vice President                None
Julie S. Radtke,
Vice President                None
Norma J. Rapini,
Assistant Vice President:
Rochester Division            None
Thomas P. Reedy,
Vice President                Vice President (since April 1999) of
HarbourView Asset Management Corporation.
Brian N. Reid,
Assistant Vice President      Formerly an Assistant Vice President with Eaton
Vance Management (January 2000-January 2002).
Kristina Richardson,
Assistant Vice President      None
David Robertson,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
Rob Robis,
Assistant Vice President      None
Antoinette Rodriguez,
Assistant Vice President      None
Jeffrey S. Rosen,
Vice President                None
Richard H. Rubinstein,
Senior Vice President         None
James H. Ruff,
Executive Vice President      President and Director of OppenheimerFunds
Distributor, Inc. and Centennial Asset Management Corporation; Executive Vice
President of OFI Private Investments, Inc.
Andrew Ruotolo
Executive Vice President and Director
Director, Treasurer and Chief Financial Officer of Oppenheimer Acquisition
Corp.; President and director of Shareholder Services, Inc. and Shareholder
Financial Services, Inc.; Director (Class A) of Trinity Investment Management
Corporation; Chairman of the Board, Chief Executive Officer, President and
Director or OFI Trust Company.
Rohit Sah,
Assistant Vice President      None
Valerie Sanders,
Vice President                None
Tricia Scarlata,
Assistant Vice President      Formerly, Marketing Manager of
OppenheimerFunds, Inc. (April 2001-August 2002); Client Service Support
Manager for Sanford C. Bernstein (December 1999-April 2001)
Jeffrey R. Schneider,
Vice President                None
Ellen P. Schoenfeld,
Vice President                None
David Schultz,
Senior Vice President         Chief Executive Officer, President & Senior
Managing Director & Director of OFI Institutional Asset Management, Inc. and
HarbourView Asset Management Corporation; Director (Class A) and Chairman of
Trinity Investment Management Corporation; Director of Oppenheimer Trust
Company.
Scott A. Schwegel,
Assistant Vice President      None
Allan P. Sedmak
Assistant Vice President      None
Jennifer L. Sexton,
Vice President                Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President                None
Navin Sharma,
Vice President                Formerly, Manager at BNP Paribas Cooper Neff
Advisors (May 2001-April 2002) prior to which he was Development Manager at
Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                Formerly consultant with Pricewaterhouse
Coopers (November 2000-May 2001) prior to which he was a Vice President of
Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).
Bonnie Sherman,
Assistant Vice President      None
David C. Sitgreaves,
Assistant Vice President      None
Edward James Sivigny
Assistant Vice President      Formerly a Director for ABN Amro Securities
(July 2001-July 2002) prior to which he was Associate Director for Barclays
Capital (1998-July 2001).
Enrique H. Smith,
Assistant Vice President      Formerly a business analyst with Goldman Sachs
(August 1999-August 2001).
Richard A. Soper,
Vice President                None
Louis Sortino,
Assistant Vice President:
Rochester Division            None
Keith J. Spencer,
Vice President                None
Marco Antonio Spinar,
Assistant Vice President      Formerly, Director of Business Operations at
AOL Time Warner, AOL Time Warner Book Group (June 2000-December 2001).
Richard A. Stein,] {Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester  Division An officer,  Director and/or portfolio  manager of certain
Oppenheimer funds; presently he holds the following other positions:  Director
(since 1995) of ICI Mutual  Insurance  Company;  Governor  (since 1994) of St.
John‘s  College;  Director (since 1994 - present) of  International  Museum of
Photography at George Eastman House..

David Foxhoven,
Assistant Vice  President  Formerly  Manager,  Banking  Operations  Department
(July 1996 - November 1998).

Crystal French
Vice President None.

Dan Gangemi,
Vice President None.

Erin Gardiner,
Assistant Vice President None.

Subrata Ghose
Assistant Vice  President  Formerly,  Equity  Analyst at Fidelity  Investments
(1995 March 2000).

Charles Gilbert,
Assistant Vice President None.

Alan Gilston,
Vice President None.

Jill Glazerman,
Vice President None.

Mikhail Goldverg
Assistant Vice President None.

Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and
Director  Chief  Financial  Officer,  Treasurer  and  director of  Oppenheimer
Acquisition  Corp.;  Executive Vice President of HarbourView  Asset Management
Corporation;  President.  Chief Executive  Officer and director of PIMCO Trust
Company;  director  of  OppenheimerFunds,  Legacy  Program  (charitable  trust program);  Vice  President of OFI Private  Investments,  Inc. and a Member and
Fellow of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President None.

Robert Guy
Senior Vice President None.

Robert Haley
Assistant Vice President None.

Thomas B. Hayes,
Vice President None.

Dorothy Hirshman,
Assistant Vice President None

Merryl Hoffman,
Vice President and
Senior Counsel None

Merrell Hora,
Assistant Vice President None.

Scott T. Huebl,
Vice President None.

James Hyland,
Assistant Vice President  Formerly Manager of Customer Research for Prudential
Investments (February 1998 - July 1999).

David Hyun,
Vice President  Formerly  portfolio  manager,  technology analyst and research associate at Fred Alger Management, Inc. (August 1993 June 2000).

Steve Ilnitzki,
Senior  Vice  President  Formerly  Vice  President  of Product  Management  at
Ameritrade (until March 2000).

Kathleen T. Ives,
Vice President None.

William Jaume,
Vice President Senior Vice President  (since April 2000) of HarbourView  Asset
Management Corporation.

Frank Jennings,
Vice  President An officer  and/or  portfolio  manager of certain  Oppenheimer funds.

Andrew Jordan,
Assistant Vice President None.

Deborah Kaback
Vice President and
Senior  Counsel   Senior  Vice   President  and  Deputy  General   Counsel  of
Oppenheimer Capital (April 1989-November 1999).

Lewis Kamman
Vice President Senior Consultant for Bell Atlantic Network  Integration,  Inc.
(June 1997-December 1998).

Jennifer Kane
Assistant Vice President None.

Lynn Oberist Keeshan
Senior Vice President  Formerly (until March 1999) (Vice  President,  Business
Development and Treasury at Liz Claiborne, Inc.

Thomas W. Keffer,
Senior Vice President None.

Erica Klein,
Assistant Vice President None.

Walter Konops,
Assistant Vice President None.

Avram Kornberg,
Senior Vice President None.

Jimmy Kourkoulakos,
Assistant Vice President. None.

John Kowalik,
Senior  Vice  President  An  officer  and/or  portfolio  manager  for  certain
OppenheimerFunds.

Joseph Krist,
Assistant Vice President None.

Michael Levine,
Vice President None.

Shanquan Li,
Vice President None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel None.

Malissa Lischin
Assistant Vice President  Formerly Associate  Manager,  Investment  Management
Analyst at Prudential (1996 March 2000).

David Mabry,
Vice President None.

Bridget Macaskill,
Chairman, Chief Executive Officer
and Director  President,  Chief Executive  Officer and a director (since March
2000) of OFI Private  Investments,  Inc., an investment  adviser subsidiary of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.  (since
August 1994) and Shareholder Financial Services,  Inc. (since September 1995), transfer agent  subsidiaries of the Manager;  President (since September 1995)
and a director  (since October 1990) of  Oppenheimer  Acquisition  Corp.,  the
Manager‘s  parent holding  company;  President  (since  September  1995) and a director (since November 1989) of Oppenheimer  Partnership  Holdings,  Inc., a
holding  company  subsidiary of the Manager;  President and a director  (since
October  1997)  of  OppenheimerFunds  International  Ltd.,  an  offshore  fund management subsidiary of the Manager and of Oppenheimer  Millennium Funds plc;
a director of HarbourView Asset Management  Corporation  (since July 1991) and of  Oppenheimer  Real Asset  Management,  Inc.  (since July 1996),  investment adviser  subsidiaries  of the  Manager;  a  director  (since  April  2000)  of
OppenheimerFunds  Legacy Program,  a charitable  trust program  established by the  Manager;  a director  of  Prudential  Corporation  plc (a U.K.  financial service  company);  President  and  a  trustee  of  other  Oppenheimer  funds;
formerly President of the Manager (June 1991 August 2000).

Steve Macchia,
Vice President None.

Philip T. Masterson,
Vice President None.

Loretta McCarthy,
Executive Vice President None.

Lisa Migan,
Assistant Vice President None.

Andrew J. Mika
Senior  Vice   President   Formerly  a  Second  Vice  President  for  Guardian
Investments (June 1990 October 1999).

Joy Milan
Assistant Vice President None.

Denis R. Molleur,
Vice President and
Senior Counsel None.

Nikolaos Monoyios,
Vice  President  A  Vice  President  and/or   portfolio   manager  of  certain
Oppenheimer funds.

Margaret Mudd
Assistant Vice President  Formerly Vice President  Syndications  of Sanwa Bank
California (January 1998 September 1999).

John Murphy,
President and Chief
Operating  Officer  President of  MassMutual  Institutional  Funds and the MML
Series Funds

Kenneth Nadler,
Vice President None.

David Negri,
Senior  Vice  President  An  officer  and/or  portfolio   manager  of  certain
Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President None.

Robert A. Nowaczyk,
Vice President None.

Ray Olson,
Assistant Vice President None.

Gina M. Palmieri,
Vice  President An officer  and/or  portfolio  manager of certain  Oppenheimer funds (since June 1999).

Robert E. Patterson,
Senior  Vice  President  An  officer  and/or  portfolio   manager  of  certain
Oppenheimer funds.

Frank Pavlak,
Vice President  Formerly.  Branch Chief of Investment Company  Examinations at
U.S. Securities and Exchange Commission (January 1981 - December 1998).

James Phillips
Assistant Vice President None.

David Pellegrino
Vice President None.

Jane Putnam,
Vice  President An officer  and/or  portfolio  manager of certain  Oppenheimer funds.

Michael Quinn,
Assistant Vice President None.

Julie Radtke,
Vice President None.

Russell Read,
Senior Vice President  Senior Vice President (since March 2000) of HarbourView
Asset  Management  Corporation;  Vice  President  of  Oppenheimer  Real  Asset
Management, Inc. (since August 1996).

Thomas Reedy,
Vice  President  Vice  President  (since  April  1999)  of  HarbourView  Asset
Management  Corporation;  an  officer  and/or  portfolio  manager  of  certain
Oppenheimer funds.

John Reinhardt,}
Vice President: Rochester Division[
None
Arthur P. Steinmetz] {None

Jeffrey Rosen,
Vice President None.

Marci Rossell,
Vice President and Corporate  Economist Economist with Federal Reserve Bank of
Dallas (April 1996 March 1999).

Richard H. Rubinstein},
Senior Vice President {An officer and/or portfolio manager of certain
Oppenheimer funds.} [         Senior Vice President of HarbourView Asset
Management Corporation.
Jayne M. Stevlingson,]
{Lawrence Rudnick} [Vice President
None
Gregory J. Stitt,
Vice President                None
John P. Stoma,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
Wayne Strauss],
Assistant Vice President {None.}[:]
{James Ruff,} [Rochester Division
None
Michael Stricker,]
{Executive  Vice  President  President and director of the  Distributor;  Vice
President (since March 2000) of OFI Private Investments, Inc.

Andrew Ruotolo
Executive  Vice  President  President  and director of  Shareholder  Services,
Inc.;  formerly  Chief  Operations  Officer for American  International  Group
(August 1997-September 1999).

Rohit Sah,} [Vice President   None
Deborah A. Sullivan,]
Assistant Vice President {None.}[,]
{Valerie Sanders,
Vice President None.

Kenneth Schlupp} [Assistant Counsel
Since December 2001, Secretary of Oppenheimer Trust Company.
Mary Sullivan,]
Assistant Vice President[     None
Kevin L. Surrett,]
Assistant Vice President{(since March 2000) of OFI Private Investments, Inc.}
[                             None
Susan B. Switzer,]
{Jeff Schneider,
Vice  President  Formerly  (until  May  1999)  Director,   Personal  Decisions
International.

Ellen Schoenfeld,
Vice President None.

Allan Sedmak
Assistant Vice President None.

Jennifer Sexton,
Vice President None.

Martha Shapiro,
Assistant Vice President None.

Connie Song,
Assistant Vice President None.

Richard Soper,
Vice President None.

Keith Spencer,
Vice President None.

Cathleen Stahl,
Vice President Assistant Vice President & Manager of Women & Investing Program

Richard A. Stein,} [Vice President
None
Anthony A. Tanner,]
Vice President: Rochester Division[
None
Paul Temple,
Vice President                Formerly a Vice President of Merrill Lynch
(October 2001-January 2002) prior to which he was a Vice President with
OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Vincent Toner,]
Assistant Vice President[     None
Eamon Tubridy,]{(since 1995) of Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior  Vice  President  An  officer  and/or  portfolio   manager  of  certain
Oppenheimer funds.

Jayne Stevlingson,
Vice President None.

Gregg Stitt,}
Assistant Vice President {None.} [
None
James F. Turner,]
{John Stoma,
Senior Vice President None.

Kevin Surrett,} [Vice President
Formerly portfolio manager for Technology Crossover Ventures (May 2000-March
2001).
Cameron Ullyat,]
Assistant Vice President[     None
Angela Utaro,]
Assistant Vice President {of Product Development}[:]
{At Evergreen Investor Services, Inc. (June 1995 }[Rochester Division
None
Mark S. Vandehey,]
{May 1999).

James C. Swain,
Vice Chairman of the Board Chairman, CEO and Trustee, Director or Managing
Partner of the Denver-based Oppenheimer Funds; formerly, President and
Director of} [Vice President  Vice President of OppenheimerFunds Distributor,
Inc.,] Centennial Asset Management Corporation and {Chairman of the Board of}
Shareholder Services, Inc.[
Maureen Van Norstrand] {Susan Switzer},
Assistant Vice President[     None
Vincent Vermette,] {None.

Anthony A. Tanner,
Vice President: Rochester Division None.

Paul Temple,
Vice President  Formerly  (until May 2000) Director of Product  Development at
Prudential.

Angela Uttaro,}
Assistant Vice President[     ] {None.

Mark Vandehey,
Vice President None.

Maureen VanNorstrand,
}Assistant Vice President [of OppenheimerFunds Distributor, Inc.
Phillip F.] {None.

Annette Von Brandis,
Assistant Vice President None.

Phillip } Vottiero,
Vice President {Chief Financial officer for the Sovlink Group (April 1996 -
June 1999).} [                None
Samuel Sloan Walker,]
{Teresa }[Vice President      Vice President of HarbourView Asset Management
Corporation.
Teresa M.] Ward,
Vice President[               Vice President of OppenheimerFunds Distributor,
Inc.
Jerry A.] {None.

Jerry } Webman,
Senior Vice President[  ] {Senior Investment Officer, Director of Fixed
Income.

Barry Weiss,
Assistant Vice President Fitch IBCA (1996 January 2000)

Christine Wells,
Vice President None.

Joseph Welsh,
Assistant Vice President None.

William L. Wilby,
Senior Vice President Senior Investment Officer, Director of International
Equities;} Senior Vice President of HarbourView Asset Management Corporation.[
Christopher D. Weiler,
Assistant Vice President:
Rochester Division            None
Barry D. Weiss,
Vice President                None
Melissa Lynn Weiss,
Vice President                Formerly an Associate at Hoguet Newman & Regal,
LLP (January 1998-May 2002).
Christine Wells,
Vice President                None
Joseph J. Welsh,
Vice President                Vice President of HarbourView Asset Management
Corporation.
Diederick Wermolder,
Vice President                Director of OppenheimerFunds International
Ltd.; Senior Vice President (Managing Director of the International Division)
of OFI Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc. Formerly, Assistant Vice President with Gruntal & Co. LLC
(September 1998 - October 2000); member of the American Society of Pension
Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President         Formerly Senior Vice President of HarbourView
Asset Management Corporation (May 1999-July 2002).
Donna M.] {Donna} Winn,
Senior Vice President {Vice President (since March 2000)} [
President, Chief Executive Officer and Director] of OFI Private Investments,
Inc.[; Director and President of OppenheimerFunds Legacy Program; Senior Vice
President of OppenheimerFunds Distributor, Inc.
Kenneth Winston,
Senior Vice President         Principal at Richards & Tierney, Inc. (until
June 2001).
]Brian W. Wixted,
Senior Vice President and
Treasurer[                    ]Treasurer {(since March 1999)} of HarbourView
Asset Management Corporation{, Shareholder Services}[; OppenheimerFunds
International Ltd., Oppenheimer Partnership Holdings], Inc., Oppenheimer Real
Asset Management Corporation, [Shareholder Services, Inc.,] Shareholder
Financial Services, Inc. {and Oppenheimer Partnership Holdings, Inc., of}[,
]OFI Private Investments, Inc. {(since March 2000) and of OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds plc (since May 2000)}
[and OFI Institutional Asset Management, Inc.]; Treasurer and Chief Financial
Officer {(since May 2000) of PIMCO} [of Oppenheimer] Trust Company; Assistant
Treasurer {(since March 1999)} of Oppenheimer Acquisition Corp. and
[OppenheimerFunds Legacy Program.
]  {of  Centennial   Asset  Management   Corporation;   an  officer  of  other
Oppenheimer funds;  formerly  Principal and Chief Operating  Officer,  Bankers
Trust Company - Mutual Fund Services Division (March 1995 - March 1999).

}Carol Wolf,
Senior Vice President[        Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,] {An officer and/or portfolio manager of certain  Oppenheimer funds;  serves  on the  Board  of  Chinese
                                    Children  Adoption  International  Parents
                                    Council,  Supporters of Children,  and the
                                    Advisory   Board  of   Denver   Children‘s
                                    Hospital Oncology Department.

Kurt Wolfgruber}
Senior Vice President[        Director of Tremont Advisers, Inc. (as of
January 2002).
Caleb C.] {Senior Investment  Officer,  Director of Domestic Equities;  member of the  Investment  Product  Review  Committee and the Executive  Committee of
HarbourView  Asset  Management  Corporation;  formerly  (until  April  2000) a
Managing Director and Portfolio Manager at J.P. Morgan Investment  Management,
Inc.

Caleb } Wong,
Vice President {An officer and/or portfolio manager of certain Oppenheimer funds (since June 1999) .} [  None
Edward C. Yoensky,]
{Robert G. Zack,} [Assistant Vice President
None
Robert G. Zack]
Senior Vice President and
{Assistant Secretary, Associate
General Counsel Assistant Secretary of Shareholder Services, Inc. (since May
1985),} [General Counsel      General Counsel and Director of
OppenheimerFunds Distributor, Inc.; General Counsel of Centennial Asset
Management Corporation; Senior Vice President and General Counsel of
HarbourView Asset Management Corporation and OFI Institutional Asset
Management, Inc.; Senior Vice President, General Counsel and Director of]
Shareholder Financial Services, Inc.{(since November 1989), }[, Shareholder
Services, Inc., OFI Private Investments, Inc. and Oppenheimer Trust Company;
Vice President and Director of Oppenheimer Partnership Holdings, Inc.;
Secretary of OAC Acquisition Corp.; Director and Assistant Secretary of]
OppenheimerFunds International Ltd. {and Oppenheimer Millennium Funds plc
(since October 1997); an officer of other Oppenheimer funds.}[; Director of
Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds
Legacy Program.
Jill Zachman,]
{Jill Zachman,
Assistant} Vice President: {
}Rochester Division[          ]None[
]{.

}Neal [A.] Zamore,
Vice President {Director e-Commerce; formerly (until May 2000) Vice President
at GE Capital.} [             None
Mark D. Zavanelli,]
{Mark Zavanelli,} [Vice President
None
Alex Zhou,]
Assistant Vice President[     ]None[
]{.

}Arthur J. Zimmer,
Senior Vice President[        ]Senior Vice President (since April 1999) of
HarbourView Asset Management Corporation[.
]{; Vice  President of Centennial  Asset  Management  Corporation;  an officer and/or portfolio manager of certain Oppenheimer funds.

Susan Zimmerman,
Vice President None.}

The  Oppenheimer  Funds include the {New  York-based  Oppenheimer  Funds,  the
Denver-based  Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as
set forth below:} [following:]

{Board I Funds} [Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)]
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
[Oppenheimer Capital Income Fund]
Oppenheimer Capital Preservation Fund
[Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)]
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
[Oppenheimer Emerging Growth Fund]
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
[Oppenheimer High Yield Fund
Oppenheimer International Bond Fund]
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
[Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund]
Oppenheimer Money Market Fund, Inc.
[Oppenheimer Multiple Strategies Fund]
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust [(3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer   Rochester  National   Municipals]   {Oppenheimer   Multiple
Strategies Fund}
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
[Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund]
Oppenheimer Series Fund, Inc. [(2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund]
Oppenheimer Special Value Fund
[Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC]
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
{Board II Funds} [Oppenheimer Variable Account Funds (10 series):]
     {Centennial America Fund, L.P.} [Oppenheimer Aggressive Growth Fund/VA]
     {Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund} [Oppenheimer Bond Fund/VA]
     Oppenheimer Capital {Income Fund} [Appreciation Fund/VA]
     {Oppenheimer High Yield Fund} [Oppenheimer Global Securities Fund/VA]
     {Oppenheimer Integrity Funds} [Oppenheimer High Income Fund/VA]
     {Oppenheimer International Bond Fund
Oppenheimer  Limited-Term  Government Fund}  [Oppenheimer Main Street Growth &
Income Fund/VA]
     Oppenheimer Main Street Small Cap {Fund} [Fund/VA]
     {Oppenheimer Main Street Funds, Inc.} [Oppenheimer Money Fund/VA]
     {Oppenheimer Municipal Fund} [Oppenheimer Multiple Strategies Fund/VA]
     {Oppenheimer Real Asset Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds} [Oppenheimer Strategic Bond Fund/VA]
Panorama Series Fund, Inc. [(4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio] {Board III Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.}
Rochester Fund Municipals

[The address of the  Oppenheimer  funds listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.]

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management {Corp.}  [Corporation],  Oppenheimer  Partnership
Holdings,   Inc.,   Oppenheimer   Acquisition   Corp.   {and}[,]  OFI  Private
Investments,  Inc.  {is Two World  Trade  Center}[,  OFI  Institutional  Asset
Management,  Inc. and Oppenheimer  Trust Company is 498 Seventh  Avenue],  New
York, New York {10048-0203.} [10018.]

{The address of the New York-based  Oppenheimer  Funds,  the Quest Funds,  the
Denver-based   Oppenheimer  Funds,   Shareholder  Financial  Services,   Inc.,
Shareholder  Services,  Inc.,  OppenheimerFunds  Services,   Centennial  Asset
Management  Corporation,  Centennial Capital Corp., and Oppenheimer Real Asset
Management,  Inc. is 6803 South Tucson Way,  Englewood,  Colorado 80112.} [The
address of Tremont Advisers,  Inc. is 555 Theodore Fremd Avenue,  Suite 206-C,
Rye, New York 10580.]

{The address of the Rochester-based funds is 350 Linden Oaks,  Rochester,  New
York 14625-2807.} [The address of OppenheimerFunds  International Ltd. is Bloc
C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.]

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant‘s shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant‘s principal underwriter are:

Name & Principal
{Positions & Offices Positions & Offices
Business Address with Underwriter with Registrant

Jason Bach Vice President None
31 Raquel Drive
Marietta, GA 30064

William Beardsley (2) Vice President None

Peter Beebe Vice President None
876 Foxdale Avenue
Winnetka, IL 60093

}[Business Address      Position & Office
with Underwriter  Position and Office
with Registrant
Robert Agan(1)                 Vice President            None
Janette Aprilante(1)           Secretary                 None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067             Vice President            None
Kathleen Beichert(1)           Vice President            None
Gabriella Bercze(2)            Vice President            None
]Douglas S. Blankenship
{Vice President None} [17011 Woodbark]
{17011 Woodbank} [Spring, TX 77379                       Vice President
None
Tracey Blinzler(1)             Assistant Vice President  None
Kevin Bonner(1)                Vice President            None
L. Scott Brooks(2)             Vice President            None
Kevin E. Brosmith]
{Spring, TX 77379} [170 Phillip Court]
{Kevin Brosmith }[Lake Bluff, IL 60044    ]Senior Vice President {None.
856 West Fullerton
Chicago, IL 60614

Susan Burton(2) Vice President None

Robert Coli Vice President None} [                       None
Jeffrey W. Bryan(2)            Vice President            None
Susan Burton
412 Towne Green Circle
Addison, TX 75001              Vice President            None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618               Vice President            None
Robert A. Coli]
12 White Tail Lane
Bedminster, NJ 07921[          Vice President            None
Jill E. Crockett(2)            Assistant Vice President  None
Jeffrey D. Damia(2)            Vice President            None
John Davis(2)                  Assistant Vice President  None
Stephen J. Demetrovits(2)      Vice President            None
Joseph A. DiMauro] {William Coughlin Vice President None
1730 N. Clark Street
#3203
Chicago, IL 60614

Jeff Damia(2) Vice President None

Stephen Demetrovits(2) Vice President None

Christopher DeSimone Vice President None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael Dickson Vice President None
21 Trinity Avenue
Glastonburg, CT 06033

Joseph DiMauro Vice President None}
244 McKinley Avenue
Grosse Pointe Farms, MI 48236[ Vice President            None
Steven Dombrower(w)            Vice President            None
George P. Dougherty] {Andrew John Donohue(2) Executive Vice Secretary }
{President and Director }[4090 Redbud Circle]
{G. Patrick Dougherty (2) Vice President None} [Doylestown, PA 18901
Vice President                 None
Cliff H. Dunteman]
{Cliff Dunteman Vice President None
940 Wedgewood Drive} [1196 Fieldstone Dr.]
Crystal Lake, IL 60014[-1642   ] {Wendy H. Ehrlich} Vice President[
None
John Eiler(2)     ] {None
4 Craig Street
Jericho, NY 11753

Kent Elwell} Vice President[   ]None[
Kent M. Elwell]
35 Crown Terrace
Yardley, PA 19067[             Vice President            None
Gregg A. Everett] {George Fahey Vice President None}
{9 Townview Ct.} [7124 Trysail Circle
Tampa, FL 33607                Vice President            None
George R. Fahey
9 Townview Court]
Flemington, NJ 08822[          ] {Eric Fallon} Vice President[
]None[
Eric C. Fallon]
10 Worth Circle
Newton, MA [02458              Vice President            None
] {02158

}Katherine P. Feld(2)[  ]Vice President[  Assistant] {and None
Corporate} Secretary[
]Mark {Ferro} [J. Ferro(2)     ]Vice President[          None
] {None
43 Market Street
Breezy Point, NY 11697

}Ronald H. Fielding(3)[        Vice President            None
Patrick W. Flynn (1)    ] {Vice President None

John ("J") Fortuna(2) Vice President None

Ronald R. Foster} Senior Vice President[                 None
John E. Forrest(2)             Senior Vice President     None
John (J) Fortuna(2)           Vice President            None
P. Lyman Foster(2)             Senior Vice President     None
Luiggino J. Galleto] {None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece(1) Assistant Vice President None

Luiggino Galleto Vice President None}
10302 Riesling Court
Charlotte, NC 28277[           Vice President            None
Michelle M. Gans] {Michelle Gans Vice President None}
{18771 The Pines} [2700 Polk Street, Apt. #9]
{Eden Prairie, MN 55347

L. Daniel Garrity Vice President None
27 Covington Road
Avondale Estates, GA 30002

Lucio Giliberti Vice President None} [San Francisco, CA 94109
Vice President                 None
Lucio Giliberti]
6 Cyndi Court
Flemington, NJ 08822[          Vice President            None
Raquel Granahan(2)             Vice President            None
Ralph Grant(2)                 Senior Vice President     None
Michael D. Guman] {Ralph Grant(2) Senior Vice President/ None}
{National Sales Manager

Michael Guman Vice President None
3913 Pleasent} [3913 Pleasant] Avenue
Allentown, PA 18103[           Vice President            None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759           Assistant Vice President  None
Clifford W. Heidinger] {Webb Heidinger Vice President None}
90 Gates Street
Portsmouth, NH 03801[          ] {Phillip Hemery} Vice President {None} [
None
Phillipe D. Hemery]
184 Park Avenue
Rochester, NY 14607[           Vice President            None
Elyse R. Jurman Herman] {Brian Husch(2) Vice President None

Edward Hrybenko (2) Vice President None

Richard L. Hymes(2) Assistant Vice President None

Byron Ingram(1) Assistant Vice President None

Kathleen T. Ives(1) Vice President None

Eric K. Johnson Vice President None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson Vice President None
409 Sundowner Ridge Court
Wildwood, MO 63011

Elyse Jurman Vice President None}
1194 Hillsboro Mile, {#}[Villa] 51
Hillsboro Beach, FL  33062[    Vice President            None
Wendy G. Hetson] {John Kavanaugh Vice President None}
{2 Cervantes Blvd.} [4 Craig Street
Jericho, NY 11753              Vice President            None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019              Vice President            None
William E. Hortz(2)            Vice President            None
Edward Hrybenko(2)             Vice President            None
Brian F. Husch(2)              Vice President            None
Richard L. Hymes(2)            Assistant Vice President  None
Kathleen T. Ives(1)            Vice President            Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941          Vice President            None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017         Vice President            None
John S. Kavanaugh
2 Cervantes], Apt. #301
San Francisco, CA 94123[       Vice President            None
Christina J. Keller(2)         Vice President            None
Brian G. Kelly] {Brian Kelly Vice President None}
60 Larkspur Road
Fairfield, CT 06430[           ] {Michael Keogh(2)} Vice President[
None
Michael Keogh(2)               Vice President            None
] {None

}Lisa Klassen(1)[              ]Assistant Vice President[
]None[
]Richard Klein {Senior Vice President None}
4820 Fremont Avenue So.
Minneapolis, MN 55409[         Senior Vice President     None
Richard Knott(2)               Vice President            None
Dean Kopperud(2)               Senior Vice President     None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062             Senior Vice President     None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126            Vice President            None
Tracey Lange(2)                Vice President            None
Paul R. LeMire                 Vice President            None
Dawn Lind] {Brent Krantz Vice President None
2609 SW 149th Place
Seattle, WA 98166

Oren Lane Vice President None
5286 Timber Bend Drive
Brighton, MI 48116

Dawn Lind Vice President None}
21 Meadow Lane
Rockville Centre, NY 11570[    Vice President            None
Malissa Lischin(2)             Assistant Vice President  None
James V. Loehle] {James Loehle Vice President None}
30 Wesley Hill Lane
Warwick, NY 10990[             Vice President            None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206               Vice President            None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782             Vice President            None
Michael Magee(2)               Vice President            None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657              Vice President            None
Todd A. Marion] {John Lynch (2) Vice President None

Michael Magee(2) Vice President None

Steve Manns Vice President None
1941 W. Wolfram Street
Chicago, IL 60657

Todd Marion Vice President None}
3 St. Marks Place
Cold Spring Harbor, NY 11724[  Vice President            None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126      Vice President            None
LuAnn Mascia(2)                ] {LuAnn Mascia(2) }Assistant Vice President[
]None[
]Theresa-Marie Maynier {Vice President None}
2421 Charlotte Drive
Charlotte, NC 28203[           ] {Anthony Mazzariello} Vice President {None} [
None
Anthony P. Mazzariello]
704 Beaver Road
Leetsdale, PA 15056[           ] {John McDonough} Vice President {None} [
None
John C. McDonough]
3812 Leland Street
Chevy Chase, MD 20815[         ] {Kent McGowan} Vice President {None} [
None
Kent C. McGowan]
18424 12th Avenue West
Lynnwood, WA 98037[            Vice President            None
John V. Murphy(2)              Director                  President, Principal
Executive Officer and Trustee/Director
Wendy Jean Murray] {Laura Mulhall(2) Senior Vice President None

Charles Murray Vice President None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray Vice President None}
32 Carolin Road
Upper Montclair, NJ 07043[     Vice President            None
Christina Nasta(2)             Assistant Vice President  None
Kevin P. Neznek(2)             Vice President            None
Chad V. Noel] {Denise-Marie Nakamura Vice President None
4111 Colony Plaza
Newport Beach, CA 92660

John Nesnay Vice President None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin Neznek(2) Vice President None

Chad V. Noel Vice President None}
2408 Eagleridge Drive
Henderson, NV 89014[           Vice President            None
Raymond C. Olson(1)            ] {Alan Panzer} Assistant Vice President [&
Treasurer                      None
Brian C. Perkes] {None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin Parchinski Vice President None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira Vice President None
2707 Via Arboleda
San Clemente, CA 92672

Brian Perkes Vice President None}
8734 Shady Shore Drive
Frisco, TX 75034[              Vice President            None
]Charles K. Pettit {Vice President None}
22 Fall Meadow Drive
Pittsford, NY 14534[           Vice President            None
William L. Presutti] {Bill Presutti(2) Vice President None}
{Steve Puckett Vice President None} [238 Kemp Avenue]
{5297 Soledad Mountain Road
San Diego, CA 92109

Elaine Puleo(2)} [Fair Haven, NJ 07704                   Vice President
None
Elaine Puleo-Carter(2)         ]Senior Vice President {None} [
None
Christopher L. Quinson]
{Minnie Ra Vice President None} [19 Cayuga Street
Rye, NY 10580                  Vice President            None
Minnie Ra]
100 Dolores Street, #203
Carmel, CA 93923[              Vice President            None
Heather Rabinowitz(2)          Assistant Vice President  None
Gary D. Rakan] {Dustin Raring Vice President None}
{184 South Ulster} [25031 Woodridge Triangle]
{Denver, CO 80220

Michael Raso Vice President None} [Farmington, MI 48335  Vice President
None
Michael A. Raso]
16 N. Chatsworth Ave.[,] Apt. 301
Larchmont, NY 10538[           ] {Douglas Rentschler} Vice President {None} [
None
Douglas Rentschler]
677 Middlesex Road
Grosse Pointe Park, MI 48230[  Vice President            None
Louis H. Reynolds(2)           Vice President            None
Michelle Simone Richter(2)     Vice President            None
Ruxandra Risko(2)              Vice President            None
David R. Robertson(2)   ] {Michelle Richter(2) Assistant Vice President None

Ruxandra Risko(2) Vice President None

David Robertson(2) }Senior Vice President{, None
Director of Variable
Accounts

Kenneth Rosenson Vice President None
26966 W. Malibu
Cove Colony Drive
Malibu, CA 90265

James Ruff(2) President & Director None

William Rylander (2) Vice President None

Alfredo Scalzo Vice President None
9616 Lale} [                   None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265               Vice President            None
James H. Ruff(2)               President & Director      None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066               Vice President            None
Thomas Sabow(2)                Vice President            None
Alfredo Scalzo
9616 Lake] Chase Island Way
Tampa, FL 33626[               ] {Michael Sciortino} Vice President {None} [
None
Michael Sciortino]
785 Beau Chene Drive
Mandeville, LA 70471[          ] {Eric Sharp} Vice President[
]None[
Eric Sharp]
862 McNeill Circle
Woodland, CA 95695[            ] {Michelle Simone - Ricter(2) Assistant} Vice
President[                     None
Debbie Simon(2)   ] {None

Kristen Sims (2)} Vice President[                        ]None[
]Douglas [Bruce] Smith {Vice President None}
808 South 194th Street
Seattle,WA 98148[              Vice President            None
William A. Spetrino] {David Sturgis Vice President None}
{81 Surrey Lane} [7631 Yennicook Way]
{Boxford, MA 01921

Peter Sullivan Vice President None
21445 S. E 35th Street
Issaquah, WA 98029

Brian Summe Vice President None} [Hudson, OH 44236       Vice President
None
Bryan Stein(2)                 Vice President            None
John Stoma(2)                  Senior Vice President     None
Brian C. Summe]
239 N. Colony Drive
Edgewood, KY 41017[            Vice President            None
Michael Sussman(2)             Vice President            None
George T. Sweeney] {Michael Sussman(2) Vice President None}
{Andrew Sweeny Vice President None
5967 Bayberry Drive
Cincinnati, OH 45242

George Sweeney Senior Vice President None
5 Smokehouse} [5 Smoke House] Lane
Hummelstown, PA 17036[         Senior Vice President     None
 ]Scott McGregor Tatum {Vice President None}
 704 Inwood
Southlake, TX 76092[           Vice President            None
James Taylor(2)                Assistant Vice President  None
Martin Telles(2)  ] {Martin Telles(2) }Senior Vice President {None

David G. Thomas Vice President None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Tanya Valency (2)} [           None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201            Vice President            None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062               Vice President            None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657              Vice President            None
Tanya Valency(2)               Vice President            None
Mark Vandehey(1)               Vice President            None
Vincent Vermete                ]Assistant Vice President {None} [
None
Teresa Ward(1)                 Vice President            None
Michael J. Weigner]
{Mark Vandehey(1) Vice President None} [4905 W. San Nicholas Street]
{Brian Villec (2) Vice President None

Andrea Walsh(1) Vice President None

Suzanne Walters(1) Assistant Vice President None

Michael Weigner Vice President None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise Vice President None} [Tampa, FL 33629         Vice President
None
Donn Weise]
3249 Earlmar Drive
Los Angeles, CA 90064[         Vice President            None
Catherine White(2)             Assistant Vice President  None
Thomas Wilson(2)               Vice President            None
Donna Winn(2)                  Senior Vice President     None
Philip Witkower(2)             Senior Vice President     None
Cary Patrick Wozniak] {Marjorie Williams Vice President None
6930 East Ranch Road
Cave Creek, AZ 85331

Cary Wozniak Vice President None}
18808 Bravata Court
San Diego, CA 92128[           Vice President            None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021           Vice President            None
Robert G. Zack(2)              General Counsel & Director
Secretary
] {Gregor Yuska(2) Vice President None}
(1)6803 South Tucson Way, {Englewood,} [Centennial,] CO 80112[-3924
(2)498  Seventh  Avenue]{(2)Two  World  Trade  Center},  New York,  NY {10048}
[10018]
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the {28th} [20th] day of {February} [December], 2002.

      Oppenheimer Emerging Growth Fund

            /s/ John V. Murphy
      By: ________________________________
       John V. Murphy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures  Title Date

/s/ Leon Levy*                      Chairman of the
-------------------------------------           Board of Trustees
{February 28,} [December 20,] 2002
Leon Levy

/s/ Donald W. Spiro*                      Vice Chairman and
-------------------------------------           Trustee
{February 28,} [December 20,] 2002
Donald W. Spiro

/s/ Robert G. Galli*                      Trustee
{February 28,} [December 20,] 2002

-------------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                 Trustee
{February 28} [December 20], 2002

------------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*              Trustee                       {February
28,} [December 20,] 2002

-------------------------------------
Benjamin Lipstein

[/s/ Joel W. Motley *                      Trustee          December 20, 2002
------------------------------
Joel W. Motley]

/s/ John V. Murphy *                       President,
-------------------------------------           Principal Executive
John V. Murphy                      Officer, Trustee        {February 28,}
[December 20,] 2002

/s/ Elizabeth B. Moynihan*
-------------------------------------           Trustee
{February 28,} [December 20,] 2002
Elizabeth B. Moynihan

/s/ Kenneth A. Randall
------------------------------------                  Trustee
{February 28,} [December 20,] 2002
Kenneth A. Randall

/s/ Edward V. Regan*
-------------------------------------           Trustee
{February 28,} [December 20,] 2002
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*             Trustee
{February 28} [December 20], 2002
-------------------------------------
Russell S. Reynolds, Jr.

/s/ Brian W. Wixted*                      Treasurer &
{February 28} [December 20], 2002
-------------------------------------           Principal Accounting
Brian W. Wixted                     Officer

/s/ Clayton K. Yeutter*             Trustee                       {February
28,} [December 20,] 2002

-------------------------------------
Clayton K. Yeutter

* By: /s/ Robert G. Zack
      Robert G. Zack, Attorney-In-Fact

                      {OPPENHEIMER EMERGING GROWTH FUND

                   Initial} Registration Statement [No. 2]

                                EXHIBIT INDEX

Exhibit No.       Description

23{(i) Opinion and}[(j) Independent Auditor‘s] Consent {of Counsel}[.]

                       OPPENHEIMER EMERGING GROWTH FUND

FORM N-1A

PART C

OTHER INFORMATION

Item 23. - Exhibits

(a)   Amended and Restated Declaration of Trust dated August 4, 2000:
Previously filed with the initial Registration Statement of Oppenheimer
Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000 and incorporated herein by reference.

(b)   By-Laws: Previously filed with the initial Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000 and
incorporated herein by reference.

(i)Specimen Class A Share Certificate: Previously filed with the initial
Registration
Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August
21, 2000 and incorporated herein by reference.

      (ii)Specimen Class B Share Certificate: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

      (iii) Specimen Class C Share Certificate: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

      (iv)Specimen Class N Share Certificate: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

      (iv)Specimen Class Y Share Certificate: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

(d)   Form of Investment Advisory Agreement: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

(e)   (i)  Form of General Distributor‘s Agreement: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176) on August 21, 2000 and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(f)   (i) Amended and {Reinstated} [Restated] Retirement Plan for
Non-Interested Trustees or Directors dated 8/9/01: Previously filed with
Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer
Gold & Special Minerals Fund (Reg. No.{.} 2-82590), 10/25/01, and
incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: {Filed} [Previously filed] with Post-Effective Amendment
No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals
Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(g)   (i) {Form of Custody Agreement} [Amendment dated December 6, 2002 to the Global Custodial Services Agreement dated May 3, 2001 between Registrant and Citibank, N.A.]: Previously filed with the {initial} [Initial]
Registration Statement of Oppenheimer {Emerging Growth} [Total Return Bond]
Fund (Reg. No. 333-{44176) on August 21, 2000} [101878), 12/16/02,] and
incorporated herein by reference.

      (ii) {Amended and Restated Foreign Custody Manager Agreement dated
4/3/01} [Amendment dated August 28, 2002 to the Global Custodial Services
Agreement dated May 3, 2001 between Registrant and Citibank, N.A.]:
Previously filed with Post-Effective Amendment No. {34} [29] to the
Registration Statement of Oppenheimer {Gold & Special Minerals} [Discovery]
Fund (Reg. No. {2-82590), 10/25/01} [33-371), 11/22/02], and incorporated herein by reference.

      {(iii) Amendment dated 4/3/01 to Custody Agreement dated 11/12/92}[(ii)
Global Custodial Services Agreement dated May 3, 2001 between Registrant and
Citibank, N.A.]: Previously filed with Post-Effective Amendment No. {34} [33]
to the Registration Statement of {Oppenheimer Gold & Special Minerals Fund}
[Centennial Money Market Trust] (Reg. No. 2-{82590)} [65245)], 10/25/01, and
incorporated herein by reference.

(h)   Not applicable.

Opinion and Consent of Counsel: Previously filed with Registrant‘s
Pre-Effective Amendment No. 3 (10/31/00) and incorporated herein by reference.

Independent Auditors‘ Consent: Filed herewith.

Not applicable.

(l)  Investment Letter from OppenheimerFunds, Inc. to Registrant: Previously filed with Registrant‘s Pre-Effective Amendment No. 2 (10/24/00) and
incorporated herein by reference.

(m)   (i)  Form of Service Plan and Agreement for Class A shares: Previously filed with the initial Registration Statement of Oppenheimer Emerging Growth
Fund (Reg. No. 333-44176) on August 21, 2000 and incorporated herein by reference.

      (ii) Form of Distribution and Service Plan and Agreement for Class B
shares: Previously filed with the initial Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000 and
incorporated herein by reference.

      (iii) Form of Distribution and Service Plan and Agreement for Class C
shares: Previously filed with the initial Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000 and
incorporated herein by reference.

      (iv) Form of Distribution and Service Plan and Agreement for Class N
shares: Previously filed with the initial Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000 and
incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01: Previously filed with Post-Effective Amendment
No. 20 to the Registration Statement of Oppenheimer Cash Reserves (Reg. No.
33-23223), 9/27/01, and incorporated herein by reference.

[(o)  (i)] Powers of Attorney for all Trustees/Directors and [Principal]
Officers except for [Joel W. Motley and] John [V.] Murphy (including
Certified Board Resolutions): Previously filed with Pre-Effective Amendment
No. 1 to the Registration Statement of Oppenheimer Emerging Growth Fund (Reg.
No. 333-44176), 10/5/00, and incorporated herein by reference.

      [(ii)] Power of Attorney for John Murphy (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. {45} [41] to the Registration Statement of Oppenheimer U.S. Government Trust [(Reg. No.
2-76645), 10/22/01,]{

      (p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated
March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with the initial Registration Statement of Oppenheimer
Emerging Growth Fund (Reg. No. 333-44176) on August 21, 2000} and
incorporated herein by reference.

      {---Powers}[(iii) Power] of Attorney for {all Trustees/Directors} [Joel
W. Motley (including Certified Board Resolution)]: Previously filed with
{Registrant‘s Pre-Effective Amendment number 1 (10/5/00)} [Post-Effective
Amendment No. 8 to the Registration Statement of Oppenheimer International
Small Company Fund (Reg. 333-31537), 10/22/02,] and incorporated herein by reference.

(p)   [Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
      15, 2002 under Rule 17j-1 of the Investment Company Act of 1940:
      Previously filed with Post-Effective Amendment No. 29 to the
      Registration Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
      11/22/02, and incorporated by reference.]

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant‘s Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position {Other Business and Connections
}with OppenheimerFunds, Inc.[
Other Business and Connections] During the Past Two Years[
Timothy L. Abbuhl,
Assistant Vice President      None
Amy B. Adamshick,
Vice President                None
]Charles E. Albers,
Senior Vice President[        None
Edward J.] {An officer and/or portfolio  manager of certain  Oppenheimer funds
(since April 1998); a Chartered Financial Analyst.

Edward } Amberger,
Assistant Vice President[     None
Erik Anderson,] {None.

Janette Aprilante}
Assistant Vice President {None.} [
None
Janette Aprilante,]
{Victor }[Vice President & Secretary
As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc.,
Centennial Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Real Asset Management, Inc., Shareholder Financial
Services, Inc., Shareholder Services, Inc.; Assistant Secretary of
HarbourView Asset Management Corporation, OFI Private Investments, Inc.,
Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.
Hany S. Ayad,
Assistant Vice President      None
Victor W.] Babin,
Senior Vice President[        ]None[
]{.

}Bruce [L.] Bartlett,
Senior  Vice  President  {An  officer  and/or  portfolio  manager  of  certain
Oppenheimer funds.

}[                            None
John Michael Banta,
Assistant Vice President      None
Lerae A. Barela,
Assistant Vice President      None
]George Batejan,
Executive Vice President/
Chief Information Officer {Formerly Senior} [
None
Kevin Baum,]
Vice President{(until May 1998).

}[                            None
Jeff Baumgartner,
Assistant Vice President      None
]Connie Bechtolt,
Assistant Vice President {None.

}[                            None
Robert Behal
Assistant Vice President      Assistant Vice President of HarbourView Asset
Management Corporation. Formerly, Associate Director at MetLife (Jan 2000-May
2000).
]Kathleen Beichert,
Vice President {None.

}[                            Vice President of OppenheimerFunds Distributor,
Inc.
Erik S. Berg,
Assistant Vice President      None
]Rajeev Bhaman,
Vice President[               ]None[
]{.

}Mark Binning[,]
Assistant Vice President[     ]None[
]{.

}Robert J. Bishop,
Vice President[               None
] {Vice  President of Mutual Fund  Accounting  (since May 1996); an officer of other Oppenheimer funds.

}John R. Blomfield,
Vice President[               ]None[
]{.

}Chad Boll,
Assistant Vice President[     ]None[
Lowell] Scott Brooks,
Vice President {None.} [      Vice President of OppenheimerFunds Distributor,
Inc.
Richard Buckmaster,]
{Jeffrey Burns,
Vice  President/Assistant  Counsel  Stradley,  Ronen  Stevens  and Young,  LLP
(February 1998-September 1999).

Adele Campbell,} [Vice President
None
Mark Burns,]
Assistant Vice President {& Assistant }[
Formerly a Marketing Manager with Alliance Capital Management (October
1999-April 2001).
Bruce Burroughs]
{Treasurer: Rochester Division Formerly} [Vice President
None
Claudia Calich],[
]Assistant Vice President[    None
] {of Rochester Fund Services, Inc.

}Michael A. Carbuto,
Vice President[               None
Ronald  G.  Chibnik,]  {An  officer  and/or   portfolio   manager  of  certain
Oppenheimer funds; Vice President of Centennial Asset Management Corporation.

John Cardillo,}
Assistant Vice President[     Director of technology for Sapient Corporation
(July, 2000-August 2001); software architect for Sapient Corporation (March
1997-July 2000).
] {None.

Elisa Chrysanthis
Assistant Vice President None.

}H.C. Digby Clements,
Vice President: Rochester Division {None.

}[                            None
Peter V. Cocuzza,
Vice President                None
Julie C. Cusker,
Assistant Vice President:
Rochester Division            None
John Damian,
Vice President                Formerly senior analyst/director for Citigroup
Asset Management (November 1999-September 2001).
]O. Leonard Darling,
Vice Chairman, {Chief
Executive Officer and
}Executive Vice [
]President[, Chief Investment
Officer & Director            ]Chairman of the Board and a director (since
June 1999) and Senior Managing Director (since December 1998) of HarbourView
Asset Management Corporation; a director (since [July 2001) of Oppenheimer
Acquisition Corp.; a director (since] March 2000) of OFI Private Investments,
Inc.; {Trustee (}[Chairman of the Board, Senior Managing Director and
director (since February 2001) of OFI Institutional Asset Management, Inc.;
Trustee (since] 1993) of Awhtolia College - Greece[.
John M.  Davis,]{;  formerly  Chief  Executive  Officer of  HarbourView  Asset
                                    Management  Corporation  (December  1998 -
                                    June 1999).

John Davis}
Assistant Vice President[     Assistant Vice President of OppenheimerFunds
Distributor, Inc.
] {EAB Financial (April 1998-February 1999).

}Robert A. Densen,
Senior Vice President {None.} [
None
Ruggero de‘Rossi,]
{Ruggero de‘Rossi
Vice President Formerly, Chief Strategist at ING Barings (July
1998 March 2000).

Sheri Devereux,
Vice President None.

Max Dietshe
Vice President Deloitte & Touche LLP (1989-1999).

Craig P. Dinsell
Executive Vice President None.

John Doney,
Vice  President An officer  and/or  portfolio  manager of certain  Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director Executive Vice President (since September 1993)
and a director (since January 1992) of the Distributor; Executive Vice
President, General Counsel (since September 1995) and a director (since
August 1994)} [Vice President Vice President ]of HarbourView Asset Management
Corporation{, Shareholder Services, Inc., Shareholder Financial Services,
Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments,
Inc. (since March 2000), and of PIMCO Trust Company (since May 2000);
President and a director of Centennial Asset Management Corporation (since
September 1995) and of Oppenheimer Real Asset Management, Inc. (since July
1996); Vice President and a director (since September 1997) of
OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a
director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; General Counsel (since May 1996)
and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.}[.
Craig P. Dinsell,]
{Bruce} [Executive Vice President
None
Randall C. Dishmon,
Assistant Vice President      Formerly an Associate with Booz Allen &
Hamilton (1998-June 2001).
Rebecca K. Dolan
Vice President                None
Steven D. Dombrower,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Bruce C.] Dunbar,
Vice President {None.} [      None
Richard Edmiston,]
{Daniel }[Assistant Vice President
None
Daniel R.] Engstrom,
Assistant Vice President[     ]None[
Armand B.]{.

Armond} Erpf[,]
Assistant Vice President {None.} [
None
James Robert Erven]
{George }[Assistant Vice President
Formerly an Assistant Vice President/Senior Trader with Morgan Stanley
Investment Management (1999-April 2002).
George R.] Evans,
Vice President[               None
] {An officer and/or portfolio manager of certain Oppenheimer funds.

}Edward N. Everett,
{Assistant} Vice President[   ]None[
]{.

}George Fahey,
Vice President[               Vice President of OppenheimerFunds Distributor,
Inc.
Scott T.] {None.

Leslie A. Falconio,
Vice  President An officer  and/or  portfolio  manager of certain  Oppenheimer funds (since 6/99).

Scott } Farrar,
Vice President[               Vice President of OFI Private Investments, Inc.
] {Assistant  Treasurer of  Oppenheimer  Millennium  Funds plc (since  October
1997); an officer of other Oppenheimer funds.

}Katherine P. Feld,
Vice President, Senior {Counsel
and Secretary Vice President and Secretary of the Distributor; Secretary and
Director of Centennial Asset Management Corporation; Vice President and
Secretary of Oppenheimer Real Asset Management, Inc.; Secretary of
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc.,} [Counsel               Vice President of OppenheimerFunds,
Distributor, Inc.; Vice President, Assistant Secretary and Director of
Centennial Asset Management Corporation; Vice President of Oppenheimer Real
Asset Management, Inc.
Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division  Vice President of OppenheimerFunds Distributor,
Inc.; Director of ICI Mutual Insurance Company; Governor of St. John‘s
College; Chairman of the Board of Directors of International Museum of
Photography at George Eastman House.
P. Lyman Foster,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
David Foxhoven,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Legacy Program.
Colleen M. Franca,
Assistant Vice President      None
Crystal French,
Vice President                None
Dan P. Gangemi,
Vice President                None
Dan Gagliardo,
Assistant Vice President      Formerly an Assistant Vice President with
Mitchell Hutchins (January 2000-October 2000).
Subrata Ghose,
Assistant Vice President      None
Charles W. Gilbert,
Assistant Vice President      None
Alan C. Gilston,
Vice President                None
Sharon M. Giordano,
Assistant Vice President      None
Jill E. Glazerman,
Vice President                None
Paul M. Goldenberg,
Vice President                None
Mike Goldverg,
Assistant Vice President      None
Bejamin J. Gord,
Vice President                Vice President of HarbourView Asset Management
Corporation. Formerly Executive Director with Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).
Laura Granger,
Vice President                Formerly a portfolio manager at Fortis Advisors
(July 1998-October 2000).
Robert Grill,
Senior Vice President         None
Robert Guy,
Senior Vice President         None
David Hager,
Vice President                None
Robert Haley,
Assistant Vice President      None
Marilyn Hall,
Vice President                None
Kelly Haney,
Assistant Vice President      None
Thomas B. Hayes,
Vice President                None
Dorothy F. Hirshman,
Vice President                None
Scott T. Huebl,
Vice President                Assistant Vice President of OppenheimerFunds
Legacy Program.
Margaret Hui,
Assistant Vice President      None
John Huttlin,
Vice President                None
James G. Hyland,
Assistant Vice President      None
Steve P. Ilnitzki,
Senior Vice President         Formerly Vice President of Product Management
at Ameritrade (until March 2000).
Kathleen T. Ives,
Vice President & Assistant Counsel
Vice President of OppenheimerFunds Distributor, Inc.; Vice President and
Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of
OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
William Jaume,
Vice President                Senior Vice President and Chief Compliance
Officer (since April 2000) of HarbourView Asset Management Corporation; and
of OFI Institutional Asset Management, Inc. (since February 2001).
Frank V. Jennings,
Vice President                None
John Jennings,
Vice President                None
John Michael Johnson,
Assistant Vice President      Formerly Vice President, Senior
Analyst/Portfolio Manager at Aladdin Capital Holdings Inc. (February 2001-May
2002) prior to which he was Vice President and Senior Analyst at Merrill
Lynch Investment Managers (October 1996-February 2001).
Lewis A. Kamman,
Vice President                None
Jennifer E. Kane,
Assistant Vice President      None.
Lynn O. Keeshan,
Senior Vice President         None
Thomas W. Keffer,
Senior Vice President         None
Cristina J. Keller,
Vice President                Vice President of OppenheimerFunds Distributor,
Inc.
Michael Keogh,
Vice President                None
Garrett K. Kolb,
Assistant Vice President      None
Walter G. Konops,
Assistant Vice President      None
Avram D. Kornberg,
Senior Vice President         None
James Kourkoulakos,
Vice President                None
Guy E. Leaf,
Vice President                Vice President of Merrill Lynch (January
2000-September 2001.
Christopher M. Leavy,
Senior Vice President         Formerly Vice President and portfolio manager
at Morgan Stanley Investment Management (1997-September 2000).
Dina C. Lee,
Assistant Vice President & Assistant Counsel
Formerly an attorney with Van Eck Global (until December 2000).
Laura Leitzinger,
Vice President                Vice President of Shareholder Financial
Services, Inc.
Michael S. Levine,
Vice President                None
Gang Li,
Assistant Vice President      None
Shanquan Li,
Vice President                None
Mitchell J. Lindauer,
Vice President & Assistant General Counsel
None
Bill Linden,
Assistant Vice President      None
Malissa B. Lischin,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc.
Reed Litcher,
Vice President                None
David P. Lolli,
Assistant Vice President      None
Daniel G. Loughran
Vice President: Rochester Division
None
Patricia Lovett,
Vice President                Vice President of Shareholder Financial
Services, Inc. and Senior Vice President of Shareholder Services, Inc.
Steve Macchia,
Vice President                None
Angelo G. Manioudakis
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation. Formerly Executive Director and portfolio manager for
Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
Management (August 1993-April 2002).
Marianne Manzolillo,
Assistant Vice President      None
Philip T. Masterson,
Vice President & Assistant Counsel
None
Elizabeth McCormack,
Assistant Vice President      Assistant Secretary of HarbourView Asset
Management Corporation.
Charles L. McKenzie,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation and OFI Institutional Asset Management Corporation.
Lisa Migan,
Assistant Vice President      None
Andrew J. Mika,
Senior Vice President         None
Joy Milan,
Vice President                None
Denis R. Molleur,
Vice President & Senior Counsel
None
Nikolaos D. Monoyios,
Vice President                None
Charles Moon,
Vice President                Vice President of HarbourView Asset Management
Corporation. Formerly an Executive Director and Portfolio Manager with Miller
Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June
1999-March 2002).
John Murphy,
Chairman, President, Chief Executive Officer & Director
Director of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Corporation, HarbourView Asset Management Corporation, OFI Private
Investments, Inc., OFI Institutional Asset Management, Inc. and Tremont
Advisers, Inc.; Director (Class A) of Trinity Investments Management
Corporation; President and Director of Oppenheimer Acquisition Corp.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management,
Inc.; Chairman and Director of] Shareholder Financial Services, Inc. and
Shareholder Services, Inc.[; Executive Vice President of MassMutual Life
Insurance Company; director of DLB Acquisition Corp.
Thomas J. Murray,
Vice President                None
Kenneth Nadler,
Vice President                None
David Negri,
Senior Vice President         Senior Vice President of HarbourView Asset
Management Corporation.
Richard Nichols,
Vice President                None
Barbara Niederbrach,
Assistant Vice President      None
Raymond C. Olson,
Assistant Vice President      Assistant Vice President and Treasurer of
OppenheimerFunds Distributor, Inc.; Treasurer of Centennial Asset Management
Corporation.
Frank J. Pavlak,
Vice President                None
David P. Pellegrino,
Vice President                None
Allison C. Pells,
Assistant Vice President      None
James F. Phillips,
Vice President                None
Raghaw Prasad,
Assistant Vice President      Formerly Associate Vice President with
Prudential Securities New York (January 2001-November 2001) prior to which he was a Director/Analytics with Prudential Investments New Jersey (April
1997-November 2001).
Jane C. Putnam,
Vice President                None
Michael E. Quinn,
Vice President                None
Julie S. Radtke,
Vice President                None
Norma J. Rapini,
Assistant Vice President:
Rochester Division            None
Thomas P. Reedy,
Vice President                Vice President (since April 1999) of
HarbourView Asset Management Corporation.
Brian N. Reid,
Assistant Vice President      Formerly an Assistant Vice President with Eaton
Vance Management (January 2000-January 2002).
Kristina Richardson,
Assistant Vice President      None
David Robertson,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
Rob Robis,
Assistant Vice President      None
Antoinette Rodriguez,
Assistant Vice President      None
Jeffrey S. Rosen,
Vice President                None
Richard H. Rubinstein,
Senior Vice President         None
James H. Ruff,
Executive Vice President      President and Director of OppenheimerFunds
Distributor, Inc. and Centennial Asset Management Corporation; Executive Vice
President of OFI Private Investments, Inc.
Andrew Ruotolo
Executive Vice President and Director
Director, Treasurer and Chief Financial Officer of Oppenheimer Acquisition
Corp.; President and director of Shareholder Services, Inc. and Shareholder
Financial Services, Inc.; Director (Class A) of Trinity Investment Management
Corporation; Chairman of the Board, Chief Executive Officer, President and
Director or OFI Trust Company.
Rohit Sah,
Assistant Vice President      None
Valerie Sanders,
Vice President                None
Tricia Scarlata,
Assistant Vice President      Formerly, Marketing Manager of
OppenheimerFunds, Inc. (April 2001-August 2002); Client Service Support
Manager for Sanford C. Bernstein (December 1999-April 2001)
Jeffrey R. Schneider,
Vice President                None
Ellen P. Schoenfeld,
Vice President                None
David Schultz,
Senior Vice President         Chief Executive Officer, President & Senior
Managing Director & Director of OFI Institutional Asset Management, Inc. and
HarbourView Asset Management Corporation; Director (Class A) and Chairman of
Trinity Investment Management Corporation; Director of Oppenheimer Trust
Company.
Scott A. Schwegel,
Assistant Vice President      None
Allan P. Sedmak
Assistant Vice President      None
Jennifer L. Sexton,
Vice President                Vice President of OFI Private Investments, Inc.
Martha A. Shapiro,
Vice President                None
Navin Sharma,
Vice President                Formerly, Manager at BNP Paribas Cooper Neff
Advisors (May 2001-April 2002) prior to which he was Development Manager at
Reality Online/Reuters America Inc. (June 2000-May 2001).
Steven J. Sheerin,
Vice President                Formerly consultant with Pricewaterhouse
Coopers (November 2000-May 2001) prior to which he was a Vice President of
Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).
Bonnie Sherman,
Assistant Vice President      None
David C. Sitgreaves,
Assistant Vice President      None
Edward James Sivigny
Assistant Vice President      Formerly a Director for ABN Amro Securities
(July 2001-July 2002) prior to which he was Associate Director for Barclays
Capital (1998-July 2001).
Enrique H. Smith,
Assistant Vice President      Formerly a business analyst with Goldman Sachs
(August 1999-August 2001).
Richard A. Soper,
Vice President                None
Louis Sortino,
Assistant Vice President:
Rochester Division            None
Keith J. Spencer,
Vice President                None
Marco Antonio Spinar,
Assistant Vice President      Formerly, Director of Business Operations at
AOL Time Warner, AOL Time Warner Book Group (June 2000-December 2001).
Richard A. Stein,] {Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester  Division An officer,  Director and/or portfolio  manager of certain
Oppenheimer funds; presently he holds the following other positions:  Director
(since 1995) of ICI Mutual  Insurance  Company;  Governor  (since 1994) of St.
John‘s  College;  Director (since 1994 - present) of  International  Museum of
Photography at George Eastman House..

David Foxhoven,
Assistant Vice  President  Formerly  Manager,  Banking  Operations  Department
(July 1996 - November 1998).

Crystal French
Vice President None.

Dan Gangemi,
Vice President None.

Erin Gardiner,
Assistant Vice President None.

Subrata Ghose
Assistant Vice  President  Formerly,  Equity  Analyst at Fidelity  Investments
(1995 March 2000).

Charles Gilbert,
Assistant Vice President None.

Alan Gilston,
Vice President None.

Jill Glazerman,
Vice President None.

Mikhail Goldverg
Assistant Vice President None.

Jeremy Griffiths,
Executive Vice President,
Chief Financial Officer and
Director  Chief  Financial  Officer,  Treasurer  and  director of  Oppenheimer
Acquisition  Corp.;  Executive Vice President of HarbourView  Asset Management
Corporation;  President.  Chief Executive  Officer and director of PIMCO Trust
Company;  director  of  OppenheimerFunds,  Legacy  Program  (charitable  trust program);  Vice  President of OFI Private  Investments,  Inc. and a Member and
Fellow of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President None.

Robert Guy
Senior Vice President None.

Robert Haley
Assistant Vice President None.

Thomas B. Hayes,
Vice President None.

Dorothy Hirshman,
Assistant Vice President None

Merryl Hoffman,
Vice President and
Senior Counsel None

Merrell Hora,
Assistant Vice President None.

Scott T. Huebl,
Vice President None.

James Hyland,
Assistant Vice President  Formerly Manager of Customer Research for Prudential
Investments (February 1998 - July 1999).

David Hyun,
Vice President  Formerly  portfolio  manager,  technology analyst and research associate at Fred Alger Management, Inc. (August 1993 June 2000).

Steve Ilnitzki,
Senior  Vice  President  Formerly  Vice  President  of Product  Management  at
Ameritrade (until March 2000).

Kathleen T. Ives,
Vice President None.

William Jaume,
Vice President Senior Vice President  (since April 2000) of HarbourView  Asset
Management Corporation.

Frank Jennings,
Vice  President An officer  and/or  portfolio  manager of certain  Oppenheimer funds.

Andrew Jordan,
Assistant Vice President None.

Deborah Kaback
Vice President and
Senior  Counsel   Senior  Vice   President  and  Deputy  General   Counsel  of
Oppenheimer Capital (April 1989-November 1999).

Lewis Kamman
Vice President Senior Consultant for Bell Atlantic Network  Integration,  Inc.
(June 1997-December 1998).

Jennifer Kane
Assistant Vice President None.

Lynn Oberist Keeshan
Senior Vice President  Formerly (until March 1999) (Vice  President,  Business
Development and Treasury at Liz Claiborne, Inc.

Thomas W. Keffer,
Senior Vice President None.

Erica Klein,
Assistant Vice President None.

Walter Konops,
Assistant Vice President None.

Avram Kornberg,
Senior Vice President None.

Jimmy Kourkoulakos,
Assistant Vice President. None.

John Kowalik,
Senior  Vice  President  An  officer  and/or  portfolio  manager  for  certain
OppenheimerFunds.

Joseph Krist,
Assistant Vice President None.

Michael Levine,
Vice President None.

Shanquan Li,
Vice President None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel None.

Malissa Lischin
Assistant Vice President  Formerly Associate  Manager,  Investment  Management
Analyst at Prudential (1996 March 2000).

David Mabry,
Vice President None.

Bridget Macaskill,
Chairman, Chief Executive Officer
and Director  President,  Chief Executive  Officer and a director (since March
2000) of OFI Private  Investments,  Inc., an investment  adviser subsidiary of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.  (since
August 1994) and Shareholder Financial Services,  Inc. (since September 1995), transfer agent  subsidiaries of the Manager;  President (since September 1995)
and a director  (since October 1990) of  Oppenheimer  Acquisition  Corp.,  the
Manager‘s  parent holding  company;  President  (since  September  1995) and a director (since November 1989) of Oppenheimer  Partnership  Holdings,  Inc., a
holding  company  subsidiary of the Manager;  President and a director  (since
October  1997)  of  OppenheimerFunds  International  Ltd.,  an  offshore  fund management subsidiary of the Manager and of Oppenheimer  Millennium Funds plc;
a director of HarbourView Asset Management  Corporation  (since July 1991) and of  Oppenheimer  Real Asset  Management,  Inc.  (since July 1996),  investment adviser  subsidiaries  of the  Manager;  a  director  (since  April  2000)  of
OppenheimerFunds  Legacy Program,  a charitable  trust program  established by the  Manager;  a director  of  Prudential  Corporation  plc (a U.K.  financial service  company);  President  and  a  trustee  of  other  Oppenheimer  funds;
formerly President of the Manager (June 1991 August 2000).

Steve Macchia,
Vice President None.

Philip T. Masterson,
Vice President None.

Loretta McCarthy,
Executive Vice President None.

Lisa Migan,
Assistant Vice President None.

Andrew J. Mika
Senior  Vice   President   Formerly  a  Second  Vice  President  for  Guardian
Investments (June 1990 October 1999).

Joy Milan
Assistant Vice President None.

Denis R. Molleur,
Vice President and
Senior Counsel None.

Nikolaos Monoyios,
Vice  President  A  Vice  President  and/or   portfolio   manager  of  certain
Oppenheimer funds.

Margaret Mudd
Assistant Vice President  Formerly Vice President  Syndications  of Sanwa Bank
California (January 1998 September 1999).

John Murphy,
President and Chief
Operating  Officer  President of  MassMutual  Institutional  Funds and the MML
Series Funds

Kenneth Nadler,
Vice President None.

David Negri,
Senior  Vice  President  An  officer  and/or  portfolio   manager  of  certain
Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President None.

Robert A. Nowaczyk,
Vice President None.

Ray Olson,
Assistant Vice President None.

Gina M. Palmieri,
Vice  President An officer  and/or  portfolio  manager of certain  Oppenheimer funds (since June 1999).

Robert E. Patterson,
Senior  Vice  President  An  officer  and/or  portfolio   manager  of  certain
Oppenheimer funds.

Frank Pavlak,
Vice President  Formerly.  Branch Chief of Investment Company  Examinations at
U.S. Securities and Exchange Commission (January 1981 - December 1998).

James Phillips
Assistant Vice President None.

David Pellegrino
Vice President None.

Jane Putnam,
Vice  President An officer  and/or  portfolio  manager of certain  Oppenheimer funds.

Michael Quinn,
Assistant Vice President None.

Julie Radtke,
Vice President None.

Russell Read,
Senior Vice President  Senior Vice President (since March 2000) of HarbourView
Asset  Management  Corporation;  Vice  President  of  Oppenheimer  Real  Asset
Management, Inc. (since August 1996).

Thomas Reedy,
Vice  President  Vice  President  (since  April  1999)  of  HarbourView  Asset
Management  Corporation;  an  officer  and/or  portfolio  manager  of  certain
Oppenheimer funds.

John Reinhardt,}
Vice President: Rochester Division[
None
Arthur P. Steinmetz] {None

Jeffrey Rosen,
Vice President None.

Marci Rossell,
Vice President and Corporate  Economist Economist with Federal Reserve Bank of
Dallas (April 1996 March 1999).

Richard H. Rubinstein},
Senior Vice President {An officer and/or portfolio manager of certain
Oppenheimer funds.} [         Senior Vice President of HarbourView Asset
Management Corporation.
Jayne M. Stevlingson,]
{Lawrence Rudnick} [Vice President
None
Gregory J. Stitt,
Vice President                None
John P. Stoma,
Senior Vice President         Senior Vice President of OppenheimerFunds
Distributor, Inc.
Wayne Strauss],
Assistant Vice President {None.}[:]
{James Ruff,} [Rochester Division
None
Michael Stricker,]
{Executive  Vice  President  President and director of the  Distributor;  Vice
President (since March 2000) of OFI Private Investments, Inc.

Andrew Ruotolo
Executive  Vice  President  President  and director of  Shareholder  Services,
Inc.;  formerly  Chief  Operations  Officer for American  International  Group
(August 1997-September 1999).

Rohit Sah,} [Vice President   None
Deborah A. Sullivan,]
Assistant Vice President {None.}[,]
{Valerie Sanders,
Vice President None.

Kenneth Schlupp} [Assistant Counsel
Since December 2001, Secretary of Oppenheimer Trust Company.
Mary Sullivan,]
Assistant Vice President[     None
Kevin L. Surrett,]
Assistant Vice President{(since March 2000) of OFI Private Investments, Inc.}
[                             None
Susan B. Switzer,]
{Jeff Schneider,
Vice  President  Formerly  (until  May  1999)  Director,   Personal  Decisions
International.

Ellen Schoenfeld,
Vice President None.

Allan Sedmak
Assistant Vice President None.

Jennifer Sexton,
Vice President None.

Martha Shapiro,
Assistant Vice President None.

Connie Song,
Assistant Vice President None.

Richard Soper,
Vice President None.

Keith Spencer,
Vice President None.

Cathleen Stahl,
Vice President Assistant Vice President & Manager of Women & Investing Program

Richard A. Stein,} [Vice President
None
Anthony A. Tanner,]
Vice President: Rochester Division[
None
Paul Temple,
Vice President                Formerly a Vice President of Merrill Lynch
(October 2001-January 2002) prior to which he was a Vice President with
OppenheimerFunds, Inc. (May 2000-October 5, 2001).
Vincent Toner,]
Assistant Vice President[     None
Eamon Tubridy,]{(since 1995) of Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior  Vice  President  An  officer  and/or  portfolio   manager  of  certain
Oppenheimer funds.

Jayne Stevlingson,
Vice President None.

Gregg Stitt,}
Assistant Vice President {None.} [
None
James F. Turner,]
{John Stoma,
Senior Vice President None.

Kevin Surrett,} [Vice President
Formerly portfolio manager for Technology Crossover Ventures (May 2000-March
2001).
Cameron Ullyat,]
Assistant Vice President[     None
Angela Utaro,]
Assistant Vice President {of Product Development}[:]
{At Evergreen Investor Services, Inc. (June 1995 }[Rochester Division
None
Mark S. Vandehey,]
{May 1999).

James C. Swain,
Vice Chairman of the Board Chairman, CEO and Trustee, Director or Managing
Partner of the Denver-based Oppenheimer Funds; formerly, President and
Director of} [Vice President  Vice President of OppenheimerFunds Distributor,
Inc.,] Centennial Asset Management Corporation and {Chairman of the Board of}
Shareholder Services, Inc.[
Maureen Van Norstrand] {Susan Switzer},
Assistant Vice President[     None
Vincent Vermette,] {None.

Anthony A. Tanner,
Vice President: Rochester Division None.

Paul Temple,
Vice President  Formerly  (until May 2000) Director of Product  Development at
Prudential.

Angela Uttaro,}
Assistant Vice President[     ] {None.

Mark Vandehey,
Vice President None.

Maureen VanNorstrand,
}Assistant Vice President [of OppenheimerFunds Distributor, Inc.
Phillip F.] {None.

Annette Von Brandis,
Assistant Vice President None.

Phillip } Vottiero,
Vice President {Chief Financial officer for the Sovlink Group (April 1996 -
June 1999).} [                None
Samuel Sloan Walker,]
{Teresa }[Vice President      Vice President of HarbourView Asset Management
Corporation.
Teresa M.] Ward,
Vice President[               Vice President of OppenheimerFunds Distributor,
Inc.
Jerry A.] {None.

Jerry } Webman,
Senior Vice President[  ] {Senior Investment Officer, Director of Fixed
Income.

Barry Weiss,
Assistant Vice President Fitch IBCA (1996 January 2000)

Christine Wells,
Vice President None.

Joseph Welsh,
Assistant Vice President None.

William L. Wilby,
Senior Vice President Senior Investment Officer, Director of International
Equities;} Senior Vice President of HarbourView Asset Management Corporation.[
Christopher D. Weiler,
Assistant Vice President:
Rochester Division            None
Barry D. Weiss,
Vice President                None
Melissa Lynn Weiss,
Vice President                Formerly an Associate at Hoguet Newman & Regal,
LLP (January 1998-May 2002).
Christine Wells,
Vice President                None
Joseph J. Welsh,
Vice President                Vice President of HarbourView Asset Management
Corporation.
Diederick Wermolder,
Vice President                Director of OppenheimerFunds International
Ltd.; Senior Vice President (Managing Director of the International Division)
of OFI Institutional Asset Management, Inc.
Catherine M. White,
Assistant Vice President      Assistant Vice President of OppenheimerFunds
Distributor, Inc. Formerly, Assistant Vice President with Gruntal & Co. LLC
(September 1998 - October 2000); member of the American Society of Pension
Actuaries (ASPA) since 1995.
William L. Wilby,
Senior Vice President         Formerly Senior Vice President of HarbourView
Asset Management Corporation (May 1999-July 2002).
Donna M.] {Donna} Winn,
Senior Vice President {Vice President (since March 2000)} [
President, Chief Executive Officer and Director] of OFI Private Investments,
Inc.[; Director and President of OppenheimerFunds Legacy Program; Senior Vice
President of OppenheimerFunds Distributor, Inc.
Kenneth Winston,
Senior Vice President         Principal at Richards & Tierney, Inc. (until
June 2001).
]Brian W. Wixted,
Senior Vice President and
Treasurer[                    ]Treasurer {(since March 1999)} of HarbourView
Asset Management Corporation{, Shareholder Services}[; OppenheimerFunds
International Ltd., Oppenheimer Partnership Holdings], Inc., Oppenheimer Real
Asset Management Corporation, [Shareholder Services, Inc.,] Shareholder
Financial Services, Inc. {and Oppenheimer Partnership Holdings, Inc., of}[,
]OFI Private Investments, Inc. {(since March 2000) and of OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds plc (since May 2000)}
[and OFI Institutional Asset Management, Inc.]; Treasurer and Chief Financial
Officer {(since May 2000) of PIMCO} [of Oppenheimer] Trust Company; Assistant
Treasurer {(since March 1999)} of Oppenheimer Acquisition Corp. and
[OppenheimerFunds Legacy Program.
]  {of  Centennial   Asset  Management   Corporation;   an  officer  of  other
Oppenheimer funds;  formerly  Principal and Chief Operating  Officer,  Bankers
Trust Company - Mutual Fund Services Division (March 1995 - March 1999).

}Carol Wolf,
Senior Vice President[        Serves on the Board of the Colorado Ballet.
Kurt Wolfgruber,] {An officer and/or portfolio manager of certain  Oppenheimer funds;  serves  on the  Board  of  Chinese
                                    Children  Adoption  International  Parents
                                    Council,  Supporters of Children,  and the
                                    Advisory   Board  of   Denver   Children‘s
                                    Hospital Oncology Department.

Kurt Wolfgruber}
Senior Vice President[        Director of Tremont Advisers, Inc. (as of
January 2002).
Caleb C.] {Senior Investment  Officer,  Director of Domestic Equities;  member of the  Investment  Product  Review  Committee and the Executive  Committee of
HarbourView  Asset  Management  Corporation;  formerly  (until  April  2000) a
Managing Director and Portfolio Manager at J.P. Morgan Investment  Management,
Inc.

Caleb } Wong,
Vice President {An officer and/or portfolio manager of certain Oppenheimer funds (since June 1999) .} [  None
Edward C. Yoensky,]
{Robert G. Zack,} [Assistant Vice President
None
Robert G. Zack]
Senior Vice President and
{Assistant Secretary, Associate
General Counsel Assistant Secretary of Shareholder Services, Inc. (since May
1985),} [General Counsel      General Counsel and Director of
OppenheimerFunds Distributor, Inc.; General Counsel of Centennial Asset
Management Corporation; Senior Vice President and General Counsel of
HarbourView Asset Management Corporation and OFI Institutional Asset
Management, Inc.; Senior Vice President, General Counsel and Director of]
Shareholder Financial Services, Inc.{(since November 1989), }[, Shareholder
Services, Inc., OFI Private Investments, Inc. and Oppenheimer Trust Company;
Vice President and Director of Oppenheimer Partnership Holdings, Inc.;
Secretary of OAC Acquisition Corp.; Director and Assistant Secretary of]
OppenheimerFunds International Ltd. {and Oppenheimer Millennium Funds plc
(since October 1997); an officer of other Oppenheimer funds.}[; Director of
Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds
Legacy Program.
Jill Zachman,]
{Jill Zachman,
Assistant} Vice President: {
}Rochester Division[          ]None[
]{.

}Neal [A.] Zamore,
Vice President {Director e-Commerce; formerly (until May 2000) Vice President
at GE Capital.} [             None
Mark D. Zavanelli,]
{Mark Zavanelli,} [Vice President
None
Alex Zhou,]
Assistant Vice President[     ]None[
]{.

}Arthur J. Zimmer,
Senior Vice President[        ]Senior Vice President (since April 1999) of
HarbourView Asset Management Corporation[.
]{; Vice  President of Centennial  Asset  Management  Corporation;  an officer and/or portfolio manager of certain Oppenheimer funds.

Susan Zimmerman,
Vice President None.}

The  Oppenheimer  Funds include the {New  York-based  Oppenheimer  Funds,  the
Denver-based  Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as
set forth below:} [following:]

{Board I Funds} [Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)]
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
[Oppenheimer Capital Income Fund]
Oppenheimer Capital Preservation Fund
[Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)]
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
[Oppenheimer Emerging Growth Fund]
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
[Oppenheimer High Yield Fund
Oppenheimer International Bond Fund]
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
[Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund]
Oppenheimer Money Market Fund, Inc.
[Oppenheimer Multiple Strategies Fund]
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust [(3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer   Rochester  National   Municipals]   {Oppenheimer   Multiple
Strategies Fund}
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
[Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund]
Oppenheimer Series Fund, Inc. [(2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund]
Oppenheimer Special Value Fund
[Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC]
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
{Board II Funds} [Oppenheimer Variable Account Funds (10 series):]
     {Centennial America Fund, L.P.} [Oppenheimer Aggressive Growth Fund/VA]
     {Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund} [Oppenheimer Bond Fund/VA]
     Oppenheimer Capital {Income Fund} [Appreciation Fund/VA]
     {Oppenheimer High Yield Fund} [Oppenheimer Global Securities Fund/VA]
     {Oppenheimer Integrity Funds} [Oppenheimer High Income Fund/VA]
     {Oppenheimer International Bond Fund
Oppenheimer  Limited-Term  Government Fund}  [Oppenheimer Main Street Growth &
Income Fund/VA]
     Oppenheimer Main Street Small Cap {Fund} [Fund/VA]
     {Oppenheimer Main Street Funds, Inc.} [Oppenheimer Money Fund/VA]
     {Oppenheimer Municipal Fund} [Oppenheimer Multiple Strategies Fund/VA]
     {Oppenheimer Real Asset Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds} [Oppenheimer Strategic Bond Fund/VA]
Panorama Series Fund, Inc. [(4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio] {Board III Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.}
Rochester Fund Municipals

[The address of the  Oppenheimer  funds listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.]

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management {Corp.}  [Corporation],  Oppenheimer  Partnership
Holdings,   Inc.,   Oppenheimer   Acquisition   Corp.   {and}[,]  OFI  Private
Investments,  Inc.  {is Two World  Trade  Center}[,  OFI  Institutional  Asset
Management,  Inc. and Oppenheimer  Trust Company is 498 Seventh  Avenue],  New
York, New York {10048-0203.} [10018.]

{The address of the New York-based  Oppenheimer  Funds,  the Quest Funds,  the
Denver-based   Oppenheimer  Funds,   Shareholder  Financial  Services,   Inc.,
Shareholder  Services,  Inc.,  OppenheimerFunds  Services,   Centennial  Asset
Management  Corporation,  Centennial Capital Corp., and Oppenheimer Real Asset
Management,  Inc. is 6803 South Tucson Way,  Englewood,  Colorado 80112.} [The
address of Tremont Advisers,  Inc. is 555 Theodore Fremd Avenue,  Suite 206-C,
Rye, New York 10580.]

{The address of the Rochester-based funds is 350 Linden Oaks,  Rochester,  New
York 14625-2807.} [The address of OppenheimerFunds  International Ltd. is Bloc
C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.]

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant‘s shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant‘s principal underwriter are:

Name & Principal
{Positions & Offices Positions & Offices
Business Address with Underwriter with Registrant

Jason Bach Vice President None
31 Raquel Drive
Marietta, GA 30064

William Beardsley (2) Vice President None

Peter Beebe Vice President None
876 Foxdale Avenue
Winnetka, IL 60093

}[Business Address      Position & Office
with Underwriter  Position and Office
with Registrant
Robert Agan(1)                 Vice President            None
Janette Aprilante(1)           Secretary                 None
Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067             Vice President            None
Kathleen Beichert(1)           Vice President            None
Gabriella Bercze(2)            Vice President            None
]Douglas S. Blankenship
{Vice President None} [17011 Woodbark]
{17011 Woodbank} [Spring, TX 77379                       Vice President
None
Tracey Blinzler(1)             Assistant Vice President  None
Kevin Bonner(1)                Vice President            None
L. Scott Brooks(2)             Vice President            None
Kevin E. Brosmith]
{Spring, TX 77379} [170 Phillip Court]
{Kevin Brosmith }[Lake Bluff, IL 60044    ]Senior Vice President {None.
856 West Fullerton
Chicago, IL 60614

Susan Burton(2) Vice President None

Robert Coli Vice President None} [                       None
Jeffrey W. Bryan(2)            Vice President            None
Susan Burton
412 Towne Green Circle
Addison, TX 75001              Vice President            None
Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618               Vice President            None
Robert A. Coli]
12 White Tail Lane
Bedminster, NJ 07921[          Vice President            None
Jill E. Crockett(2)            Assistant Vice President  None
Jeffrey D. Damia(2)            Vice President            None
John Davis(2)                  Assistant Vice President  None
Stephen J. Demetrovits(2)      Vice President            None
Joseph A. DiMauro] {William Coughlin Vice President None
1730 N. Clark Street
#3203
Chicago, IL 60614

Jeff Damia(2) Vice President None

Stephen Demetrovits(2) Vice President None

Christopher DeSimone Vice President None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael Dickson Vice President None
21 Trinity Avenue
Glastonburg, CT 06033

Joseph DiMauro Vice President None}
244 McKinley Avenue
Grosse Pointe Farms, MI 48236[ Vice President            None
Steven Dombrower(w)            Vice President            None
George P. Dougherty] {Andrew John Donohue(2) Executive Vice Secretary }
{President and Director }[4090 Redbud Circle]
{G. Patrick Dougherty (2) Vice President None} [Doylestown, PA 18901
Vice President                 None
Cliff H. Dunteman]
{Cliff Dunteman Vice President None
940 Wedgewood Drive} [1196 Fieldstone Dr.]
Crystal Lake, IL 60014[-1642   ] {Wendy H. Ehrlich} Vice President[
None
John Eiler(2)     ] {None
4 Craig Street
Jericho, NY 11753

Kent Elwell} Vice President[   ]None[
Kent M. Elwell]
35 Crown Terrace
Yardley, PA 19067[             Vice President            None
Gregg A. Everett] {George Fahey Vice President None}
{9 Townview Ct.} [7124 Trysail Circle
Tampa, FL 33607                Vice President            None
George R. Fahey
9 Townview Court]
Flemington, NJ 08822[          ] {Eric Fallon} Vice President[
]None[
Eric C. Fallon]
10 Worth Circle
Newton, MA [02458              Vice President            None
] {02158

}Katherine P. Feld(2)[  ]Vice President[  Assistant] {and None
Corporate} Secretary[
]Mark {Ferro} [J. Ferro(2)     ]Vice President[          None
] {None
43 Market Street
Breezy Point, NY 11697

}Ronald H. Fielding(3)[        Vice President            None
Patrick W. Flynn (1)    ] {Vice President None

John ("J") Fortuna(2) Vice President None

Ronald R. Foster} Senior Vice President[                 None
John E. Forrest(2)             Senior Vice President     None
John ("J) Fortuna(2)           Vice President            None
P. Lyman Foster(2)             Senior Vice President     None
Luiggino J. Galleto] {None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece(1) Assistant Vice President None

Luiggino Galleto Vice President None}
10302 Riesling Court
Charlotte, NC 28277[           Vice President            None
Michelle M. Gans] {Michelle Gans Vice President None}
{18771 The Pines} [2700 Polk Street, Apt. #9]
{Eden Prairie, MN 55347

L. Daniel Garrity Vice President None
27 Covington Road
Avondale Estates, GA 30002

Lucio Giliberti Vice President None} [San Francisco, CA 94109
Vice President                 None
Lucio Giliberti]
6 Cyndi Court
Flemington, NJ 08822[          Vice President            None
Raquel Granahan(2)             Vice President            None
Ralph Grant(2)                 Senior Vice President     None
Michael D. Guman] {Ralph Grant(2) Senior Vice President/ None}
{National Sales Manager

Michael Guman Vice President None
3913 Pleasent} [3913 Pleasant] Avenue
Allentown, PA 18103[           Vice President            None
Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759           Assistant Vice President  None
Clifford W. Heidinger] {Webb Heidinger Vice President None}
90 Gates Street
Portsmouth, NH 03801[          ] {Phillip Hemery} Vice President {None} [
None
Phillipe D. Hemery]
184 Park Avenue
Rochester, NY 14607[           Vice President            None
Elyse R. Jurman Herman] {Brian Husch(2) Vice President None

Edward Hrybenko (2) Vice President None

Richard L. Hymes(2) Assistant Vice President None

Byron Ingram(1) Assistant Vice President None

Kathleen T. Ives(1) Vice President None

Eric K. Johnson Vice President None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson Vice President None
409 Sundowner Ridge Court
Wildwood, MO 63011

Elyse Jurman Vice President None}
1194 Hillsboro Mile, {#}[Villa] 51
Hillsboro Beach, FL  33062[    Vice President            None
Wendy G. Hetson] {John Kavanaugh Vice President None}
{2 Cervantes Blvd.} [4 Craig Street
Jericho, NY 11753              Vice President            None
Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019              Vice President            None
William E. Hortz(2)            Vice President            None
Edward Hrybenko(2)             Vice President            None
Brian F. Husch(2)              Vice President            None
Richard L. Hymes(2)            Assistant Vice President  None
Kathleen T. Ives(1)            Vice President            Assistant Secretary
Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941          Vice President            None
Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017         Vice President            None
John S. Kavanaugh
2 Cervantes], Apt. #301
San Francisco, CA 94123[       Vice President            None
Christina J. Keller(2)         Vice President            None
Brian G. Kelly] {Brian Kelly Vice President None}
60 Larkspur Road
Fairfield, CT 06430[           ] {Michael Keogh(2)} Vice President[
None
Michael Keogh(2)               Vice President            None
] {None

}Lisa Klassen(1)[              ]Assistant Vice President[
]None[
]Richard Klein {Senior Vice President None}
4820 Fremont Avenue So.
Minneapolis, MN 55409[         Senior Vice President     None
Richard Knott(2)               Vice President            None
Dean Kopperud(2)               Senior Vice President     None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062             Senior Vice President     None
David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126            Vice President            None
Tracey Lange(2)                Vice President            None
Paul R. LeMire                 Vice President            None
Dawn Lind] {Brent Krantz Vice President None
2609 SW 149th Place
Seattle, WA 98166

Oren Lane Vice President None
5286 Timber Bend Drive
Brighton, MI 48116

Dawn Lind Vice President None}
21 Meadow Lane
Rockville Centre, NY 11570[    Vice President            None
Malissa Lischin(2)             Assistant Vice President  None
James V. Loehle] {James Loehle Vice President None}
30 Wesley Hill Lane
Warwick, NY 10990[             Vice President            None
John J. Lynch
5341 Ellsworth
Dallas, TX 75206               Vice President            None
Mark Macken
462 Lincoln Avenue
Sayville, NY 11782             Vice President            None
Michael Magee(2)               Vice President            None
Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657              Vice President            None
Todd A. Marion] {John Lynch (2) Vice President None

Michael Magee(2) Vice President None

Steve Manns Vice President None
1941 W. Wolfram Street
Chicago, IL 60657

Todd Marion Vice President None}
3 St. Marks Place
Cold Spring Harbor, NY 11724[  Vice President            None
David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126      Vice President            None
LuAnn Mascia(2)                ] {LuAnn Mascia(2) }Assistant Vice President[
]None[
]Theresa-Marie Maynier {Vice President None}
2421 Charlotte Drive
Charlotte, NC 28203[           ] {Anthony Mazzariello} Vice President {None} [
None
Anthony P. Mazzariello]
704 Beaver Road
Leetsdale, PA 15056[           ] {John McDonough} Vice President {None} [
None
John C. McDonough]
3812 Leland Street
Chevy Chase, MD 20815[         ] {Kent McGowan} Vice President {None} [
None
Kent C. McGowan]
18424 12th Avenue West
Lynnwood, WA 98037[            Vice President            None
John V. Murphy(2)              Director                  President, Principal
Executive Officer and Trustee/Director
Wendy Jean Murray] {Laura Mulhall(2) Senior Vice President None

Charles Murray Vice President None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray Vice President None}
32 Carolin Road
Upper Montclair, NJ 07043[     Vice President            None
Christina Nasta(2)             Assistant Vice President  None
Kevin P. Neznek(2)             Vice President            None
Chad V. Noel] {Denise-Marie Nakamura Vice President None
4111 Colony Plaza
Newport Beach, CA 92660

John Nesnay Vice President None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin Neznek(2) Vice President None

Chad V. Noel Vice President None}
2408 Eagleridge Drive
Henderson, NV 89014[           Vice President            None
Raymond C. Olson(1)            ] {Alan Panzer} Assistant Vice President [&
Treasurer                      None
Brian C. Perkes] {None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin Parchinski Vice President None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira Vice President None
2707 Via Arboleda
San Clemente, CA 92672

Brian Perkes Vice President None}
8734 Shady Shore Drive
Frisco, TX 75034[              Vice President            None
]Charles K. Pettit {Vice President None}
22 Fall Meadow Drive
Pittsford, NY 14534[           Vice President            None
William L. Presutti] {Bill Presutti(2) Vice President None}
{Steve Puckett Vice President None} [238 Kemp Avenue]
{5297 Soledad Mountain Road
San Diego, CA 92109

Elaine Puleo(2)} [Fair Haven, NJ 07704                   Vice President
None
Elaine Puleo-Carter(2)         ]Senior Vice President {None} [
None
Christopher L. Quinson]
{Minnie Ra Vice President None} [19 Cayuga Street
Rye, NY 10580                  Vice President            None
Minnie Ra]
100 Dolores Street, #203
Carmel, CA 93923[              Vice President            None
Heather Rabinowitz(2)          Assistant Vice President  None
Gary D. Rakan] {Dustin Raring Vice President None}
{184 South Ulster} [25031 Woodridge Triangle]
{Denver, CO 80220

Michael Raso Vice President None} [Farmington, MI 48335  Vice President
None
Michael A. Raso]
16 N. Chatsworth Ave.[,] Apt. 301
Larchmont, NY 10538[           ] {Douglas Rentschler} Vice President {None} [
None
Douglas Rentschler]
677 Middlesex Road
Grosse Pointe Park, MI 48230[  Vice President            None
Louis H. Reynolds(2)           Vice President            None
Michelle Simone Richter(2)     Vice President            None
Ruxandra Risko(2)              Vice President            None
David R. Robertson(2)   ] {Michelle Richter(2) Assistant Vice President None

Ruxandra Risko(2) Vice President None

David Robertson(2) }Senior Vice President{, None
Director of Variable
Accounts

Kenneth Rosenson Vice President None
26966 W. Malibu
Cove Colony Drive
Malibu, CA 90265

James Ruff(2) President & Director None

William Rylander (2) Vice President None

Alfredo Scalzo Vice President None
9616 Lale} [                   None
Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265               Vice President            None
James H. Ruff(2)               President & Director      None
William R. Rylander
85 Evergreen Road
Vernon, CT 06066               Vice President            None
Thomas Sabow(2)                Vice President            None
Alfredo Scalzo
9616 Lake] Chase Island Way
Tampa, FL 33626[               ] {Michael Sciortino} Vice President {None} [
None
Michael Sciortino]
785 Beau Chene Drive
Mandeville, LA 70471[          ] {Eric Sharp} Vice President[
]None[
Eric Sharp]
862 McNeill Circle
Woodland, CA 95695[            ] {Michelle Simone - Ricter(2) Assistant} Vice
President[                     None
Debbie Simon(2)   ] {None

Kristen Sims (2)} Vice President[                        ]None[
]Douglas [Bruce] Smith {Vice President None}
808 South 194th Street
Seattle,WA 98148[              Vice President            None
William A. Spetrino] {David Sturgis Vice President None}
{81 Surrey Lane} [7631 Yennicook Way]
{Boxford, MA 01921

Peter Sullivan Vice President None
21445 S. E 35th Street
Issaquah, WA 98029

Brian Summe Vice President None} [Hudson, OH 44236       Vice President
None
Bryan Stein(2)                 Vice President            None
John Stoma(2)                  Senior Vice President     None
Brian C. Summe]
239 N. Colony Drive
Edgewood, KY 41017[            Vice President            None
Michael Sussman(2)             Vice President            None
George T. Sweeney] {Michael Sussman(2) Vice President None}
{Andrew Sweeny Vice President None
5967 Bayberry Drive
Cincinnati, OH 45242

George Sweeney Senior Vice President None
5 Smokehouse} [5 Smoke House] Lane
Hummelstown, PA 17036[         Senior Vice President     None
 ]Scott McGregor Tatum {Vice President None}
 704 Inwood
Southlake, TX 76092[           Vice President            None
James Taylor(2)                Assistant Vice President  None
Martin Telles(2)  ] {Martin Telles(2) }Senior Vice President {None

David G. Thomas Vice President None
2200 North Wilson Blvd.
Suite 102-176
Arlington, VA 22201

Tanya Valency (2)} [           None
David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201            Vice President            None
Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062               Vice President            None
Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657              Vice President            None
Tanya Valency(2)               Vice President            None
Mark Vandehey(1)               Vice President            None
Vincent Vermete                ]Assistant Vice President {None} [
None
Teresa Ward(1)                 Vice President            None
Michael J. Weigner]
{Mark Vandehey(1) Vice President None} [4905 W. San Nicholas Street]
{Brian Villec (2) Vice President None

Andrea Walsh(1) Vice President None

Suzanne Walters(1) Assistant Vice President None

Michael Weigner Vice President None
5722 Harborside Drive
Tampa, FL 33615

Donn Weise Vice President None} [Tampa, FL 33629         Vice President
None
Donn Weise]
3249 Earlmar Drive
Los Angeles, CA 90064[         Vice President            None
Catherine White(2)             Assistant Vice President  None
Thomas Wilson(2)               Vice President            None
Donna Winn(2)                  Senior Vice President     None
Philip Witkower(2)             Senior Vice President     None
Cary Patrick Wozniak] {Marjorie Williams Vice President None
6930 East Ranch Road
Cave Creek, AZ 85331

Cary Wozniak Vice President None}
18808 Bravata Court
San Diego, CA 92128[           Vice President            None
Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021           Vice President            None
Robert G. Zack(2)              General Counsel & Director
Secretary
] {Gregor Yuska(2) Vice President None}
(1)6803 South Tucson Way, {Englewood,} [Centennial,] CO 80112[-3924
(2)498  Seventh  Avenue]{(2)Two  World  Trade  Center},  New York,  NY {10048}
[10018]
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the {28th} [20th] day of {February} [December], 2002.

      Oppenheimer Emerging Growth Fund

            /s/ John V. Murphy
      By: ________________________________
       John V. Murphy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures  Title Date
----------  ----- ----

/s/ Leon Levy*                      Chairman of the
-------------------------------------           Board of Trustees
{February 28,} [December 20,] 2002
Leon Levy

/s/ Donald W. Spiro*                      Vice Chairman and
-------------------------------------           Trustee
{February 28,} [December 20,] 2002
Donald W. Spiro

/s/ Robert G. Galli*                      Trustee
{February 28,} [December 20,] 2002

-------------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                 Trustee
{February 28} [December 20], 2002

------------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*              Trustee                       {February
28,} [December 20,] 2002

-------------------------------------
Benjamin Lipstein

[/s/ Joel W. Motley *                      Trustee          December 20, 2002
------------------------------
Joel W. Motley]

/s/ John V. Murphy *                       President,
-------------------------------------           Principal Executive
John V. Murphy                      Officer, Trustee        {February 28,}
[December 20,] 2002

/s/ Elizabeth B. Moynihan*
-------------------------------------           Trustee
{February 28,} [December 20,] 2002
Elizabeth B. Moynihan

/s/ Kenneth A. Randall
------------------------------------                  Trustee
{February 28,} [December 20,] 2002
Kenneth A. Randall

/s/ Edward V. Regan*
-------------------------------------           Trustee
{February 28,} [December 20,] 2002
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*             Trustee
{February 28} [December 20], 2002
-------------------------------------
Russell S. Reynolds, Jr.

/s/ Brian W. Wixted*                      Treasurer &
{February 28} [December 20], 2002
-------------------------------------           Principal Accounting
Brian W. Wixted                     Officer

/s/ Clayton K. Yeutter*             Trustee                       {February
28,} [December 20,] 2002

-------------------------------------
Clayton K. Yeutter

* By: /s/ Robert G. Zack
      ------------------
      Robert G. Zack, Attorney-In-Fact

                      {OPPENHEIMER EMERGING GROWTH FUND

                   Initial} Registration Statement [No. 2]

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

23{(i) Opinion and}[(j) Independent Auditor‘s] Consent {of Counsel}[.]